Filed Pursuant to Rule 497(e)

File Number 033-17428

SUPPLEMENT DATED SEPTEMBER 2, 2003 TO

PROSPECTUS DATED MAY 1, 2003 FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GE LIFE AND ANNUITY ASSURANCE COMPANY

THROUGH ITS

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The “Principal Underwriter” provision located in the “Distribution of the Contracts” section is amended as follows:

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico and Texas as GE Capital Brokerage Corporation) (“Capital Brokerage”) is the distributor and principal underwriter of the contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker-dealer, and is a member of the NASD.

Statement of Additional Information For The

Flexible Premium Variable Deferred Annuity Contract

Form P1140 10/90

Issued by:

GE Life and Annuity Assurance Company

GE Life & Annuity Separate Account 4

6610 West Broad Street

Richmond, Virginia 23230

Telephone Number: 1-800-352-9910

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2003 (as amended September 2, 2003), for the Flexible Premium Variable Deferred Annuity Contract issued by GE Life and Annuity Assurance Company through its GE Life & Annuity Separate Account 4. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contract are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:	1-800-352-9910

Or write:	GE Life and Annuity Assurance Company
6610 West Broad Street
Richmond, Virginia 23230

Or visit:	www.gefinancialservice.com

Or contact your financial representative

The date of this Statement of Additional Information is May 1, 2003 (as amended September 2, 2003).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE PORTFOLIOS.

STATEMENT OF ADDITIONAL INFORMATION

The Company

The Separate Account

Additional Information About the Guarantee Account

The Contracts
Transfer of Annuity Units
Net Investment Factor

Agreement With Distributors and Advisors for the Funds

Termination of Participation Agreements

Calculation of Performance Data
Subaccount Investing in the GE Investments Funds, Inc. — Money Market Fund
Other Subaccounts
Other Performance Data

Tax Matters
Taxation of GE Life and Annuity Assurance Company
IRS Required Distributions

General Provisions
Using the Contracts as Collateral
The Beneficiary
Non-Participating
Misstatement of Age or Gender
Incontestability
Statement of Values
Trust as Owner or Beneficiary
Written Notice

Distribution of the Contracts

Legal Developments Regarding Employment-Related Benefit Plans

Regulation of GE Life and Annuity Assurance Company

Experts

Financial Statements

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 to The Life Insurance Company of Virginia. General Electric Capital Corporation (“GE Capital”) acquired us from Aon Corporation on April 1, 1996. GE Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. (“GE Financial Assurance”) and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company (“GECA”). As part of an internal reorganization of GE Financial Assurance’s insurance subsidiaries, The Harvest Life Insurance Company (“Harvest”) merged into the Company on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance Company. Harvest’s former parent, Federal Home Life Insurance Company (“Federal”), received common stock of the Company in exchange for its interest in Harvest.

GE Financial Assurance indirectly owns approximately ninety-seven percent of our outstanding common stock. The stock is owned directly by General Electric Capital Assurance Company (“GE Capital Assurance”) and by Federal. Both GE Capital Assurance, which directly owns approximately eighty-five percent of our outstanding common stock, and Federal, which owns approximately twelve percent of our outstanding common stock, are indirectly owned by GE Financial Assurance. The 800 or 3% of the remaining shares of our outstanding common stock are owned by Phoenix Life Insurance Company, Inc. (“Phoenix”). All of our outstanding non-voting preferred stock is owned by GE Financial Assurance. GE Financial Assurance is a wholly-owned subsidiary of GE Insurance, Inc. (“GEI”). GEI is a wholly owned subsidiary of GE Capital which in turn is wholly owned, directly or indirectly, by General Electric Company (“GE”).

We principally offer annuity contracts, institutional stable value products, and life insurance. We do business in the District of Columbia and all states except New York. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT	We established the GE Life & Annuity Separate Account 4 as a separate investment account on August 19, 1987. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to the Separate Account and our other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time. We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We reserve the right to impose restrictions on transfers involving the Guarantee Account. Such restrictions may include permitting transfers from an interest rate guarantee period only during the 30 day period immediately following the end of the guarantee period, limiting the amount of assets available for transfer at any one time to 25% of the allocations to the Guarantee Account plus accrued interest and prohibiting transfers to the Guarantee Account for the six month period following a transfer from the Guarantee Account.

THE CONTRACTS

TRANSFER OF ANNUITY UNITS	At your request, Annuity Units may be transferred once per calendar year from the Subaccount in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

(a)	is the number of Annuity Units for the Subaccount in which the Annuity Units are currently held;

(b)	is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

(c)	is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

NET INVESTMENT FACTOR

The Net Investment Factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount available under the contracts for a Valuation Period is (a) divided by (b) minus (c) where:

(a)	is the result of:

(1)	the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

(2)	the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the Net Investment Factor is being determined; minus

(3)	the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

(4)	any amount charged against that Subaccount for taxes, this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount; and

(b)	is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

(c)	is a factor for the Valuation Period representing the mortality and expense risk charge.

We will value assets in the Separate Account will be taken at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

AGREEMENTS WITH DISTRIBUTORS AND ADVISERS FOR THE FUNDS

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. The amounts we receive under these agreements may be significant. The agreements reflect administrative services we provide.

TERMINATION OF PARTICIPATION AGREEMENTS	The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

The Alger American Fund.    This agreement may be terminated at the option of any party upon six months’ written notice to the other parties, unless a shorter time is agreed to by the parties.

AllianceBernstein Variable Products Series Fund, Inc.    This agreement may be terminated by the parties on six months’ advance written notice.

Federated Insurance Series.    This agreement may be terminated by any of the parties on 180 days written notice to the other parties.

Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Fidelity Variable Insurance Products Fund III (“the Fund”).    These agreements provide for termination (1) on one year’s advance notice by either party, (2) at the

Company’s option if shares of the Fund are not reasonably available to meet requirements of the contracts, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the contract owners to substitute shares of another mutual fund, (5) at the Company’s option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its contracts.

GE Investments Funds, Inc.    This agreement may be terminated at the option of any party upon six months’ written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust.    This agreement may be terminated at the option of any party upon six months’ written notice to the other parties, unless a shorter time is agreed to by the parties.

Janus Aspen Series.    This agreement may be terminated by the parties on six months’ advance written notice.

MFS® Variable Insurance Trust.    This agreement may be terminated by the parties on six months’ advance written notice.

Oppenheimer Variable Account Funds.    This agreement may be terminated by the parties on six months’ advance written notice.

PBHG Insurance Series Fund, Inc.    This agreement may be terminated at the option of any party upon six months’ written notice to the other parties, unless a shorter time is agreed to by the parties.

PIMCO Variable Insurance Trust.    This agreement may be terminated by the parties on six months’ advance written notice, unless a shorter time is agreed to by the parties.

Salomon Brothers Variable Series Funds, Inc.    This agreement may be terminated at the option of any party upon six months’ written notice to the other parties, unless a shorter time is agreed to by the parties.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

SUBACCOUNT INVESTING IN THE GE INVESTMENTS FUNDS, INC. — MONEY MARKET FUND

From time to time, advertisements and sales literature may quote the yield of the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. —Money Market Fund at the beginning of the period, dividing such net change in value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Contract Value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual contract maintenance charge, distribution expense charge, and the mortality and expense risk charge.

For purposes of calculating current yields for a contract, an average per unit policy maintenance charge is used. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) × (365/7)

where:

NCP	=	the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES	=	per unit expenses of the hypothetical account for the seven-day period.

UV	=	the unit value on the first day of the seven-day period.

The effective yield of the Subaccount investing in the GE Investments Funds, Inc. —Money Market Fund determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

where:

NCP	=	the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES	=	per unit expenses of the hypothetical account for the seven-day period.

UV	=	the unit value on the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund is affected by changes in interest rates on money market securities, average portfolio maturity of the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund, the types and quality of portfolio securities held by that investment portfolio, and that portfolio’s operating expenses. Because of the charges and deductions imposed under the contract, the yield for a Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund will be lower than the yield for the GE Investments Funds, Inc. — Money Market Fund.

Yields calculated do not take into account the mortality and expense risk charge, the distribution expense charge, the contract maintenance charge, and the surrender charge.

Current Yield    -0.23% as of December 31, 2002

Effective Yield  -0.23% as of December 31, 2002

Past performance is not a guarantee or projection of future results.

Please note that the information on which these yields were calculated was supplied by the GE Investments Funds, Inc. — Money Market Fund (“Money Market Fund”). While we have no reason to doubt the accuracy of the information provided by the Money Market Fund, we have not independently verified this information.

OTHER SUBACCOUNTS

Total Return.    Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 year and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the underlying portfolios, with the level of the Separate Account and contract and charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the distribution expense charge, surrender charge and policy maintenance charge as described below:

1.	We calculate unit value for each Valuation Period based on the performance of the Subaccount’s underlying investment Portfolio (after deductions for Portfolio expenses, the distribution expense charge, and the mortality and expense risk charge).

2.	The contract maintenance charge is $30 per year, deducted at the beginning of each Contract Year. For purposes of calculating average annual total return, an average contract maintenance charge (currently 0.1% of Contract Value attributable to the hypothetical investment) is used.

3.	The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

4.	The total return does not reflect any deductions for premium tax.

5.	Total return will then be calculated according to the following formula:

TR	=	(ERV/P)1/N - 1

where:

TR =	the average annual total return for the period

ERV =	the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

P =	a hypothetical single investment of $1,000.

N =	the duration of the period (in years).

The Portfolios have provided the price information used to calculate the total return of the Subaccounts for periods prior to the inception of the Investment Subdivisions. While we have no reason to doubt the accuracy of the figures provided by the Portfolios, we have not independently verified such information.

OTHER PERFORMANCE DATA	We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

CTR	= (ERV/P) - 1

where:

CTR =	the cumulative total return for the period.

ERV =	the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

P =	a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on partially surrendered amounts.

Other non-standardized quotations of Subaccount performance may also be used in sales literature and advertisements. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

TAXATION OF GE LIFE AND ANNUITY ASSURANCE COMPANY

We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. (See the “Federal Tax Matters” section of the prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS REQUIRED DISTRIBUTIONS	In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Contract to provide that:

(a)	if any owner dies on or after the Maturity Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and

(b)	if any owner dies prior to the Maturity Date, the entire interest in the contract will be distributed:

(1)	within five years after the date of that owner’s death; or

(2)	as income payments which will begin within one year of that owner’s death and which will be made over the life of the owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The “designated beneficiary” generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the “designated beneficiary” is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse’s death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

GENERAL PROVISIONS

USING THE CONTRACTS AS COLLATERAL

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING	The contract is non-participating. No dividends are payable.

MISSTATEMENT OF AGE OR GENDER

If the Annuitant’s age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY	We will not contest the contract.

STATEMENT OF VALUES

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, premium payments and other financial transactions made by you during the report period.

TRUST AS OWNER OR BENEFICIARY

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE	Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant’s full name must be included.

We will send all notices to the owner at the last known address on file with us.

DISTRIBUTION OF THE CONTRACTS

The contracts which are offered continuously, are distributed by Capital Brokerage Corporation, 3001 Summer Street, 2nd Floor, Stamford, CT 06905, an affiliate of the Company. During the fiscal years ended December 31, 2002, 2001 and 2000, no underwriting commissions have been paid by us to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GE LIFE AND ANNUITY ASSURANCE COMPANY

Besides Federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

EXPERTS

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2002, and 2001, and for each of the years in the three-year period ended December 31, 2002, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2002 and for each of the years or lesser periods in the two-year period ended December 31, 2002, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 1021 East Cary Street, Suite 2000, Richmond, VA 23219.

The report of KPMG LLP dated February 7, 2003 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary contains explanatory paragraphs that state that the Company changed its method of accounting for goodwill and other intangible assets in 2002 and for derivative instruments and hedging activities in 2001.

FINANCIAL STATEMENTS

This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary (the Company), as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002 and the financial statements of GE Life & Annuity Separate Account 4, as of December 31, 2002 and for each of the years or lesser periods in the two-year period then ended December 31, 2002. The Consolidated Financial Statements of the Company and subsidiary included in the prospectus should be distinguished from the financial statements of GE Life & Annuity Separate Account 4, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such Consolidated Financial Statements of the Company and subsidiary should not be considered as bearing on the investment performance of the assets held in the Separate Account.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Financial Statements

Year ended December 31, 2002

(With Independent Auditors’ Report Thereon)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

December 31, 2002

INDEPENDENT AUDITORS’ REPORT

Contract Owners

GE Life & Annuity Separate Account 4

    and

The Board of Directors

GE Life and Annuity Assurance Company:

We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account 4 (the Account) (comprising the AIM Variable Insurance Funds — AIM V.I. Aggressive Growth Fund-Series I Shares, AIM V.I. Capital Appreciation Fund-Series I Shares, AIM V.I. Capital Development Fund-Series I Shares, AIM V.I. Core Equity Fund–Series I Shares, AIM V.I. Global Utilities Fund-Series I Shares, AIM V.I. Government Securities Fund-Series I Shares, AIM V.I. Growth Fund-Series I Shares, AIM V.I. New Technology Fund-Series I Shares, AIM V.I. Premier Equity Fund-Series I Shares; The Alger American Fund — Alger American Growth Portfolio, Alger American Small Capitalization Portfolio; Alliance Variable Products Series Fund, Inc. — Growth and Income Portfolio-Class B, Premier Growth Portfolio-Class B, Quasar Portfolio-Class B; Dreyfus — Dreyfus Investment Portfolios-Emerging Markets Portfolio-Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares; Eaton Vance Variable Trust — VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Federated Insurance Series — Federated American Leaders Fund II-Primary Shares, Federated High Income Bond Fund II-Primary Shares, Federated High Income Bond Fund II-Service Shares, Federated International Small Company Fund II, Federated Utility Fund II; Fidelity Variable Insurance Products Fund (“VIP”) — VIP Equity-Income Portfolio, VIP Equity-Income Portfolio-Service Class 2, VIP Growth Portfolio, VIP Growth Portfolio-Service Class 2, VIP Overseas Portfolio; Fidelity Variable Insurance Products Fund II (“VIP II”) — VIP II Asset ManagerSM Portfolio, VIP II Contrafund® Portfolio, VIP II Contrafund® Portfolio-Service Class 2; Fidelity Variable Insurance Products Fund III (“VIP III”) — VIP III Growth & Income Portfolio, VIP III Growth & Income Portfolio-Service Class 2, VIP III Growth Opportunities Portfolio, VIP III Mid Cap Portfolio, VIP III Mid Cap Portfolio-Service Class 2; Franklin Templeton Variable Insurance Products Trust — Templeton Global Asset Allocation Fund-Class 2 Shares; GE Investments Funds, Inc. — Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500® Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust (VIT) — Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Janus Aspen Series — Aggressive Growth Portfolio, Aggressive Growth Portfolio-Service Shares, Balanced Portfolio, Balanced Portfolio-Service Shares, Capital Appreciation Portfolio, Capital Appreciation Portfolio-Service Shares, Core Equity Portfolio, Flexible Income Portfolio, Global Life Sciences Portfolio-Service Shares, Global Technology Portfolio-Service Shares, Growth Portfolio, Growth Portfolio-Service Shares, International Growth Portfolio, International Growth Portfolio-Service Shares, Worldwide Growth Portfolio, Worldwide Growth Portfolio-Service Shares; J.P. Morgan Series Trust II — Bond Portfolio, Mid Cap Value Portfolio; MFS® Variable Insurance Trust — MFS® Investors Growth Stock Series-Service Class Shares, MFS® Investors Trust Series-Service Class Shares, MFS® New Discovery Series-Service Class Shares, MFS® Utilities Series-Service Class Shares; Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA-Service Shares, Oppenheimer Global Securities Fund/VA-Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA-Service Shares, Oppenheimer Multiple Strategies Fund/VA; PBHG Insurance Series Fund, Inc. — PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust — Foreign Bond Portfolio-Administrative Class Shares, High Yield Portfolio-Administrative Class Shares, Long-Term U.S. Government Portfolio-Administrative Class Shares, Total Return Portfolio-Administrative Class Shares; The Prudential Series Fund, Inc. —Jennison Portfolio-Class II Shares, SP Jennison International Growth Portfolio-Class II Shares, SP U.S. Emerging Growth Portfolio-Class II Shares; Rydex Variable Trust — OTC Fund; Salomon Brothers Variable Series Funds Inc — Investors Fund, Strategic Bond Fund, Total Return Fund; and Van Kampen Life Investment Trust — Comstock Portfolio-Class II Shares, Emerging Growth Portfolio-Class II Shares) as of December 31, 2002, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the two year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2002, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period ended then ended, and their financial highlights for each of the years or lesser periods in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Richmond, Virginia

February 28, 2003

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities

December 31, 2002

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Capital Development Fund — Series I Shares	AIM V.I. Core Equity Fund — Series I Shares	AIM V.I. Global Utilities Fund — Series I Shares	AIM V.I. Government Securities Fund — Series I Shares
Assets
Investments at fair market value (see cost below; note 2a)	$1,842	15,501,708	4,712	1,404	1,527	1,524,832
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	1
Receivable for units sold	—	6,785	—	—	—	—

Total assets	1,842	15,508,493	4,712	1,404	1,527	1,524,833

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	3,563	1	—	1	126
Payable for units withdrawn	—	75,219	—	—	—	—

Total liabilities	—	78,782	1	—	1	126

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$1,842	15,429,711	4,711	1,404	1,526	1,524,707
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—	—	—	—	—

Net assets	$1,842	15,429,711	4,711	1,404	1,526	1,524,707

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	—	912,403	—	—	—	—

Net asset value per unit: Type III	$—	5.63	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	70,462	—	—	—	—

Net asset value per unit: Type IV	$—	5.63	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type V	352	451	623	240	300	126,953

Net asset value per unit: Type V	$5.24	4.75	7.56	5.84	5.08	12.01

Outstanding units (note 2b, 4a, and 5): Type VI	—	1,662,052	—	—	—	—

Net asset value per unit: Type VI	$—	4.60	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VII	—	490,960	—	—	—	—

Net asset value per unit: Type VII	$—	4.58	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—

Investments in securities, at cost	$1,889	19,796,621	5,707	1,492	1,466	1,521,596

Shares outstanding	220	943,500	502	83	157	122,970

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	AIM Variable Insurance Funds
	AIM V.I. Growth Fund — Series I Shares	AIM V.I. New Technology Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares
Assets
Investments at fair market value (see cost below; note 2a)	$7,681,554	7,110	31,030,886
Dividend receivable	—	—	—
Receivable from affiliate (note 4b)	—	—	—
Receivable for units sold	13,070	—	4,164

Total assets	7,694,624	7,110	31,035,050

Liabilities
Accrued expenses payable to affiliate (note 4c)	1,712	4	6,209
Payable for units withdrawn	—	—	951

Total liabilities	1,712	4	7,160

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$7,692,912	7,106	31,027,890
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—	—

Net assets	$7,692,912	7,106	31,027,890

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—

Net asset value per unit: Type I	$—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—

Net asset value per unit: Type II	$—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	432,922	—	1,672,332

Net asset value per unit: Type III	$4.47	—	5.98

Outstanding units (note 2b, 4a, and 5): Type IV	31,521	—	155,557

Net asset value per unit: Type IV	$4.46	—	5.97

Outstanding units (note 2b, 4a, and 5): Type V	—	3,740	—

Net asset value per unit: Type V	$—	1.90	—

Outstanding units (note 2b, 4a, and 5): Type VI	1,259,858	—	2,944,086

Net asset value per unit: Type VI	$3.33	—	5.02

Outstanding units (note 2b, 4a, and 5): Type VII	429,559	—	1,063,872

Net asset value per unit: Type VII	$3.31	—	5.00

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—

Net asset value per unit: Type VIII	$—	—	—

Investments in securities, at cost	$10,914,950	7,936	43,050,883

Shares outstanding	679,783	3,078	1,913,125

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	The Alger American Fund		Alliance Variable Products Series Fund, Inc.
	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B
Assets
Investments at fair market value (see cost below; note 2a)	$131,642,006	56,301,332	88,681,909	24,986,363	4,102,397
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	6	6,853	13,004	—	—
Receivable for units sold	488	—	40,225	14,038	6,712

Total assets	131,642,500	56,308,185	88,735,138	25,000,401	4,109,109

Liabilities
Accrued expenses payable to affiliate (note 4c)	21,326	16,489	15,860	5,548	927
Payable for units withdrawn	81,339	29,610	—	811	71,730

Total liabilities	102,665	46,099	15,860	6,359	72,657

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$131,433,447	56,262,086	88,719,278	24,994,042	4,036,452
Net assets attributable to variable deferred annuity contract owners in the annuitization period	106,388	—	—	—	—

Net assets	$131,539,835	56,262,086	88,719,278	24,994,042	4,036,452

Outstanding units (note 2b, 4a, and 5): Type I	477,492	477,762	—	—	—

Net asset value per unit: Type I	$12.63	6.30	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	6,300,041	5,837,332	—	—	—

Net asset value per unit: Type II	$12.40	6.18	—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	6,996,520	3,005,645	2,996,376	1,384,298	188,770

Net asset value per unit: Type III	$6.01	5.11	8.04	5.47	6.05

Outstanding units (note 2b, 4a, and 5): Type IV	936,757	368,144	471,081	73,936	4,615

Net asset value per unit: Type IV	$5.70	4.94	8.03	5.47	6.04

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	5,560,666	2,672,956	441,575

Net asset value per unit: Type VI	$—	—	8.11	4.45	4.98

Outstanding units (note 2b, 4a, and 5): Type VII	—	—	1,951,504	1,159,015	134,844

Net asset value per unit: Type VII	$—	—	8.07	4.42	4.95

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—

Investments in securities, at cost	$261,324,998	103,515,446	108,449,396	34,961,349	5,570,658

Shares outstanding	5,344,783	4,611,084	5,377,921	1,445,134	605,073

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Dreyfus		Eaton Vance Variable Trust
	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating-Rate Income Fund	VT Worldwide Health Sciences Fund
Assets
Investments at fair market value (see cost below; note 2a)	$5,703,090	4,924,856	2,071	30,388
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—
Receivable for units sold	2,811	—	—	—

Total assets	5,705,901	4,924,856	2,071	30,388

Liabilities
Accrued expenses payable to affiliate (note 4c)	1,138	1,119	1	6
Payable for units withdrawn	26,302	—	—	—

Total liabilities	27,440	1,119	1	6

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$5,678,461	4,923,737	2,070	30,382
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—	—	—

Net assets	$5,678,461	4,923,737	2,070	30,382

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type III	151,102	80,469	—	—

Net asset value per unit: Type III	$9.89	5.28	—	—

Outstanding units (notes 2b, 4a, and 5): Type IV	44,620	12,416	—	—

Net asset value per unit: Type IV	$9.88	5.28	—	—

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	436,606	818,129	—	—

Net asset value per unit: Type VI	$7.30	4.60	—	—

Outstanding units (notes 2b, 4a, and 5): Type VII	76,583	146,590	208	3,029

Net asset value per unit: Type VII	$7.26	4.57	9.96	10.03

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—

Investments in securities, at cost	$5,851,314	7,766,406	2,070	31,032

Shares outstanding	609,956	260,574	207	3,733

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Utility Fund II
Assets
Investments at fair market value (see cost below; note 2a)	$66,331,351	58,058,382	19,631,797	2,754,855	26,753,174
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	3	2	—	—	2
Receivable for units sold	—	—	9,155	58	—

Total assets	66,331,354	58,058,384	19,640,952	2,754,913	26,753,176

Liabilities
Accrued expenses payable to affiliate (note 4c)	10,680	9,473	4,111	560	4,289
Payable for units withdrawn	63,543	100,888	20	127	3,940

Total liabilities	74,223	110,361	4,131	687	8,229

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$66,257,131	57,888,405	19,636,821	2,754,226	26,742,350
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	59,618	—	—	2,597

Net assets	$66,257,131	57,948,023	19,636,821	2,754,226	26,744,947

Outstanding units (notes 2b, 4a, and 5): Type I	211,139	224,680	—	—	135,961

Net asset value per unit: Type I	$13.41	14.02	—	—	11.03

Outstanding units (notes 2b, 4a, and 5): Type II	3,514,911	2,789,740	—	—	1,835,551

Net asset value per unit: Type II	$13.19	13.74	—	—	10.81

Outstanding units (notes 2b, 4a, and 5): Type III	1,980,630	1,727,743	774,123	109,299	812,332

Net asset value per unit: Type III	$7.84	8.83	9.94	5.66	5.95

Outstanding units (notes 2b, 4a, and 5): Type IV	218,794	141,307	115,436	6,379	100,284

Net asset value per unit: Type IV	$7.02	8.57	9.93	5.65	5.68

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	—	809,652	379,708	—

Net asset value per unit: Type VI	$—	—	9.18	4.70	—

Outstanding units (notes 2b, 4a, and 5): Type VII	—	—	368,364	67,435	—

Net asset value per unit: Type VII	$—	—	9.13	4.67	—

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—

Investments in securities, at cost	$84,750,521	60,234,182	19,676,985	2,986,697	42,722,860

Shares outstanding	4,361,036	8,200,336	2,772,853	601,497	3,557,603

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Fidelity Variable Insurance Products Fund (“VIP”)
	VIP Equity- Income Portfolio	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio
Assets
Investments at fair market value (see cost below; note 2a)	$398,103,938	56,864,309	234,171,687	30,699,484	42,823,688
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	39	—	32,097	—	7
Receivable for units sold	—	20,651	—	3,431	—

Total assets	398,103,977	56,884,960	234,203,784	30,702,915	42,823,695

Liabilities
Accrued expenses payable to affiliate (note 4c)	60,404	10,261	35,658	6,552	2,391,324
Payable for units withdrawn	293,318	100,763	71,197	41	2,130,137

Total liabilities	353,722	111,024	106,855	6,593	4,521,461

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$397,669,145	56,773,936	234,092,536	30,696,322	38,302,234
Net assets attributable to variable deferred annuity contract owners in the annuitization period	81,110	—	4,393	—	—

Net assets	$397,750,255	56,773,935	234,096,929	30,696,322	38,302,234

Outstanding units (note 2b, 4a, and 5): Type I	1,971,167	—	1,457,038	—	999,509

Net asset value per unit: Type I	$35.82	—	36.52	—	16.33

Outstanding units (note 2b, 4a, and 5): Type II	7,512,400	—	3,487,079	—	959,274

Net asset value per unit: Type II	$34.52	—	35.20	—	15.73

Outstanding units (note 2b, 4a, and 5): Type III	7,065,062	2,476,360	8,672,752	1,648,860	945,528

Net asset value per unit: Type III	$8.70	7.99	6.22	5.47	6.70

Outstanding units (note 2b, 4a, and 5): Type IV	835,392	367,278	697,045	282,662	87,301

Net asset value per unit: Type IV	$7.60	7.98	6.02	5.46	6.33

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—	586

Net asset value per unit: Type V	$—	—	—	—	5.49

Outstanding units (note 2b, 4a, and 5): Type VI	—	2,766,772	—	3,350,454	—

Net asset value per unit: Type VI	$—	8.41	—	4.66	—

Outstanding units (note 2b, 4a, and 5): Type VII	—	1,288,935	—	974,269	—

Net asset value per unit: Type VII	$—	8.37	—	4.64	—

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—

Investments in securities, at cost	$482,440,268	65,002,100	392,716,590	40,254,458	42,715,159

Shares outstanding	21,922,023	3,159,128	9,990,260	1,322,684	3,900,154

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Fidelity Variable Insurance Products Fund II (“VIP II”)			Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio	VIP II Contrafund® Portfolio — Service Class 2	VIP III Growth & Income Portfolio	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio	VIP III Mid Cap Portfolio	VIP III Mid Cap Portfolio — Service Class 2
Assets
Investments at fair market value (see cost below; note 2a)	$201,826,306	302,041,692	41,046,720	88,478,175	16,639,302	33,751,584	30,179	52,328,981
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	50,077	1	—	—	6,570	3	—	—
Receivable for units sold	42,121	—	—	5,734	21,071	—	—	152,620

Total assets	201,918,504	302,041,693	41,046,720	88,483,909	16,666,943	33,751,587	30,179	52,481,601

Liabilities
Accrued expenses payable to affiliate (note 4c)	27,993	47,157	7,952	24,504	3,285	5,600	2	9,886
Payable for units withdrawn	80,015	145,611	76,094	1,747	37,222	46,893	—	—

Total liabilities	108,008	192,768	84,046	26,251	40,507	52,493	2	9,886

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$201,699,624	301,790,286	40,962,674	88,452,545	16,626,436	33,699,094	30,177	52,471,715
Net assets attributable to variable deferred annuity contract owners in the annuitization period	110,872	58,639	—	5,113	—	—	—	—

Net assets	$201,810,496	301,848,925	40,962,674	88,457,658	16,626,436	33,699,094	30,177	52,471,715

Outstanding units (note 2b, 4a, and 5): Type I	5,411,572	1,098,703	—	228,556	—	169,857	—	—

Net asset value per unit: Type I	$24.88	23.18	—	12.13	—	8.36	—	—

Outstanding units (note 2b, 4a, and 5): Type II	2,151,180	8,573,160	—	4,584,591	—	2,675,446	—	—

Net asset value per unit: Type II	$24.07	22.72	—	11.95	—	8.25	—	—

Outstanding units (note 2b, 4a, and 5): Type III	1,627,929	8,850,693	1,678,407	3,699,391	725,106	1,667,785	—	1,420,253

Net asset value per unit: Type III	$8.67	8.33	7.90	7.48	7.35	5.48	—	9.09

Outstanding units (note 2b, 4a, and 5): Type IV	150,830	985,297	229,420	458,068	66,265	204,162	—	184,618

Net asset value per unit: Type IV	$8.47	7.99	7.89	7.01	7.34	5.22	—	9.08

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	2,279	—	251	3,180	—

Net asset value per unit: Type V	$—	—	—	7.42	—	5.85	9.49	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	2,682,748	—	1,005,224	—	—	3,315,853

Net asset value per unit: Type VI	$—	—	7.20	—	7.18	—	—	9.02

Outstanding units (note 2b, 4a, and 5): Type VII	—	—	918,624	—	503,223	—	—	889,218

Net asset value per unit: Type VII	$—	—	7.16	—	7.14	—	—	8.97

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—

Investments in securities, at cost	$241,943,323	361,246,773	44,825,999	117,257,145	18,966,325	55,874,807	30,198	55,718,615

Shares outstanding	15,829,514	16,687,386	2,286,725	8,147,162	1,550,727	2,882,287	1,724	3,009,142

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 2 Shares
Assets
Investments at fair market value (see cost below; note 2a)	$3,772
Dividend receivable	—
Receivable from affiliate (note 4b)	—
Receivable for units sold	—

Total assets	3,772

Liabilities
Accrued expenses payable to affiliate (note 4c)	1
Payable for units withdrawn	—

Total liabilities	1

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$3,771
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—

Net assets	$3,771

Outstanding units (note 2b, 4a, and 5): Type I	—

Net asset value per unit: Type I	$ —

Outstanding units (note 2b, 4a, and 5): Type II	—

Net asset value per unit: Type II	$ —

Outstanding units (note 2b, 4a, and 5): Type III	—

Net asset value per unit: Type III	$ —

Outstanding units (note 2b, 4a, and 5): Type IV	—

Net asset value per unit: Type IV	$ —

Outstanding units (note 2b, 4a, and 5): Type V	—

Net asset value per unit: Type V	$ —

Outstanding units (note 2b, 4a, and 5): Type VI	374

Net asset value per unit: Type VI	$10.09

Outstanding units (note 2b, 4a, and 5): Type VII	—

Net asset value per unit: Type VII	$ —

Outstanding units (note 2b, 4a, and 5): Type VIII	—

Net asset value per unit: Type VIII	$ —

Investments in securities, at cost	$3,783

Shares outstanding	260

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund
Assets
Investments at fair market value (see cost below; note 2a)	$17,278,659	189,556,126	24,684,392	154,891,448	645,391,399	71,067,691	68,547,990
Dividend receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	145,975	3	—
Receivable for units sold	—	126,877	10,266	105,380	819,733	20,480	—

Total assets	17,278,659	189,683,003	24,694,658	154,996,828	646,357,107	71,088,174	68,547,990

Liabilities
Accrued expenses payable to affiliate (note 4c)	2,435	32,064	2,426	26,404	103,578	12,923	12,525
Payable for units withdrawn	161,860	62,561	15,490	19,281	1,585,041	58,125	968,404

Total liabilities	164,295	94,625	17,916	45,685	1,688,619	71,048	980,929

Net assets	$17,114,364	189,588,378	24,676,742	154,951,143	644,668,488	71,017,126	67,567,061

Analysis of net assets:
Attributable to:
Variable deferred annuity contract owners in the accumulation period	$10,940,970	189,588,378	14,395,390	150,339,232	644,637,044	70,909,930	67,567,061
Variable deferred annuity contract owners in the annuitization period	—	—	—	—	31,444	107,196	—
GE Life and Annuity Assurance Company (note 4d)	6,173,394	—	10,281,352	4,611,911	—	—	—

Net assets	$17,114,364	189,588,378	24,676,742	154,951,143	644,668,488	71,017,126	67,567,061

Outstanding units (note 2b, 4a, and 5): Type I	104,279	1,017,046	63,491	366,772	2,428,398	75,183	204,164

Net asset value per unit: Type I	$11.56	13.14	9.52	14.55	17.28	7.73	20.93

Outstanding units (note 2b, 4a, and 5): Type II	853,992	7,151,518	851,108	4,093,825	15,816,266	2,588,994	1,999,763

Net asset value per unit: Type II	$11.40	12.98	9.38	14.34	16.65	7.66	20.53

Outstanding units (note 2b, 4a, and 5): Type III	—	5,417,568	833,396	5,163,925	20,588,287	4,161,689	1,496,540

Net asset value per unit: Type III	$—	12.11	6.20	9.99	11.03	7.62	13.92

Outstanding units (note 2b, 4a, and 5): Type IV	—	814,908	103,984	524,430	3,714,284	482,041	103,220

Net asset value per unit: Type IV	$—	12.19	6.08	8.68	10.92	7.60	12.71

Outstanding units (note 2b, 4a, and 5): Type V	—	3,525	1,579	1,841	3,495,756	10,053	8,225

Net asset value per unit: Type V	$—	12.28	5.25	9.43	1.06	6.86	11.55

Outstanding units (note 2b, 4a, and 5): Type VI	—	518,423	—	2,414,851	4,808,269	1,851,265	—

Net asset value per unit: Type VI	$—	10.64	—	9.43	10.48	6.58	—

Outstanding units (note 2b, 4a, and 5): Type VII	—	216,173	—	785,521	1,689,357	454,718	—

Net asset value per unit: Type VII	$—	10.63	—	9.38	10.43	6.55	—

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—

Investments in securities, at cost	$16,676,000	188,187,952	33,187,780	179,237,691	645,391,399	84,579,529	76,323,259

Shares outstanding	1,593,972	14,660,180	3,962,182	11,645,974	645,391,399	1,298,277	5,216,742

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	GE Investments Funds, Inc. (continued)
	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
Assets
Investments at fair market value (see cost below; note 2a)	$419,482,355	38,887,591	108,166,380	79,293,181	16,080,575
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	90,449	151,365	29,125	38,370	123,663

Total assets	419,572,804	39,038,956	108,195,505	79,331,551	16,204,238

Liabilities
Accrued expenses payable to affiliate (note 4c)	145,210	7,574	18,265	16,227	3,133
Payable for units withdrawn	168,810	53,071	60,574	16,283	35

Total liabilities	314,020	60,645	78,839	32,510	3,168

Net assets	$419,258,784	38,978,311	108,116,666	79,299,041	16,201,070

Analysis of net assets:
Attributable to:
Variable deferred annuity contract owners in the accumulation period	$419,181,714	38,978,311	108,111,287	79,189,552	16,201,070
Variable deferred annuity contract owners in the annuitization period	77,070	—	5,379	109,489	—
GE Life and Annuity Assurance Company (note 4d)	—	—	—	—	—

Net assets	$419,258,784	38,978,311	108,116,666	79,299,041	16,201,070

Outstanding units (note 2b, 4a, and 5): Type I	468,803	—	275,659	124,730	—

Net asset value per unit: Type I	$35.69	—	33.49	8.96	—

Outstanding units (note 2b, 4a, and 5): Type II	6,766,704	—	1,912,451	2,883,878	—

Net asset value per unit: Type II	$34.40	—	32.28	8.85	—

Outstanding units (note 2b, 4a, and 5): Type III	15,768,039	1,059,252	2,969,218	3,959,667	662,957

Net asset value per unit: Type III	$6.82	10.23	9.65	8.10	7.45

Outstanding units (note 2b, 4a, and 5): Type IV	1,905,073	192,153	298,082	425,255	261,674

Net asset value per unit: Type IV	$6.35	10.22	9.25	7.38	7.44

Outstanding units (note 2b, 4a, and 5): Type V	24,977	—	7,330	5,033	—

Net asset value per unit: Type V	$6.16	—	8.86	7.24	—

Outstanding units (note 2b, 4a, and 5): Type VI	6,212,679	1,979,892	—	1,679,606	886,780

Net asset value per unit: Type VI	$5.98	10.45	—	7.06	7.25

Outstanding units (note 2b, 4a, and 5): Type VII	2,153,221	528,246	—	791,025	400,281

Net asset value per unit: Type VII	$5.95	10.39	—	7.02	7.21

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	616,931	—	—

Net asset value per unit: Type VIII	$—	—	9.20	—	—

Investments in securities, at cost	$585,819,713	42,761,873	124,642,746	97,722,106	18,315,167

Shares outstanding	25,925,980	3,786,523	8,530,472	3,079,347	2,184,861

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Goldman Sachs Variable Insurance Trust (VIT)		Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Aggressive Growth Portfolio	Aggressive Growth Portfolio — Service Shares	Balanced Portfolio	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio	Capital Appreciation Portfolio — Service Shares	Core Equity Portfolio	Flexible Income Portfolio	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares
Assets
Investments at fair market value (see cost below; note 2a)	$18,103,068	150,141,194	124,051,743	10,603,104	437,140,727	81,966,078	169,265,820	18,238,602	2,228	102,691,427	14,554,601	11,357,948
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	2,002	1	5,027	—	1	—	17,030	—	—	1,041,113	—	—
Receivable for units sold	9,418	28,485	—	9,998	900,219	47,590	—	18,059	—	882,368	3,271	2,200

Total assets	18,114,488	150,169,680	124,056,770	10,613,102	438,040,947	82,013,668	169,282,850	18,256,661	2,228	104,614,908	14,557,872	11,360,148

Liabilities
Accrued expenses payable to affiliate (note 4c)	3,259	24,450	19,551	2,526	69,801	15,205	27,555	3,725	1	16,431	3,508	3,472
Payable for units withdrawn	10,896	188,505	69,277	2,964	196,807	12,495	44,277	11,298	—	711,584	36,310	40,352

Total liabilities	14,155	212,955	88,828	5,490	266,608	27,700	71,832	15,023	1	728,015	39,818	43,824

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$18,100,333	149,956,725	123,858,357	10,607,612	437,767,112	81,985,968	169,155,092	18,241,638	2,227	103,886,893	14,518,054	11,314,020
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—	109,585	—	7,227	—	55,926	—	—	—	—	2,304

Net assets	$18,100,333	149,956,725	123,967,942	10,607,612	437,774,339	81,985,968	169,211,018	18,241,638	2,227	103,886,893	14,518,054	11,316,324

Outstanding units (note 2b, 4a, and 5): Type I	104,286	829,759	675,661	—	1,421,344	—	440,506	—	—	384,816	89,338	131,809

Net asset value per unit: Type I	$6.83	11.34	17.21	—	20.63	—	16.88	—	—	16.56	6.56	2.47

Outstanding units (note 2b, 4a, and 5): Type II	1,312,915	6,570,451	4,077,179	—	13,294,385	—	5,208,969	—	—	3,912,422	628,264	1,165,738

Net asset value per unit: Type II	$6.75	11.21	16.82	—	20.26	—	16.64	—	—	16.26	6.52	2.45

Outstanding units (note 2b, 4a, and 5): Type III	987,170	4,634,645	6,608,676	659,720	12,992,438	2,496,532	8,929,956	733,417	—	2,507,313	830,680	1,683,152

Net asset value per unit: Type III	$7.63	13.38	5.95	4.16	9.92	8.79	7.77	6.45	—	12.03	6.49	2.44

Outstanding units (note 2b, 4a, and 5): Type IV	142,990	411,894	867,195	70,678	1,087,532	337,154	839,663	91,023	—	265,752	64,305	291,205

Net asset value per unit: Type IV	$6.95	11.85	5.12	4.16	9.40	8.79	6.80	6.44	—	11.94	6.48	2.44

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—	—	—	462	—	332	46,091	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	5.59	—	6.71	12.20	—	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	2,245,993	—	4,985,061	—	1,974,833	—	—	559,790	1,071,043

Net asset value per unit: Type VI	$—	—	—	2.80	—	8.28	—	5.39	—	—	6.10	2.39

Outstanding units (note 2b, 4a, and 5): Type VII	—	—	—	458,916	—	1,917,665	—	425,478	—	—	101,020	318,267

Net asset value per unit: Type VII	$—	—	—	2.79	—	8.24	—	5.36	—	—	6.07	2.38

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—	—	—	—	—

Investments in securities, at cost	$20,596,337	158,132,411	334,878,844	16,301,614	503,579,961	88,241,736	261,350,379	23,068,494	2,830	101,179,900	19,855,476	22,051,461

Shares outstanding	2,223,964	14,150,914	7,831,549	678,816	21,230,730	3,844,563	9,744,722	1,057,924	168	8,348,897	2,665,678	4,712,841

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Janus Aspen Series (continued)						J.P. Morgan Series Trust II
	Growth Portfolio	Growth Portfolio — Service Shares	International Growth Portfolio	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio	Worldwide Growth Portfolio — Service Shares	Bond Portfolio	Mid Cap Value Portfolio
Assets
Investments at fair market value (see cost below; note 2a)	$237,984,245	16,922,455	91,422,233	13,347,820	313,909,416	21,576,090	3,852	3,742
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	9	—	680,911	—	690,590	—	—	—
Receivable for units sold	668,663	1,597	85	2,982	—	16,569	—	—

Total assets	238,652,917	16,924,052	92,103,229	13,350,802	314,600,006	21,592,659	3,852	3,742

Liabilities
Accrued expenses payable to affiliate (note 4c)	37,171	4,049	14,460	2,722	48,413	4,697	1	1
Payable for units withdrawn	82,475	33,725	74,808	—	327,697	11,266	—	—

Total liabilities	119,646	37,774	89,268	2,722	376,110	15,963	1	1

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$238,499,345	16,886,278	91,954,817	13,348,080	314,171,418	21,576,696	3,851	3,741
Net assets attributable to variable deferred annuity contract owners in the annuitization period	33,926	—	59,144	—	52,478	—	—	—

Net assets	$238,533,271	16,886,278	92,013,961	13,348,080	314,223,896	21,576,696	3,851	3,741

Outstanding units (note 2b, 4a, and 5): Type I	1,625,231	—	455,711	—	1,716,405	—	—	—

Net asset value per unit: Type I	$16.69	—	13.26	—	22.52	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	8,452,760	—	4,341,645	—	9,455,301	—	—	—

Net asset value per unit: Type II	$16.30	—	13.04	—	22.00	—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	11,016,827	904,504	3,184,335	569,029	8,491,439	981,626	—	—

Net asset value per unit: Type III	$6.07	5.19	7.84	5.51	7.10	5.55	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	1,174,963	85,220	565,435	49,363	1,045,267	158,083	—	—

Net asset value per unit: Type IV	$5.75	5.19	7.76	5.50	6.95	5.54	—	—

Outstanding units (note 2b, 4a, and 5): Type V	—	—	683	—	—	—	—	—

Net asset value per unit: Type V	$—	—	4.71	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	2,035,353	—	1,779,820	—	2,503,755	378	368

Net asset value per unit: Type VI	$—	4.45	—	4.47	—	4.56	10.19	10.16

Outstanding units (note 2b, 4a, and 5): Type VII	—	609,116	—	447,171	—	844,883	—	—

Net asset value per unit: Type VII	$—	4.42	—	4.44	—	4.54	—	—

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—

Investments in securities, at cost	$390,662,318	24,926,699	124,163,819	15,467,187	496,503,037	28,615,092	3,804	3,783

Shares outstanding	16,289,134	1,168,678	5,284,522	776,939	14,912,561	1,029,885	307	224

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
Assets
Investments at fair market value (see cost below; note 2a)	$17,244,188	13,070,413	16,678,964	15,953,276
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4b)	—	—	6,762	—
Receivable for units sold	4,744	11,540	13,326	4,458

Total assets	17,248,932	13,081,953	16,699,052	15,957,734

Liabilities
Accrued expenses payable to affiliate (note 4c)	3,617	2,630	3,102	3,336
Payable for units withdrawn	—	—	51,542	212

Total liabilities	3,617	2,630	54,644	3,548

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$17,245,315	13,079,323	16,644,408	15,954,186
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—	—	—

Net assets	$17,245,315	13,079,323	16,644,408	15,964,186

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	700,945	574,564	695,512	817,700

Net asset value per unit: Type III	$5.24	6.49	6.65	5.90

Outstanding units (note 2b, 4a, and 5): Type IV	120,571	93,687	61,553	45,786

Net asset value per unit: Type IV	$5.24	6.49	6.64	5.89

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VI	2,157,083	1,008,165	1,656,107	1,379,854

Net asset value per unit: Type VI	$4.74	6.32	5.62	5.78

Outstanding units (note 2b, 4a, and 5): Type VII	576,645	376,910	411,289	501,656

Net asset value per unit: Type VII	$4.71	6.29	5.60	5.75

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—

Investments in securities, at cost	$23,129,660	15,898,804	20,793,341	20,896,074

Shares outstanding	2,466,980	974,677	1,606,837	1,331,659

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
Assets
Investments at fair market value (see cost below; note 2a)	$105,235,269	133,607,321	167,422,952	967	32,515,632	98,947,229	30,396,008	69,629,280
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	5,011	406	—	—	4,482	—	—	2
Receivable for units sold	3,112	—	992	—	32,281	141,676	98,786	877,159

Total assets	105,243,392	133,607,727	167,423,944	967	32,552,395	99,088,905	30,494,794	70,506,441

Liabilities
Accrued expenses payable to affiliate (note 4c)	16,503	21,270	28,939	1	5,975	15,477	6,043	11,338
Payable for units withdrawn	19,384	764,741	284,073	—	39,311	41,654	4,256	38,510

Total liabilities	35,887	786,011	313,012	1	45,286	57,131	10,299	49,848

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$105,204,677	132,821,716	167,016,974	966	32,507,109	99,026,093	30,484,495	70,456,593
Net assets attributable to variable deferred annuity contract owners in the annuitization period	2,828	—	93,958	—	—	5,681	—	—

Net assets	$105,207,505	132,821,716	167,110,932	966	32,507,109	99,031,774	30,484,495	70,456,593

Outstanding units (note 2b, 4a, and 5): Type I	785,562	459,577	510,800	—	—	528,223	—	501,118

Net asset value per unit: Type I	$31.32	25.91	39.79	—	—	29.63	—	29.00

Outstanding units (note 2b, 4a, and 5): Type II	2,011,156	3,279,704	2,749,974	—	—	2,202,687	—	1,361,408

Net asset value per unit: Type II	$30.19	24.97	38.35	—	—	28.55	—	27.95

Outstanding units (note 2b, 4a, and 5): Type III	2,524,137	3,144,719	4,572,961	—	1,234,629	2,032,332	1,058,564	1,634,137

Net asset value per unit: Type III	$7.22	11.51	8.06	—	7.04	9.23	7.06	10.19

Outstanding units (note 2b, 4a, and 5): Type IV	246,315	244,092	575,596	—	236,062	194,552	176,987	128,522

Net asset value per unit: Type IV	$6.75	11.57	7.76	—	7.03	8.92	7.05	9.50

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	—	2,869,699	—	2,417,368	—

Net asset value per unit: Type VI	$—	—	—	—	6.23	—	6.37	—

Outstanding units (note 2b, 4a, and 5): Type VII	—	—	—	100	691,046	—	1,005,472	—

Net asset value per unit: Type VII	$—	—	—	9.69	6.19	—	6.33	—

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—

Investments in securities, at cost	$201,693,253	131,028,842	228,232,129	1,000	37,987,711	123,407,034	36,118,242	80,806,940

Shares outstanding	3,600,249	11,813,203	6,289,367	36	1,846,430	13,175,397	1,991,875	5,290,979

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
Assets
Investments at fair market value (see cost below; note 2a)	$14,819,489	19,670,681	8,173,536	34,284,871	72,850,087	154,947,254
Dividend receivable	—	—	18,841	236,262	245,020	569,359
Receivable from affiliate (note 4b)	—	2	—	—	—	—
Receivable for units sold	—	—	33,644	28,353	149,683	150,144

Total assets	14,819,489	19,670,683	8,226,021	34,549,486	73,244,790	155,666,757

Liabilities
Accrued expenses payable to affiliate (note 4c)	2,260	2,992	20,287	243,189	258,977	597,927
Payable for units withdrawn	6,073	3,600	—	—	21,288	28,484

Total liabilities	8,333	6,592	20,287	243,189	280,265	626,411

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$14,794,611	19,664,091	8,205,734	34,306,297	72,964,525	155,040,346
Net assets attributable to variable deferred annuity contract owners in the annuitization period	16,545	—	—	—	—	—

Net assets	$14,811,156	19,664,091	8,205,734	34,306,297	72,964,525	155,040,346

Outstanding units (note 2b, 4a, and 5): Type I	152,592	132,559	—	—	—	—

Net asset value per unit: Type I	$7.45	11.93	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	1,862,990	1,537,642	—	—	—	—

Net asset value per unit: Type II	$7.34	11.76	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	—	—	267,370	1,311,594	1,989,035	3,335,980

Net asset value per unit: Type III	$—	—	11.58	9.91	12.53	11.69

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	21,171	87,630	249,990	807,952

Net asset value per unit: Type IV	$—	—	11.56	9.90	12.51	11.68

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	332,618	1,559,690	2,265,357	6,050,592

Net asset value per unit: Type VI	$—	—	11.74	9.74	13.41	12.13

Outstanding units (note 2b, 4a, and 5): Type VII	—	—	82,184	541,743	1,088,846	2,751,630

Net asset value per unit: Type VII	$—	—	11.68	9.69	13.35	12.07

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—

Investments in securities, at cost	$20,407,084	34,212,271	7,949,958	34,966,583	71,282,764	151,806,546

Shares outstanding	1,895,075	1,581,244	811,672	4,781,711	6,568,989	15,146, 359

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	The Prudential Series Fund, Inc.			Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc
	Jennison Portfolio — Class II Shares	SP Jennison International Growth Portfolio — Class II Shares	SP U.S. Emerging Growth Portfolio — Class II Shares	OTC Fund	Investors Fund	Strategic Bond Fund	Total Return Fund
Assets
Investments at fair market value (see cost below; note 2a)	$28,356	12,436	57,117	5,133,706	45,894,219	45,831,268	17,404,235
Dividend receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	2	—	—	—	—	1,405
Receivable for units sold	—	—	—	299	4,682	33,347	12,898

Total assets	28,356	12,438	57,117	5,134,005	45,898,901	45,864,615	17,418,538

Liabilities
Accrued expenses payable to affiliate (note 4c)	6	2	13	1,300	7,833	9,469	3,422
Payable for units withdrawn	—	—	—	—	71,411	304	9

Total liabilities	6	2	13	1,300	79,244	9,773	3,431

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$28,350	12,436	57,104	5,132,705	45,769,115	45,854,842	17,415,107
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—	—	—	50,542	—	—

Net assets	$28,350	12,436	57,104	5,132,705	45,819,657	45,854,842	17,415,107

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	—	—	296,773	189,374	42,782

Net asset value per unit: Type I	$—	—	—	—	11.00	12.26	10.24

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	—	—	1,659,852	1,801,349	751,396

Net asset value per unit: Type II	$—	—	—	—	10.89	12.13	10.13

Outstanding units (notes 2b, 4a, and 5): Type III	4,765	2,205	9,695	374,080	2,548,468	1,631,536	929,915

Net asset value per unit: Type III	$5.95	5.64	5.89	3.36	8.91	11.80	9.43

Outstanding units (notes 2b, 4a, and 5): Type IV	—	—	—	58,597	219,643	208,102	65,454

Net asset value per unit: Type IV	$—	—	—	3.36	8.07	11.68	9.11

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	—	—	1,244,185	—	—	—

Net asset value per unit: Type VI	$—	—	—	2.34	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VII	—	—	—	329,408	—	—	—

Net asset value per unit: Type VII	$—	—	—	2.33	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—

Investments in securities, at cost	$35,503	9,109	84,220	8,189,958	58,329,530	45,205,807	18,661,921

Shares outstanding	2,233	2,968	12,283	567,260	4,726,490	4,411,094	1,826,258

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Van Kampen Life Investment Trust
	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
Assets
Investments at fair market value (see cost below; note 2a)	$3,358,754	833,607
Dividend receivable	—	—
Receivable from affiliate (note 4b)	—	—
Receivable for units sold	22,902	18,616

Total assets	3,381,656	852,223

Liabilities
Accrued expenses payable to affiliate (note 4c)	588	146
Payable for units withdrawn	—	—

Total liabilities	588	146

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$3,381,068	852,077
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—

Net assets	$3,381,068	852,077

Outstanding units (notes 2b, 4a, and 5): Type I	—	—

Net asset value per unit: Type I	$—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—

Net asset value per unit: Type II	$—	—

Outstanding units (notes 2b, 4a, and 5): Type III	31,822	13,078

Net asset value per unit: Type III	$8.04	7.26

Outstanding units (notes 2b, 4a, and 5): Type IV	36,666	1,249

Net asset value per unit: Type IV	$8.04	7.26

Outstanding units (notes 2b, 4a, and 5): Type V	—	—

Net asset value per unit: Type V	$—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	221,211	74,860

Net asset value per unit: Type VI	$8.05	7.26

Outstanding units (notes 2b, 4a, and 5): Type VII	130,719	28,218

Net asset value per unit: Type VII	$8.03	7.25

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—

Net asset value per unit: Type VIII	$—	—

Investments in securities, at cost	$3,350,524	896,075

Shares outstanding	370,315	43,759

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Capital Development Fund — Series I Shares	AIM V.I. Core Equity Fund — Series I Shares	AIM V.I. Global Utilities Fund — Series I Shares	AIM V.I. Government Securities Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. New Technology Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	—	5	52	569	—	—	124,847
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	66,984	—	—	—	—	30,220	—	173,452
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	9,898	—	—	—	—	3,102	—	22,347
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	114	19	36	5	10	3,903	—	198	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	109,507	—	—	—	—	64,369	—	240,519
Expenses — Mortality and expense risk charges and administrative expenses — Note VII (note 4a)	—	42,039	—	—	—	—	26,853	—	101,478
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—	—

Net investment income (expense)	(114)	(228,447)	(36)	—	42	(3,334)	(124,544)	(198)	(412,949)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(9,943)	(1,252,886)	(3)	(15)	102	36,073	(1,059,055)	(41,968)	(2,961,918)
Unrealized appreciation (depreciation)	(455)	(2,886,768)	(1,020)	(94)	(526)	3,187	(1,949,608)	26,317	(9,972,946)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(10,398)	(4,139,654)	(1,023)	(109)	(424)	39,260	(3,008,663)	(15,651)	(12,934,864)

Increase (decrease) in net assets from operations	$(10,512)	(4,368,101)	(1,059)	(109)	(382)	35,926	(3,133,207)	(15,849)	(13,347,813)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	The Alger American Fund		Alliance Variable Products Series Fund, Inc.
	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B
	Year ended December 31, 2002		Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$82,743	—	429,857	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	107,755	47,176	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type II (note 4a)	1,691,835	657,588	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type III (note 4a)	973,454	316,003	391,822	125,541	21,658
Expenses — Mortality and expense risk charges and administrative expenses —Type IV (note 4a)	130,960	41,157	64,638	8,147	467
Expenses — Mortality and expense risk charges and administrative expenses —Type V (note 4a)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type VI (note 4a)	—	—	576,247	193,450	35,927
Expenses — Mortality and expense risk charges and administrative expenses —Type VII (note 4a)	—	—	216,221	89,553	10,226
Expenses — Mortality and expense risk charges and administrative expenses —Type VIII (note 4a)	—	—	—	—	—

Net investment income (expense)	(2,821,261)	(1,061,924)	(819,071)	(416,691)	(68,278)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(62,466,759)	(31,257,385)	(4,637,518)	(2,472,645)	(314,272)
Unrealized appreciation (depreciation)	(20,012,342)	7,930,141	(19,001,826)	(7,480,012)	(1,474,752)
Capital gain distributions	—	—	2,642,353	—	—

Net realized and unrealized gain (loss) on investments	(82,479,101)	(23,327,244)	(20,996,991)	(9,952,657)	(1,789,024)

Increase (decrease) in net assets from operations	$(85,300,362)	(24,389,168)	(21,816,062)	(10,369,348)	(1,857,302)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Dreyfus		Eaton Vance Variable Trust
	Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating-Rate Income Fund	VT Worldwide Health Sciences Fund
	Year ended December 31, 2002		Period from August 30, 2002 to December 31, 2002	Period from August 30, 2002 to December 31, 2002
Investment income:
Income — Ordinary dividends	$50,713	13,132	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	21,898	7,048	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	14,241	2,218	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	37,121	63,545	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	9,993	13,255	1	6
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—

Net investment income (expense)	(32,540)	(72,934)	(1)	(6)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(132,734)	(181,107)	1	—
Unrealized appreciation (depreciation)	(236,074)	(1,748,112)	1	(644)
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	(368,808)	(1,929,219)	2	(644)

Increase (decrease) in net assets from operations	$(401,348)	(2,002,153)	1	(650)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Utility Fund II
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$1,006,016	6,497,328	1,101,074	—	1,969,626
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	44,495	39,917	—	—	24,826
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	841,390	572,035	—	—	353,663
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	309,861	218,611	76,974	8,893	94,646
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	35,718	24,007	16,438	14,393	12,686
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	78,384	20,175	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	35,257	3,741	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—

Net investment income (expense)	(225,448)	5,642,758	894,021	(47,202)	1,483,805

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(5,794,037)	(7,536,375)	(700,252)	(107,021)	(7,750,548)
Unrealized appreciation (depreciation)	(15,258,183)	2,444,257	85,510	(106,734)	(4,229,150)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(21,052,220)	(5,092,118)	(614,742)	(213,755)	(11,979,698)

Increase (decrease) in net assets from operations	$(21,277,668)	550,640	279,279	(260,957)	(10,495,893)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)
	VIP Equity- Income Portfolio	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio	VIP II Contrafund® Portfolio — Service Class 2
	Year ended December 31, 2002					Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$9,153,166	562,608	948,753	37,853	442,597	9,984,495	3,168,300	199,901
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	1,036,783	—	867,308	—	249,929	1,825,510	381,155	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	4,650,417	—	2,505,030	—	332,535	861,235	3,322,063	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	1,122,186	278,073	1,231,455	150,212	134,180	232,920	1,323,620	189,419
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	123,391	37,011	101,899	31,195	30,539	26,219	159,998	36,008
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	2,257	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	282,691	—	225,789	—	—	—	235,906
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	145,503	—	73,433	—	—	—	87,795
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—

Net investment income (expense)	2,220,389	(180,670)	(3,756,939)	(442,776)	(306,843)	7,038,611	(2,018,536)	(349,227)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(26,990,261)	(2,870,603)	(71,114,136)	(3,307,522)	(30,904,282)	(13,225,813)	(22,661,457)	(860,466)
Unrealized appreciation (depreciation)	(90,309,199)	(8,077,999)	(55,882,133)	(8,287,501)	20,654,924	(20,459,486)	(16,307,912)	(3,118,607)
Capital gain distributions	12,458,476	810,817	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(104,840,984)	(10,137,785)	(126,996,269)	(11,595,023)	(10,249,358)	(33,685,299)	(38,969,369)	(3,979,073)

Increase (decrease) in net assets from operations	$(102,620,595)	(10,318,455)	(130,753,208)	(12,037,799)	(10,556,201)	(26,646,688)	(40,987,905)	(4,328,300)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Growth & Income Portfolio	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio	VIP III Mid Cap Portfolio	VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$1,541,603	171,770	526,380	266	292,030
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	44,109	—	21,531	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	941,266	—	421,711	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	507,495	78,699	179,546	—	187,174
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	67,412	13,767	22,705	—	22,660
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	381	—	20	208	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	96,386	—	—	376,073
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	49,147	—	—	104,272
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—

Net investment income (expense)	(19,060)	(66,229)	(119,133)	58	(398,149)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(11,960,687)	(822,405)	(9,255,837)	(1,029)	(636,367)
Unrealized appreciation (depreciation)	(10,793,024)	(2,209,558)	(2,884,303)	(564)	(4,686,153)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(22,753,711)	(3,031,963)	(12,140,140)	(1,593)	(5,322,520)

Increase (decrease) in net assets from operations	$(22,772,771)	(3,098,192)	(12,259,273)	(1,535)	(5,720,669)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 2 Shares
Period from September 13, 2002 to December 31, 2002
Investment income:
Income — Ordinary dividends	$—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	5
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—

Net investment income (expense)	(5)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	30
Unrealized appreciation (depreciation)	(11)
Capital gain distributions	—

Net realized and unrealized gain (loss) on investments	19

Increase (decrease) in net assets from operations	$14

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$102,320	5,343,501	297,504	1,441,772	10,065,320	36,074	3,122,836	6,123,439	96,142	2,656,630	773,005	144,090
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	8,219	143,429	9,945	74,608	556,816	8,514	54,791	254,411	—	126,009	17,114	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	75,300	1,015,449	142,902	1,015,374	3,938,666	294,792	646,600	4,292,294	—	982,018	442,550	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	657,590	94,392	931,908	3,885,654	603,633	334,654	2,046,452	158,918	488,472	544,907	71,474
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	93,897	20,769	89,951	863,597	58,583	23,835	242,254	24,648	53,239	49,831	24,519
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	392	3,992	153	58,800	84	506	927	—	182	299	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	22,925	—	276,320	582,102	139,682	—	480,305	235,880	—	131,981	73,078
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	11,383	—	96,452	212,992	38,030	—	195,184	70,380	—	78,450	37,262
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—	—	20,032	—	—

Net investment income (expense)	18,801	3,398,436	25,504	(1,042,994)	(33,307)	(1,107,244)	2,062,450	(1,388,388)	(393,684)	986,678	(492,127)	(62,243)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	633,062	2,051,646	(5,750,195)	(5,595,301)	—	(14,813,675)	3,780,373	(68,168,422)	(1,133,264)	(4,194,322)	(8,584,531)	(665,891)
Unrealized appreciation (depreciation)	1,025,884	2,780,354	(941,053)	(25,105,622)	—	(3,764,413)	(12,377,639)	(75,161,318)	(4,602,081)	(11,279,113)	(10,976,280)	(2,127,728)
Capital gain distributions	—	2,266,382	—	901,324	3,180	366	3,638,615	774,181	186,039	1,109,468	—	—

Net realized and unrealized gain (loss) on investments	1,658,946	7,098,382	(6,691,248)	(29,799,599)	3,180	(18,577,722)	(4,958,651)	(142,555,559)	(5,549,306)	(14,363,967)	(19,560,811)	(2,793,619)

Increase (decrease) in net assets from operations	$1,677,747	10,496,818	(6,665,744)	(30,842,593)	(30,127)	(19,684,966)	(2,896,201)	(143,943,947)	(5,942,990)	(13,377,289)	(20,052,938)	(2,855,862)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Goldman Sachs Variable Insurance Trust (VIT)		Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Aggressive Growth Portfolio	Aggressive Growth Portfolio — Service Shares	Balanced Portfolio	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio	Capital Appreciation Portfolio — Service Shares	Core Equity Portfolio	Flexible Income Portfolio	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$290,061	1,692,268	—	—	11,768,071	1,536,672	1,188,269	58,690	9	4,411,681	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	7,138	122,079	190,502	—	399,260	—	103,428	—	—	68,372	14,735	6,109
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	118,879	1,202,259	1,336,882	—	4,407,493	—	1,607,904	—	—	827,699	92,413	68,534
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	117,323	1,145,247	834,241	50,177	2,260,632	331,028	1,422,752	75,620	—	403,948	115,982	91,453
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	19,790	92,795	97,388	5,430	215,766	46,931	123,867	12,266	—	43,561	10,177	12,577
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	32	—	19	1,317	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	109,333	—	499,656	—	167,540	—	—	59,054	47,767
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	—	23,824	—	214,627	—	40,354	—	—	12,866	12,557
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—	—	—	—	—

Net investment income (expense)	26,931	(870,112)	(2,459,013)	(188,764)	4,484,920	444,430	(2,069,714)	(237,090)	(10)	3,066,784	(305,227)	(238,997)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,722,679)	872,467	(116,460,403)	(1,335,546)	(19,707,165)	(1,161,093)	(43,435,586)	(816,057)	(314)	2,348,159	(3,347,160)	(9,282,404)
Unrealized appreciation (depreciation)	(850,453)	(14,638,775)	53,228,747	(2,815,167)	(26,963,386)	(5,368,914)	3,564,458	(2,553,418)	(316)	2,417,334	(4,206,465)	147,665
Capital gain distributions	—	493,700	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(2,573,132)	(13,272,608)	(63,231,656)	(4,150,713)	(46,670,551)	(6,530,007)	(39,871,128)	(3,369,475)	(630)	4,765,493	(7,553,625)	(9,134,739)

Increase (decrease) in net assets from operations	$(2,546,201)	(14,142,720)	(65,690,669)	(4,339,477)	(42,185,631)	(6,085,577)	(41,940,842)	(3,606,565)	(640)	7,832,277	(7,858,852)	(9,373,736)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Janus Aspen Series (continued)						J.P. Morgan Series Trust II
	Growth Portfolio	Growth Portfolio — Service Shares	International Growth Portfolio	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio	Worldwide Growth Portfolio — Service Shares	Bond Portfolio	Mid Cap Value Portfolio
	Year ended December 31, 2002						Period from September 13, 2002 to December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	1,064,870	175,274	3,674,174	151,405	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	449,797	—	94,246	—	638,063	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	2,795,381	—	1,079,608	—	4,208,311	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	1,492,700	89,182	530,587	56,400	1,285,202	98,950	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	165,811	12,762	120,233	84,601	169,444	28,951	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	5,857	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	167,511	—	109,968	—	192,550	5	5
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	52,368	—	31,312	—	68,874	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—

Net investment income (expense)	(4,903,689)	(321,823)	(765,661)	(107,007)	(2,626,846)	(237,920)	(5)	(5)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(99,920,991)	(1,765,277)	(41,836,662)	1,675,647	(88,689,406)	(2,925,905)	4	33
Unrealized appreciation (depreciation)	(7,717,037)	(4,813,693)	5,324,774	(1,538,425)	(49,777,584)	(4,241,986)	49	(42)
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(107,638,028)	(6,578,970)	(36,511,888)	137,222	(138,466,990)	(7,167,891)	53	(9)

Increase (decrease) in net assets from operations	$(112,541,717)	(6,900,793)	(37,277,549)	30,215	(141,093,836)	(7,405,811)	48	(14)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	54,178	—	364,009
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	62,465	59,847	73,050	70,507
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	10,508	8,594	7,678	4,782
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	150,654	88,315	113,639	115,767
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	42,108	38,726	32,292	42,010
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—

Net investment income (expense)	(265,735)	(141,304)	(226,659)	130,943

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,261,130)	(724,894)	(1,110,349)	(1,669,571)
Unrealized appreciation (depreciation)	(4,328,035)	(2,433,416)	(4,476,901)	(2,574,748)
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	(5,589,165)	(3,158,310)	(5,587,250)	(4,244,319)

Increase (decrease) in net assets from operations	$(5,854,900)	(3,299,614)	(5,813,909)	(4,113,376)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31, 2002			Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$1,058,603	9,153,515	1,529,837	—	105,766	11,871,529	155,238	2,906,622
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	388,005	139,744	322,027	—	—	208,424	—	196,613
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	1,180,183	1,140,608	2,091,736	—	—	1,038,792	—	650,938
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	373,184	497,570	791,508	—	132,923	233,878	115,401	222,723
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	37,025	51,589	96,573	—	23,108	27,745	20,993	25,492
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	—	214,318	—	203,576	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	—	1	56,963	—	88,902	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—

Net investment income (expense)	(919,794)	7,324,004	(1,772,007)	(1)	(321,546)	10,362,690	(273,634)	1,810,856

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(42,699,762)	(2,290,860)	(48,362,276)	18	(1,589,922)	(13,523,864)	(995,387)	(4,377,605)
Unrealized appreciation (depreciation)	(8,201,440)	4,194,633	(33,111,732)	(33)	(5,608,851)	(1,394,111)	(5,231,300)	(8,886,121)
Capital gain distributions	—	—	—	—	—	—	—	1,206,403

Net realized and unrealized gain (loss) on investments	(50,901,202)	1,903,773	(81,474,008)	(15)	(7,198,773)	(14,917,975)	(6,226,687)	(12,057,323)

Increase (decrease) in net assets from operations	$(51,820,996)	9,227,777	(83,246,015)	(16)	(7,520,319)	(4,555,285)	(6,500,321)	(10,246,467)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
	Year ended December 31, 2002		Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	184,474	1,754,290	3,239,333	4,271,390
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	22,613	27,317	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	275,354	382,876	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	37,329	128,812	245,561	437,869
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	4,583	16,357	38,643	113,001
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	32,535	137,122	284,293	655,594
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	7,698	55,295	153,023	331,954
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—

Net investment income (expense)	(297,967)	(410,193)	102,329	1,416,704	2,517,813	2,732,972

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(4,442,783)	(12,049,095)	32,697	(591,390)	485,655	177,209
Unrealized appreciation (depreciation)	(3,716,947)	1,566,981	214,621	(524,325)	2,464,132	3,656,979
Capital gain distributions	—	—	29,547	—	1,578,385	1,465,042

Net realized and unrealized gain (loss) on investments	(8,159,730)	(10,482,114)	276,865	(1,115,715)	4,528,172	5,299,230

Increase (decrease) in net assets from operations	$(8,457,697)	(10,892,307)	379,194	300,989	7,045,985	8,032,202

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	The Prudential Series Fund, Inc.			Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc
	Jennison Portfolio — Class II Shares	SP Jennison International Growth Portfolio — Class II Shares	SP U.S. Emerging Growth Portfolio — Class II Shares	OTC Fund	Investors Fund	Strategic Bond Fund	Total Return Fund
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	—	—	614,465	2,144,973	262,240
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	46,024	17,905	4,054
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—	324,937	261,921	102,923
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	530	1,233	1,143	19,323	437,491	245,645	134,297
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	—	1,679	37,377	33,652	8,668
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	48,003	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	—	12,484	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—

Net investment income (expense)	(530)	(1,233)	(1,143)	(81,489)	(231,364)	1,585,850	12,298

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(77)	96,716	(10,193)	(1,214,189)	(7,068,735)	314,932	(406,813)
Unrealized appreciation (depreciation)	(12,635)	4,183	(24,612)	(1,613,739)	(10,510,993)	916,210	(1,032,748)
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(12,712)	100,899	(34,805)	(2,827,928)	(17,579,728)	1,231,142	(1,439,561)

Increase (decrease) in net assets from operations	$(13,242)	99,666	(35,948)	(2,909,417)	(17,811,092)	2,816,992	(1,427,263)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Van Kampen Life Investment Trust
	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	737	185
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	1,322	93
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	6,786	2,163
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	4,687	931
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—

Net investment income (expense)	(13,532)	(3,372)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(23,395)	(18,620)
Unrealized appreciation (depreciation)	8,230	(62,467)
Capital gain distributions	—	—

Net realized and unrealized gain (loss) on investments	(15,165)	(81,087)

Increase (decrease) in net assets from operations	$(28,697)	(84,459)

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund — Series I Shares		AIM V.I. Capital Appreciation Fund — Series I Shares		AIM V.I. Capital Development Fund — Series I Shares		AIM V.I. Core Equity Fund — Series I Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(114)	(27)	(228,447)	(121,951)	(36)	(15)	—	(13)
Net realized gain (loss)	(9,943)	(420)	(1,252,886)	(1,143,306)	(3)	(124)	(15)	(375)
Unrealized appreciation (depreciation) on investments	(455)	566	(2,886,768)	(1,045,492)	(1,020)	25	(94)	5
Capital gain distributions	—	—	—	1,247,366	—	—	—	—

Increase (decrease) in net assets from operations	(10,512)	119	(4,368,101)	(1,063,383)	(1,059)	(114)	(109)	(383)

From capital transactions:
Net premiums	705	8,000	3,361,198	7,471,475	—	—	1,088	168
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	(90,500)	(36,696)	—	—	—	—
Surrenders	(244)	(861)	(936,488)	(340,630)	—	—	—	—
Administrative expenses (note 4a)	705	—	(13,304)	(1,216)	—	—	—	—
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(702)	6	3,541,435	5,700,803	2	1	—	7
Transfers (to) from other subaccounts	2,859	501	(1,856,784)	1,874,285	866	5,015	155	478

Increase (decrease) in net assets from capital transactions (note 5)	3,323	7,646	4,005,557	14,668,021	868	5,016	1,243	653

Increase (decrease) in net assets	(7,189)	7,765	(362,544)	13,604,638	(191)	4,902	1,134	270
Net assets at beginning of year	9,031	1,266	15,792,255	2,187,617	4,902	—	270	—

Net assets at end of year	$1,842	9,031	15,429,711	15,792,255	4,711	4,902	1,404	270

Changes in units (note 5):
Units purchased	600	1,320	1,301,411	2,168,286	117	506	201	39
Units redeemed	(1,571)	(134)	(546,194)	(54,999)	—	—	—	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(971)	1,186	755,217	2,113,287	117	506	201	39

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	AIM Variable Insurance Funds (continued)
	AIM V.I. Global Utilities Fund — Series I Shares		AIM V.I. Government Securities Fund — Series I Shares		AIM V.I. Growth Fund — Series I Shares		AIM V.I. New Technology Fund — Series I Shares		AIM V.I. Premier Equity Fund — Series I Shares
	Year ended December 31, 2002	Period from January 4, 2001 to December 31, 2001	Year ended December 31, 2002	Period from March 19, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,		Year ended December 31,
					2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$42	(3)	(3,334)	226	(124,544)	(59,266)	(198)	1,050	(412,949)	(233,771)
Net realized gain (loss)	102	(1,843)	36,073	—	(1,059,055)	(534,407)	(41,968)	(777)	(2,961,918)	(596,280)
Unrealized appreciation (depreciation) on investments	(526)	586	3,187	49	(1,949,608)	(1,004,200)	26,317	(25,931)	(9,972,946)	(1,850,658)
Capital gain distributions	—	98	—	—	—	—	—	28,977	—	653,741

Increase (decrease) in net assets from operations	(382)	(1,162)	35,926	275	(3,133,207)	(1,597,873)	(15,849)	3,319	(13,347,813)	(2,026,968)

From capital transactions:
Net premiums	855	832	1,935	800	2,122,936	5,358,567	15,994	22,926	9,012,833	20,782,363
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	(30,397)	(21,600)	—	(42)	(497,976)	(277,345)
Surrenders	—	(49)	(508,186)	—	(398,150)	(168,771)	(375)	—	(1,823,347)	(443,729)
Administrative expenses (note 4a)	—	—	—	—	(7,906)	(905)	—	—	(31,542)	(2,337)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	2	7	109	1	2,011,516	2,827,876	4	6	7,610,994	11,220,211
Transfers (to) from other subaccounts	1	1,422	1,985,835	8,012	(681,930)	(625,247)	(46,115)	25,138	(3,938,928)	91,277

Increase (decrease) in net assets from capital transactions (note 5)	858	2,212	1,479,693	8,813	3,016,069	7,369,920	(30,492)	48,028	10,332,034	31,370,440

Increase (decrease) in net assets	476	1,050	1,515,619	9,088	(117,138)	5,772,047	(46,341)	51,347	(3,015,779)	29,343,472
Net assets at beginning of year	1,050	—	9,088	—	7,810,050	2,038,003	53,447	2,100	34,043,669	4,700,197

Net assets at end of year	$1,526	1,050	1,524,707	9,088	7,692,912	7,810,050	7,106	53,447	31,027,890	34,043,669

Changes in units (note 5):
Units purchased	147	156	169,453	822	899,312	1,362,613	6,070	15,013	2,321,149	3,929,621
Units redeemed	—	(3)	(43,322)	—	(242,795)	(136,282)	(17,644)	(13)	(877,434)	(91,105)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	147	153	126,131	822	656,517	1,226,331	(11,574)	15,000	1,443,715	3,838,516

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	The Alger American Fund				Alliance Variable Product Series Fund, Inc.
	Alger American Growth Portfolio		Alger American Small Capitalization Portfolio		Growth and Income Portfolio — Class B		Premier Growth Portfolio — Class B		Quasar Portfolio — Class B
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(2,821,261)	(3,926,045)	(1,061,924)	(1,484,180)	(819,071)	(297,148)	(416,691)	(244,816)	(68,278)	(35,451)
Net realized gain (loss)	(62,466,759)	(42,931,677)	(31,257,385)	(61,207,246)	(4,637,518)	(575,527)	(2,472,645)	(905,062)	(314,272)	(267,565)
Unrealized appreciation (depreciation) on investments	(20,012,342)	(47,996,826)	7,930,141	17,664,751	(19,001,826)	(817,306)	(7,480,012)	(2,097,646)	(1,474,752)	23,695
Capital gain distributions	—	42,682,659	—	—	2,642,353	775,214	—	809,253	—	117,347

Increase (decrease) in net assets from operations	(85,300,362)	(52,171,889)	(24,389,168)	(45,026,675)	(21,816,062)	(914,767)	(10,369,348)	(2,438,271)	(1,857,302)	(161,974)

From capital transactions:
Net premiums	909,694	10,885,327	586,620	3,991,956	27,373,163	36,549,497	6,069,512	14,294,217	1,149,491	2,282,587
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,475,793)	(2,849,666)	(639,937)	(685,700)	(381,133)	(190,368)	(296,124)	(137,550)	(1,969)	(2,767)
Surrenders	(22,029,506)	(23,692,973)	(8,931,595)	(7,799,646)	(3,793,676)	(725,995)	(1,299,693)	(437,191)	(122,777)	(44,425)
Administrative expenses (note 4a)	(245,816)	(314,849)	(93,538)	(107,603)	(67,979)	(1,101)	(24,230)	(2,512)	(3,348)	(93)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(2,837,383)	7,545,339	(356,054)	3,004,525	29,167,836	21,803,914	5,973,124	10,014,968	828,542	1,579,722
Transfers (to) from other subaccounts	(42,079,361)	(25,001,077)	(3,917,284)	(4,985,946)	(3,301,402)	3,362,004	(2,235,041)	(97,465)	(346,699)	302,716

Increase (decrease) in net assets from capital transactions (note 5)	(67,758,165)	(33,427,899)	(13,351,788)	(6,582,414)	48,996,809	60,797,951	8,187,548	23,634,467	1,503,240	4,117,740

Increase (decrease) in net assets	(153,058,527)	(85,599,788)	(37,740,956)	(51,609,089)	27,180,747	59,883,184	(2,181,800)	21,196,196	(354,062)	3,955,766
Net assets at beginning of year	284,598,362	370,198,150	94,003,042	145,612,131	61,538,531	1,655,347	27,175,842	5,979,646	4,390,514	434,748

Net assets at end of year	$131,539,835	284,598,362	56,262,086	94,003,042	88,719,278	61,538,531	24,994,042	27,175,842	4,036,452	4,390,514

Changes in units (note 5):
Units purchased	82,999	1,296,640	91,433	916,180	5,940,517	5,764,881	2,009,644	3,269,836	281,760	511,540
Units redeemed	(6,266,315)	(3,618,980)	(2,179,377)	(1,751,346)	(792,999)	(86,942)	(643,376)	(91,721)	(67,668)	(5,990)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(6,183,316)	(2,322,340)	(2,087,944)	(835,166)	5,147,518	5,677,939	1,366,268	3,178,115	214,092	505,550

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Dreyfus				Eaton Vance Variable Trust
	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares		The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares		VT Floating-Rate Income Fund	VT Worldwide Health Sciences Fund
	Year ended December 31,		Year ended December 31,		Period from May 1, 2002 to December 31, 2002	Period from May 1, 2002 to December 31, 2002
	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(32,540)	3,807	(72,934)	(70,376)	(1)	(6)
Net realized gain (loss)	(132,734)	1,498	(181,107)	(142,691)	1	—
Unrealized appreciation (depreciation) on investments	(236,074)	102,039	(1,748,112)	(1,061,003)	1	(644)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(401,348)	107,344	(2,002,153)	(1,274,070)	1	(650)

From capital transactions:
Net premiums	2,250,364	912,119	759,010	5,539,339	—	31,041
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(29,339)	—	(4,945)	(10,553)	—	—
Surrenders	(868,486)	(20,185)	(114,198)	(40,353)	—	—
Administrative expenses (note 4a)	(3,576)	(62)	(10,265)	(253)	—	—
Capital contribution (withdrawal)	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	1,128,810	316,945	612,162	1,092,852	2,069	(9)
Transfers (to) from other subaccounts	378,974	1,775,921	(136,723)	66,787	—	—

Increase (decrease) in net assets from capital transactions (note 5)	2,856,747	2,984,738	1,105,041	6,647,819	2,069	31,032

Increase (decrease) in net assets	2,455,399	3,092,082	(897,112)	5,373,749	2,070	30,382
Net assets at beginning of year	3,223,062	130,980	5,820,849	447,100	—	—

Net assets at end of year	$5,678,461	3,223,062	4,923,737	5,820,849	2,070	30,382

Changes in units (note 5):
Units purchased	438,438	360,080	226,042	829,870	208	3,029
Units redeemed	(105,101)	(2,401)	(43,969)	(6,306)	—	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	333,337	357,679	182,073	823,564	208	3,029

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares		Federated High Income Bond Fund II — Primary Shares		Federated High Income Bond Fund II — Service Shares		Federated International Small Company Fund II		Federated Utility Fund II
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(225,448)	(64,206)	5,642,758	5,203,561	894,021	74,705	(47,202)	(17,258)	1,483,805	1,070,377
Net realized gain (loss)	(5,794,037)	(1,144,469)	(7,536,375)	(8,341,037)	(700,252)	(31,976)	(107,021)	7,681	(7,750,548)	(2,745,661)
Unrealized appreciation (depreciation) on investments	(15,258,183)	(5,763,692)	2,444,257	3,591,100	85,510	(127,498)	(106,734)	(123,378)	(4,229,150)	(6,865,095)
Capital gain distributions	—	626,171	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(21,277,668)	(6,346,196)	550,640	453,624	279,279	(84,769)	(260,957)	(132,955)	(10,495,893)	(8,540,379)

From capital transactions:
Net premiums	327,653	3,754,852	396,063	1,517,968	5,078,647	4,173,898	1,508,761	867,261	97,911	1,359,898
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,324,524)	(1,062,185)	(1,028,580)	(731,236)	(136,784)	(57,383)	—	—	(430,195)	(682,892)
Surrenders	(8,959,259)	(7,702,167)	(7,727,366)	(5,006,419)	(1,354,161)	(146,779)	(382,784)	(266,055)	(5,177,323)	(4,394,068)
Administrative expenses (note 4a)	(103,367)	(109,765)	(53,992)	(52,590)	(13,040)	(726)	(1,039)	(10)	(41,193)	(54,050)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(2,065,035)	2,126,036	(426,972)	1,767,110	4,256,098	2,210,777	343,073	512,487	(788,522)	1,786,616
Transfers (to) from other subaccounts	(3,341,702)	8,473,822	7,253,120	(145,296)	4,213,927	791,468	231,449	247,616	(2,048,175)	(1,454,651)

Increase (decrease) in net assets from capital transactions (note 5)	(15,466,234)	5,480,593	(1,587,727)	(2,650,463)	12,044,687	6,971,255	1,699,460	1,361,299	(8,387,497)	(3,439,147)

Increase (decrease) in net assets	(36,743,902)	(865,603)	(1,037,087)	(2,196,839)	12,323,966	6,886,486	1,438,503	1,228,344	(18,883,390)	(11,979,526)
Net assets at beginning of year	103,001,033	103,866,636	58,985,110	61,181,949	7,312,855	426,369	1,315,723	87,379	45,628,337	57,607,863

Net assets at end of year	$66,257,131	103,001,033	57,948,023	58,985,110	19,636,821	7,312,855	2,754,226	1,315,723	26,744,947	45,628,337

Changes in units (note 5):
Units purchased	27,559	1,419,812	62,488	42,218	1,463,866	741,312	431,785	241,531	9,168	194,869
Units redeemed	(1,326,299)	(877,174)	(75,405)	(76,247)	(162,745)	(21,167)	(80,852)	(40,074)	(792,356)	(409,568)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(1,298,740)	542,638	(12,917)	(34,029)	1,301,121	720,145	350,933	201,457	(783,188)	(214,699)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund (“VIP”)
	VIP Equity- Income Portfolio		VIP Equity- Income Portfolio — Service Class 2		VIP Growth Portfolio		VIP Growth Portfolio — Service Class 2		VIP Overseas Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$2,220,389	2,276,329	(180,670)	(192,979)	(3,756,939)	(6,971,859)	(442,776)	(218,776)	(306,843)	3,449,594
Net realized gain (loss)	(26,990,261)	1,178,829	(2,870,603)	(315,764)	(71,114,136)	(42,421,956)	(3,307,522)	(624,990)	(30,904,282)	(18,275,549)
Unrealized appreciation (depreciation) on investments	(90,309,199)	(75,592,678)	(8,077,999)	(122,220)	(55,882,133)	(117,986,402)	(8,287,501)	(1,026,349)	20,654,924	(11,403,525)
Capital gain distributions	12,458,476	30,207,242	810,817	101,121	—	42,968,241	—	268,325	—	7,145,580

Increase (decrease) in net assets from operations	(102,620,595)	(41,930,278)	(10,318,455)	(529,842)	(130,753,208)	(124,411,976)	(12,037,799)	(1,601,790)	(10,556,201)	(19,083,900)

From capital transactions:
Net premiums	2,064,861	13,482,354	18,440,514	22,344,669	1,584,011	15,442,813	7,659,301	18,991,410	104,711	3,258,924
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(5,894,836)	(5,351,252)	(288,408)	(146,412)	(2,936,193)	(4,540,521)	(136,507)	(73,208)	(497,928)	(358,341)
Surrenders	(71,524,823)	(75,266,482)	(2,337,306)	(646,452)	(43,820,727)	(58,135,804)	(1,527,159)	(508,006)	(7,423,256)	(11,801,792)
Administrative expenses (note 4a)	(591,340)	(663,726)	(35,411)	(854)	(489,389)	(678,066)	(25,469)	(1,696)	(84,255)	(115,760)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(9,675,136)	5,652,000	15,009,322	9,941,674	(5,598,663)	11,692,408	7,041,420	8,560,416	(2,388,226)	1,145,668
Transfers (to) from other subaccounts	4,213,332	32,329,189	2,630,925	1,050,166	(47,411,539)	(40,706,964)	298,166	972,665	(3,992,961)	(7,775,715)

Increase (decrease) in net assets from capital transactions (note 5)	(81,407,942)	(29,817,917)	33,419,636	32,542,791	(98,672,500)	(76,926,134)	13,309,752	27,941,581	(14,281,915)	(15,647,016)

Increase (decrease) in net assets	(184,028,537)	(71,748,195)	23,101,181	32,012,949	(229,425,708)	(201,338,110)	1,271,953	26,339,791	(24,838,116)	(34,730,916)
Net assets at beginning of year	581,778,792	653,526,987	33,672,755	1,659,806	463,522,637	664,860,747	29,424,369	3,084,578	63,140,350	97,871,266

Net assets at end of year	$397,750,255	581,778,792	56,773,936	33,672,755	234,096,929	463,522,637	30,696,322	29,424,369	38,302,234	63,140,350

Changes in units (note 5):
Units purchased	176,710	4,835,349	3,839,337	3,270,732	90,345	829,554	2,435,137	3,778,688	6,818	171,215
Units redeemed	(2,433,548)	(3,897,861)	(283,218)	(77,887)	(5,699,671)	(3,197,903)	(248,070)	(77,159)	(813,369)	(811,707)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(2,256,838)	937,488	3,556,119	3,192,845	(5,609,326)	(2,368,349)	2,187,067	3,701,529	(806,551)	(640,492)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund II (“VIP II”)						Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP II Asset ManagerSM Portfolio		VIP II Contrafund® Portfolio		VIP II Contrafund® Portfolio — Service Class 2		VIP III Growth & Income Portfolio		VIP III Growth & Income Portfolio — Service Class 2
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$7,038,611	10,503,443	(2,018,536)	(2,503,699)	(349,227)	(182,885)	(19,060)	(143,227)	(66,229)	(72,118)
Net realized gain (loss)	(13,225,813)	(7,621,838)	(22,661,457)	(13,723,185)	(860,466)	(204,654)	(11,960,687)	(6,226,662)	(822,405)	(171,603)
Unrealized appreciation (depreciation) on investments	(20,459,486)	(27,713,515)	(16,307,912)	(69,893,964)	(3,118,607)	(632,281)	(10,793,024)	(14,385,625)	(2,209,558)	(98,935)
Capital gain distributions	—	5,395,185	—	13,516,916	—	121,429	—	5,695,008	—	84,378

Increase (decrease) in net assets from operations	(26,646,688)	(19,436,725)	(40,987,905)	(72,603,932)	(4,328,300)	(898,391)	(22,772,771)	(15,060,506)	(3,098,192)	(258,278)

From capital transactions:
Net premiums	824,806	2,747,180	1,087,687	8,964,960	13,753,126	18,046,670	393,144	5,877,531	5,208,975	7,777,890
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(2,573,512)	(2,199,971)	(3,010,964)	(3,332,230)	(555,012)	1,731	(1,386,576)	(1,424,095)	(395,607)	(24,619)
Surrenders	(35,873,187)	(60,060,644)	(45,891,019)	(38,653,688)	(1,624,706)	(502,559)	(9,301,577)	(8,824,078)	(789,210)	(294,513)
Administrative expenses (note 4a)	(486,372)	(660,441)	(439,424)	(460,392)	(24,795)	(1,351)	(130,991)	(130,627)	(13,184)	(383)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(4,425,345)	898,118	(6,198,177)	7,961,982	6,828,114	5,488,723	(1,561,316)	5,000,576	3,478,106	3,019,500
Transfers (to) from other subaccounts	(6,469,934)	(8,725,157)	(7,932,223)	(33,044,396)	662,760	776,426	(3,894,073)	690,658	(598,866)	1,199,190

Increase (decrease) in net assets from capital transactions (note 5)	(49,003,544)	(68,000,915)	(62,384,120)	(58,563,764)	19,039,487	23,809,640	(15,881,389)	1,189,965	6,890,214	11,677,065

Increase (decrease) in net assets	(75,650,232)	(87,437,640)	(103,372,025)	(131,167,696)	14,711,187	22,911,249	(38,654,160)	(13,870,541)	3,792,022	11,418,787
Net assets at beginning of year	277,460,728	364,898,368	405,220,950	536,388,646	26,251,487	3,340,238	127,111,818	140,982,359	12,834,414	1,415,627

Net assets at end of year	$201,810,496	277,460,728	301,848,925	405,220,950	40,962,674	26,251,487	88,457,658	127,111,818	16,626,436	12,834,414

Changes in units (note 5):
Units purchased	34,048	130,019	58,192	718,386	2,659,043	2,828,567	39,164	1,891,476	1,070,730	1,341,595
Units redeemed	(2,058,298)	(2,559,860)	(3,391,692)	(3,239,689)	(276,049)	(58,618)	(1,632,540)	(1,699,823)	(221,612)	(35,736)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(2,024,250)	(2,429,841)	(3,333,500)	(2,521,303)	2,382,994	2,769,949	(1,593,376)	191,653	849,118	1,305,859

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund III (“VIP III”) (continued)
	VIP III Growth Opportunities Portfolio		VIP III Mid Cap Portfolio		VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(119,133)	(685,010)	58	(39)	(398,149)	(243,786)
Net realized gain (loss)	(9,255,837)	(9,104,519)	(1,029)	(373)	(636,367)	(75,666)
Unrealized appreciation (depreciation) on investments	(2,884,303)	(3,715,865)	(564)	462	(4,686,153)	1,182,536
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(12,259,273)	(13,505,394)	(1,535)	50	(5,720,669)	863,084

From capital transactions:
Net premiums	154,821	2,591,363	1,685	1,270	15,981,056	17,365,942
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(417,856)	(464,333)	—	—	(249,090)	(138,580)
Surrenders	(4,045,649)	(4,262,235)	—	(81)	(2,142,496)	(438,357)
Administrative expenses (note 4a)	(56,990)	(77,633)	—	—	(34,831)	(1,588)
Capital contribution (withdrawal)	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(1,041,312)	770,435	—	14	11,739,839	10,177,706
Transfers (to) from other subaccounts	(6,939,866)	(14,455,911)	8,248	18,248	670,051	1,267,541

Increase (decrease) in net assets from capital transactions (note 5)	(12,346,852)	(15,898,314)	9,933	19,451	25,964,529	28,232,664

Increase (decrease) in net assets	(24,606,125)	(29,403,708)	8,398	19,501	20,243,860	29,095,748
Net assets at beginning of year	58,305,219	87,708,927	21,779	2,278	32,227,855	3,132,107

Net assets at end of year	$33,699,094	58,305,219	30,177	21,779	52,471,715	32,227,855

Changes in units (note 5):
Units purchased	18,922	372,922	1,125	1,856	2,892,870	2,925,752
Units redeemed	(1,526,660)	(2,131,693)	—	(8)	(242,410)	(58,762)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(1,507,738)	(1,758,771)	1,125	1,848	2,650,460	2,866,990

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 2 Shares
Period from September 13, 2002 to December 31, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(5)
Net realized gain (loss)	30
Unrealized appreciation (depreciation) on investments	(11)
Capital gain distributions	—

Increase (decrease) in net assets from operations	14

From capital transactions:
Net premiums	3,783
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—
Surrenders	—
Administrative expenses (note 4a)	—
Capital contribution (withdrawal)	—
Transfers (to) from the Guarantee Account	(26)
Transfers (to) from other subaccounts	—

Increase (decrease) in net assets from capital transactions (note 5)	3,757

Increase (decrease) in net assets	3,771
Net assets at beginning of year	—

Net assets at end of year	$3,771

Changes in units (note 5):
Units purchased	374
Units redeemed	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	374

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc.
	Global Income Fund		Income Fund		International Equity Fund		Mid-Cap Value Equity Fund		Money Market Fund		Premier Growth Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets From operations:
Net investment income (expense)	$18,801	(48,245)	3,398,436	3,278,951	25,504	14,144	(1,042,994)	(706,339)	(33,307)	13,848,766	(1,107,244)	(1,026,265)
Net realized gain (loss)	633,062	(205,182)	2,051,646	1,135,392	(5,750,195)	(8,717,479)	(5,595,301)	1,204,737	—	—	(14,813,675)	(5,199,369)
Unrealized appreciation (depreciation) on investments	1,025,884	62,272	2,780,354	(606,614)	(941,053)	575,436	(25,105,622)	(7,202,105)	—	—	(3,764,413)	(4,192,867)
Capital gain distributions	—	—	2,266,382	—	—	148,510	901,324	5,748,762	3,180	—	366	2,401,767

Increase (decrease) in net assets from operations	1,677,747	(191,155)	10,496,818	3,807,729	(6,665,744)	(7,979,389)	(30,842,593)	(954,945)	(30,127)	13,848,766	(19,684,966)	(8,016,734)

From capital transactions:
Net premiums	48,415	40,407	6,097,797	2,606,095	149,421	1,670,370	17,009,914	24,612,394	157,595,692	227,354,709	8,866,098	14,264,418
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(28,157)	(47,506)	(2,199,879)	(867,978)	(134,468)	(125,879)	(1,065,848)	(654,443)	(4,764,503)	(6,219,119)	(612,317)	(455,231)
Surrenders	(1,039,277)	(277,236)	(18,893,922)	(8,615,763)	(2,323,898)	(1,947,111)	(14,932,396)	(8,675,913)	(273,311,984)	(194,807,725)	(5,220,449)	(3,977,140)
Administrative expenses (note 4a)	(6,924)	(2,818)	(151,821)	(78,405)	(20,115)	(21,079)	(187,698)	(106,400)	(695,515)	(517,702)	(66,868)	(53,347)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	(60,748)	—	—	—	—
Transfers (to) from the Guarantee Account	(381,841)	276,280	(1,400,822)	2,037,573	(186,768)	879,391	11,028,736	9,242,374	(71,074,326)	22,579,282	4,740,213	5,426,748
Transfers (to) from other subaccounts	8,307,634	62,731	104,746,722	35,394,056	1,158,577	(179,436)	11,447,728	37,715,483	162,485,172	141,804,870	819,871	7,717,900

Increase (decrease) in net assets from capital transactions (note 5)	6,899,850	51,858	88,198,075	30,475,578	(1,357,251)	276,256	23,300,436	62,011,999	(29,765,464)	190,194,315	8,526,548	22,923,348

Increase (decrease) in net assets	8,577,597	(139,297)	98,694,893	34,283,307	(8,022,995)	(7,703,133)	(7,542,157)	61,117,802	(29,795,591)	204,043,081	(11,158,418)	14,906,614
Net assets at beginning of year	8,536,767	8,676,064	90,893,485	56,610,178	32,699,737	40,402,870	162,493,300	101,375,498	674,464,079	470,420,998	82,175,544	67,268,930

Net assets at end of year	$17,114,364	8,536,767	189,588,378	90,893,485	24,676,742	32,699,737	154,951,143	162,493,300	644,668,488	674,464,079	71,017,126	82,175,544

Changes in units (note 5):
Units purchased	1,414,065	38,950	9,322,316	3,486,966	246,311	1,509,400	3,764,033	5,767,566	44,405,150	16,521,356	1,896,026	2,819,176
Units redeemed	(248,770)	(33,612)	(1,907,626)	(832,521)	(210,917)	(1,376,346)	(1,537,602)	(765,180)	(44,268,671)	(8,490,669)	(777,014)	(460,833)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	1,165,295	5,338	7,414,690	2,654,445	35,394	133,054	2,226,431	5,002,386	136,479	8,030,687	1,119,012	2,358,343

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		S&P 500® Index Fund		Small-Cap Value Equity Fund		Total Return Fund		U.S. Equity Fund		Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$2,062,450	2,211,460	(1,388,388)	(2,805,255)	(393,684)	(41,852)	986,678	1,451,317	(492,127)	(534,255)	(62,243)	(12,214)
Net realized gain (loss)	3,780,373	2,302,067	(68,168,422)	(27,829,368)	(1,133,264)	(20,031)	(4,194,322)	(1,039,644)	(8,584,531)	(3,036,955)	(665,891)	(139,351)
Unrealized appreciation (depreciation) on investments	(12,377,639)	1,789,059	(75,161,318)	(74,140,998)	(4,602,081)	707,039	(11,279,113)	(7,262,090)	(10,976,280)	(4,418,280)	(2,127,728)	(109,710)
Capital gain distributions	3,638,615	843,132	774,181	7,656,129	186,039	548,300	1,109,468	1,559,446	—	309,317	—	—

Increase (decrease) in net assets from operations	(2,896,201)	7,145,718	(143,943,947)	(97,119,492)	(5,942,990)	1,193,456	(13,377,289)	(5,290,971)	(20,052,938)	(7,680,173)	(2,855,862)	(261,275)

From capital transactions:
Net premiums	268,840	2,426,706	28,342,656	53,679,836	16,843,382	10,214,695	2,135,169	5,910,782	9,675,813	12,218,130	7,049,937	6,800,445
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(334,780)	(400,477)	(5,350,800)	(7,007,692)	(164,684)	(47,355)	(993,135)	(1,078,099)	(977,422)	(682,275)	(158,620)	(16,286)
Surrenders	(9,990,366)	(4,157,768)	(49,724,266)	(48,078,623)	(1,644,802)	(166,929)	(13,333,546)	(11,790,492)	(5,328,849)	(3,425,533)	(510,244)	(118,765)
Administrative expenses (note 4a)	(91,435)	(49,840)	(628,728)	(644,024)	(21,459)	(352)	(126,830)	(125,521)	(83,653)	(65,664)	(11,325)	(162)
Capital contribution (withdrawal)	(21,832,094)	—	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(1,820,259)	899,900	12,874,041	38,203,351	10,706,569	3,655,477	1,844,282	3,527,314	5,509,911	6,547,988	3,377,212	2,304,928
Transfers (to) from other subaccounts	19,212,041	9,730,137	(38,147,622)	(13,907,382)	(988,208)	5,102,428	6,297,692	10,959,313	5,107,641	10,432,286	371,486	28,330

Increase (decrease) in net assets from capital transactions (note 5)	(14,588,053)	8,448,658	(52,634,719)	22,245,466	24,730,798	18,757,964	(4,176,368)	7,403,297	13,903,441	25,024,932	10,118,446	8,998,490

Increase (decrease) in net assets	(17,484,254)	15,594,376	(196,578,666)	(74,874,026)	18,787,808	19,951,420	(17,553,657)	2,112,326	(6,149,497)	17,344,759	7,262,584	8,737,215
Net assets at beginning of year	85,051,315	69,456,939	615,837,450	690,711,476	20,190,503	239,083	125,670,323	123,557,997	85,448,538	68,103,779	8,938,486	201,271

Net assets at end of year	$67,567,061	85,051,315	419,258,784	615,837,450	38,978,311	20,190,503	108,116,666	125,670,323	79,299,041	85,448,538	16,201,070	8,938,486

Changes in units (note 5):
Units purchased	1,124,979	799,186	6,580,971	23,506,941	2,339,854	1,656,293	1,085,818	1,779,131	2,397,711	2,819,479	1,306,126	982,097
Units redeemed	(762,675)	(282,157)	(5,879,879)	(17,759,102)	(238,904)	(18,734)	(1,531,676)	(1,130,981)	(755,938)	(402,935)	(82,275)	(14,529)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	362,304	517,029	701,092	5,747,839	2,100,950	1,637,559	(445,858)	648,150	1,641,773	2,416,544	1,223,851	967,568

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Goldman Sachs Variable Insurance Trust (VIT)				Janus Aspen Series
	Goldman Sachs Growth and Income Fund		Goldman Sachs Mid Cap Value Fund		Aggressive Growth Portfolio		Aggressive Growth Portfolio — Service Shares		Balanced Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$26,931	(167,906)	(870,112)	(443,535)	(2,459,013)	(4,844,120)	(188,764)	(135,329)	4,484,920	6,680,371
Net realized gain (loss)	(1,722,679)	(668,820)	872,467	4,328,423	(116,460,403)	(128,912,280)	(1,335,546)	(1,568,985)	(19,707,165)	(10,845,801)
Unrealized appreciation (depreciation) on investments	(850,453)	(1,110,839)	(14,638,775)	(883,608)	53,228,747	(67,252,755)	(2,815,167)	(2,037,458)	(26,963,386)	(34,904,569)
Capital gain distributions	—	—	493,700	6,646,154	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(2,546,201)	(1,947,565)	(14,142,720)	9,647,434	(65,690,669)	(201,009,155)	(4,339,477)	(3,741,772)	(42,185,631)	(39,069,999)

From capital transactions:
Net premiums	91,469	1,741,948	1,002,612	11,496,311	970,445	12,567,867	2,176,457	8,236,263	2,350,674	22,047,059
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(157,125)	(108,194)	(1,649,244)	(754,001)	(1,071,153)	(2,667,487)	(79,722)	(8,222)	(5,541,375)	(5,919,333)
Surrenders	(1,757,870)	(809,111)	(23,400,231)	(9,326,605)	(20,207,625)	(25,666,712)	(614,514)	(326,354)	(54,565,146)	(50,896,580)
Administrative expenses (note 4a)	(17,946)	(14,833)	(206,582)	(115,353)	(250,677)	(344,736)	(10,903)	(1,706)	(587,792)	(588,251)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(275,096)	638,191	(3,803,308)	2,544,011	(2,877,333)	12,518,722	1,805,610	5,181,861	(13,127,745)	23,215,356
Transfers (to) from other subaccounts	4,622,363	2,531,099	44,343,861	60,178,334	(38,193,082)	(53,142,695)	(1,473,277)	(123,650)	(4,189,166)	(10,008,050)

Increase (decrease) in net assets from capital transactions (note 5)	2,505,795	3,979,100	16,287,108	64,022,697	(61,629,425)	(56,735,041)	1,803,651	12,958,192	(75,660,550)	(22,149,799)

Increase (decrease) in net assets	(40,406)	2,031,535	2,144,388	73,670,131	(127,320,094)	(257,744,196)	(2,535,826)	9,216,420	(117,846,181)	(61,219,798)
Net assets at beginning of year	18,140,739	16,109,204	147,812,337	74,142,206	251,288,036	509,032,232	13,143,438	3,927,018	555,620,520	616,840,318

Net assets at end of year	$18,100,333	18,140,739	149,956,725	147,812,337	123,967,942	251,288,036	10,607,612	13,143,438	437,774,339	555,620,520

Changes in units (note 5):
Units purchased	591,473	564,568	2,845,749	5,969,188	81,164	1,453,136	941,818	2,503,588	145,996	1,590,556
Units redeemed	(276,145)	(107,003)	(1,824,267)	(811,051)	(5,203,604)	(4,870,167)	(515,129)	(85,499)	(4,841,911)	(2,368,138)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	315,328	457,565	1,021,482	5,158,137	(5,122,440)	(3,417,031)	426,689	2,418,089	(4,695,915)	(777,582)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Balanced Portfolio — Service Shares		Capital Appreciation Portfolio		Capital Appreciation Portfolio — Service Shares		Core Equity Portfolio		Flexible Income Portfolio		Global Life Sciences Portfolio — Service Shares		Global Technology Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$444,430	237,147	(2,069,714)	(952,759)	(237,090)	(68,126)	(10)	(4)	3,066,784	3,487,608	(305,227)	(383,983)	(238,997)	(191,082)
Net realized gain (loss)	(1,161,093)	(327,259)	(43,435,586)	(39,949,820)	(816,057)	(848,263)	(314)	(58)	2,348,159	1,049,200	(3,347,160)	(4,117,954)	(9,282,404)	(10,473,844)
Unrealized appreciation (depreciation) on investments	(5,368,914)	(819,787)	3,564,458	(59,003,007)	(2,553,418)	(1,843,183)	(316)	(196)	2,417,334	140,773	(4,206,465)	(2,286,189)	147,665	(2,173,041)
Capital gain distributions	—	—	—	—	—	—	—	57	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(6,085,577)	(909,899)	(41,940,842)	(99,905,586)	(3,606,565)	(2,759,572)	(640)	(201)	7,832,277	4,677,581	(7,858,852)	(6,788,126)	(9,373,736)	(12,837,967)

From capital transactions:
Net premiums	21,165,035	31,036,345	899,754	11,845,790	2,428,104	11,382,711	1,245	1,106	506,459	3,270,639	1,711,645	5,752,477	1,028,295	6,741,992
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(679,732)	(256,745)	(1,337,400)	(4,328,011)	(63,600)	(64,750)	—	—	(1,204,020)	(1,530,321)	(161,298)	(283,260)	(222,823)	(348,231)
Surrenders	(3,674,320)	(1,230,543)	(20,335,888)	(21,834,514)	(837,736)	(461,031)	(837)	—	(11,807,168)	(12,774,869)	(1,995,039)	(1,356,036)	(1,501,549)	(1,213,325)
Administrative expenses (note 4a)	(57,165)	(2,865)	(307,516)	(373,295)	(15,986)	(1,618)	—	—	(88,298)	(159,792)	(25,079)	(23,549)	(18,687)	(19,514)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	18,622,767	17,522,657	(3,819,215)	8,385,982	3,275,584	5,847,084	(1)	9	313,760	8,524,235	854,470	3,712,084	668,834	4,108,047
Transfers (to) from other subaccounts	1,073,488	827,954	(48,416,398)	(50,934,230)	(1,534,507)	(723,767)	87	479	21,529,464	14,866,872	(6,333,589)	(10,817,081)	(1,954,095)	2,544,761

Increase (decrease) in net assets from capital transactions (note 5)	36,450,073	47,896,803	(73,316,663)	(57,238,278)	3,251,859	15,978,629	494	1,594	9,250,197	12,196,764	(5,948,890)	(3,015,365)	(2,000,025)	11,813,730

Increase (decrease) in net assets	30,364,496	46,986,904	(115,257,505)	(157,143,864)	(354,706)	13,219,057	(146)	1,393	17,082,474	16,874,345	(13,807,742)	(9,803,491)	(11,373,761)	(1,024,237)
Net assets at beginning of year	51,621,472	4,634,568	284,468,523	441,612,387	18,596,344	5,377,287	2,373	980	86,804,419	69,930,074	28,325,796	38,129,287	22,690,085	23,714,322

Net assets at end of year	$81,985,968	51,621,472	169,211,018	284,468,523	18,241,638	18,596,344	2,227	2,373	103,886,893	86,804,419	14,518,054	28,325,796	11,316,324	22,690,085

Changes in units (note 5):
Units purchased	4,624,002	5,288,501	76,153	1,389,786	858,362	2,262,829	121	183	1,961,631	3,632,415	333,586	906,401	643,559	2,190,281
Units redeemed	(498,636)	(159,427)	(6,246,379)	(5,441,689)	(368,867)	(164,251)	(76)	—	(1,228,256)	(2,619,585)	(1,119,627)	(1,192,742)	(1,405,658)	(258,553)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	4,125,366	5,129,074	(6,170,226)	(4,051,903)	489,675	2,098,578	45	183	733,375	1,012,830	(786,041)	(286,341)	(762,099)	1,931,728

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Growth Portfolio		Growth Portfolio — Service Shares		International Growth Portfolio		International Growth Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(4,903,689)	(8,162,438)	(321,823)	(191,873)	(765,661)	(864,424)	(107,007)	(54,618)
Net realized gain (loss)	(99,920,991)	(54,089,115)	(1,765,277)	(1,313,020)	(41,836,662)	(55,891,277)	1,675,647	(322,660)
Unrealized appreciation (depreciation) on investments	(7,717,037)	(131,956,939)	(4,813,693)	(2,594,017)	5,324,774	(3,142,749)	(1,538,425)	(424,899)
Capital gain distributions	—	1,176,310	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(112,541,717)	(193,032,182)	(6,900,793)	(4,098,910)	(37,277,549)	(59,898,450)	30,215	(802,177)

From capital transactions:
Net premiums	1,415,239	16,476,743	3,030,204	15,166,179	472,569	8,346,854	4,878,241	7,352,333
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(3,954,258)	(5,583,698)	(262,111)	(146,432)	(790,367)	(2,062,702)	(80,967)	(58,683)
Surrenders	(39,432,894)	(54,232,683)	(1,162,456)	(691,826)	(14,358,128)	(19,243,246)	(1,969,765)	(237,405)
Administrative expenses (note 4a)	(480,172)	(668,839)	(15,712)	(3,082)	(148,609)	(300,502)	(8,923)	(997)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(6,465,868)	12,164,145	2,928,077	6,096,317	(1,558,493)	11,940,244	3,572,037	4,307,760
Transfers (to) from other subaccounts	(69,121,974)	(73,056,919)	(2,962,138)	556,219	(18,808,519)	(24,679,255)	(4,856,612)	(869,724)

Increase (decrease) in net assets from capital transactions (note 5)	(118,039,927)	(104,901,251)	1,555,864	20,977,375	(35,191,547)	(25,998,607)	1,534,011	10,493,284

Increase (decrease) in net assets	(230,581,644)	(297,933,433)	(5,344,929)	16,878,465	(72,469,096)	(85,897,057)	1,564,226	9,691,107
Net assets at beginning of year	469,114,915	767,048,348	22,231,207	5,352,742	164,483,057	250,380,114	11,783,854	2,092,747

Net assets at end of year	$238,533,271	469,114,915	16,886,278	22,231,207	92,013,961	164,483,057	13,348,080	11,783,854

Changes in units (note 5):
Units purchased	114,028	1,633,705	712,378	2,917,853	35,305	816,888	1,533,615	1,718,512
Units redeemed	(9,630,052)	(7,695,996)	(526,688)	(112,091)	(2,680,856)	(2,449,407)	(493,090)	(172,072)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(9,516,025)	(6,062,291)	185,690	2,805,762	(2,645,551)	(1,632,519)	1,040,526	1,546,440

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)				J.P. Morgan Series Trust II
	Worldwide Growth Portfolio		Worldwide Growth Portfolio — Service Shares		Bond Portfolio	Mid Cap Value Portfolio
	Year ended December 31,		Year ended December 31,		Period from September 13, 2002 to December 31, 2002	Period from September 13, 2002 to December 31, 2002
	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(2,626,846)	(6,951,457)	(237,920)	(179,527)	(5)	(5)
Net realized gain (loss)	(88,689,406)	(42,755,845)	(2,925,905)	(603,314)	4	33
Unrealized appreciation (depreciation) on investments	(49,777,584)	(167,495,927)	(4,241,986)	(2,275,379)	49	(42)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(141,093,836)	(217,203,229)	(7,405,811)	(3,058,220)	48	(14)

From capital transactions:
Net premiums	1,591,882	16,168,770	4,141,344	14,176,599	3,795	3,783
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(3,215,971)	(5,896,892)	(269,003)	(24,924)	—	—
Surrenders	(56,384,804)	(66,935,292)	(1,288,294)	(394,836)	—	—
Administrative expenses (note 4a)	(568,667)	(771,461)	(17,796)	(2,815)	—	—
Capital contribution (withdrawal)	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(8,173,907)	15,130,144	4,205,224	8,811,848	8	(28)
Transfers (to) from other subaccounts	(67,194,776)	(97,053,888)	(2,628,710)	(235,912)	—	—

Increase (decrease) in net assets from capital transactions (note 5)	(133,946,243)	(139,358,619)	4,142,765	22,329,960	3,803	3,755

Increase (decrease) in net assets	(275,040,079)	(356,561,848)	(3,263,046)	19,271,740	3,851	3,741
Net assets at beginning of year	589,263,975	945,825,823	24,839,742	5,568,002	—	—

Net assets at end of year	$314,223,896	589,263,975	21,576,696	24,839,742	3,851	3,741

Changes in units (note 5):
Units purchased	89,135	1,265,994	1,451,203	3,178,251	378	368
Units redeemed	7,577,020	(7,006,209)	(730,653)	(91,284)	—	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(7,487,885)	(5,740,215)	720,550	3,086,967	378	368

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares		MFS® Utilities Series — Service Class Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(265,735)	(136,537)	(141,304)	(65,109)	(226,659)	(78,849)	130,943	9,759
Net realized gain (loss)	(1,261,130)	(412,945)	(724,894)	(97,333)	(1,110,349)	(137,496)	(1,669,571)	(353,704)
Unrealized appreciation (depreciation) on investments	(4,328,035)	(1,370,533)	(2,433,416)	(390,183)	(4,476,901)	355,566	(2,574,748)	(2,386,030)
Capital gain distributions	—	54,391	—	51,546	—	83,336	—	330,862

Increase (decrease) in net assets from operations	(5,854,900)	(1,865,624)	(3,299,614)	(501,079)	(5,813,909)	222,557	(4,113,376)	(2,399,113)

From capital transactions:
Net premiums	5,506,535	10,875,980	2,722,816	5,938,657	6,712,923	6,274,976	3,219,520	9,014,258
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(220,798)	(705)	(103,861)	(18,437)	(44,375)	(16,562)	(171,060)	(23,607)
Surrenders	(705,636)	(400,851)	(513,720)	(125,283)	(504,494)	(182,335)	(718,457)	(212,131)
Administrative expenses (note 4a)	(13,368)	(872)	(11,390)	(589)	(11,222)	(760)	(14,056)	(600)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	3,868,768	4,780,525	4,147,091	4,857,759	5,503,725	3,538,038	4,751,787	6,557,684
Transfers (to) from other subaccounts	(1,306,666)	(160,054)	(625,508)	(11,355)	(733,091)	686,745	(1,134,920)	178,892

Increase (decrease) in net assets from capital transactions (note 5)	7,128,835	15,094,023	5,615,428	10,640,752	10,923,466	10,300,102	5,932,814	15,514,496

Increase (decrease) in net assets	1,273,935	13,228,399	2,315,814	10,139,673	5,109,557	10,522,659	1,819,438	13,115,383
Net assets at beginning of year	15,971,380	2,742,981	10,763,509	623,836	11,534,851	1,012,192	14,134,748	1,019,365

Net assets at end of year	$17,245,315	15,971,380	13,079,323	10,763,509	16,644,408	11,534,851	15,954,186	14,134,748

Changes in units (note 5):
Units purchased	1,608,339	2,102,498	909,804	1,264,735	1,717,397	1,198,868	1,208,021	1,773,226
Units redeemed	(385,119)	(75,653)	(166,278)	(18,276)	(181,865)	(22,801)	(309,307)	(26,620)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	1,223,220	2,026,845	743,526	1,246,459	1,535,532	1,176,067	898,714	1,746,606

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA		Oppenheimer Bond Fund/VA		Oppenheimer Capital Appreciation Fund/VA		Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Period from September 13, 2002 to December 31, 2002	Year ended December 31,
	2002	2001	2002	2001	2002	2001		2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(919,794)	(804,911)	7,324,004	5,519,963	(1,772,007)	(2,483,409)	(1)	(321,546)	(115,470)
Net realized gain (loss)	(42,699,762)	(50,964,900)	(2,290,860)	(557,873)	(48,362,276)	(11,087,954)	18	(1,589,922)	(331,636)
Unrealized appreciation (depreciation) on investments	(8,201,440)	(105,172,506)	4,194,633	16,457	(33,111,732)	(70,748,318)	(33)	(5,608,851)	135,259
Capital gain distributions	—	41,238,549	—	—	—	31,705,480	—	—	275,501

Increase (decrease) in net assets from operations	(51,820,996)	(115,703,768)	9,227,777	4,978,547	(83,246,015)	(52,614,201)	(16)	(7,520,319)	(36,346)

From capital transactions:
Net premiums	424,830	9,142,218	333,741	3,943,874	1,321,610	16,716,609	1,000	13,299,853	12,621,837
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,454,599)	(1,641,962)	(1,100,434)	(1,508,046)	(1,609,570)	(2,273,259)	—	(98,941)	(24,193)
Surrenders	(18,415,563)	(28,585,470)	(17,806,279)	(11,634,260)	(30,157,858)	(29,096,438)	—	(1,075,308)	(256,596)
Administrative expenses (note 4a)	(198,500)	(302,570)	(137,485)	(102,505)	(285,990)	(334,224)	—	(19,629)	(651)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(2,208,000)	5,600,526	(1,988,023)	3,002,620	(2,965,173)	7,199,509	(18)	7,802,844	5,778,944
Transfers (to) from other subaccounts	(16,738,421)	(38,875,634)	16,127,428	44,650,920	(18,129,640)	7,550,652	—	164,149	890,248

Increase (decrease) in net assets from capital transactions (note 5)	(38,590,253)	(54,662,892)	(4,571,052)	38,352,603	(51,826,621)	(237,151)	982	20,072,968	19,009,589

Increase (decrease) in net assets	(90,411,249)	(170,366,660)	4,656,725	43,331,150	(135,072,636)	(52,851,352)	966	12,552,649	18,973,243
Net assets at beginning of year	195,618,754	365,985,414	128,164,991	84,833,841	302,183,568	355,034,920	—	19,954,460	981,217

Net assets at end of year	$105,207,505	195,618,754	132,821,716	128,164,991	167,110,932	302,183,568	966	32,507,109	19,954,460

Changes in units (note 5):
Units purchased	18,334	511,301	510,769	3,420,467	61,837	(25,577,636)	100	2,854,615	2,264,722
Units redeemed	(1,693,005)	(2,477,845)	(652,520)	(877,540)	(2,487,996)	25,897,961	—	(159,167)	(33,044)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(1,674,671)	(1,966,544)	(141,751)	2,542,927	(2,426,159)	320,325	100	2,695,448	2,231,678

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds (continued)
	Oppenheimer High Income Fund/VA		Oppenheimer Main Street Growth & Income Fund/VA — Service Shares		Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$10,362,690	12,325,661	(273,634)	(140,189)	1,810,856	2,229,078
Net realized gain (loss)	(13,523,864)	(8,284,890)	(995,387)	(227,812)	(4,377,605)	(1,115,630)
Unrealized appreciation (depreciation) on investments	(1,394,111)	(3,378,846)	(5,231,300)	(433,474)	(8,886,121)	(5,582,683)
Capital gain distributions	—	—	—	—	1,206,403	4,669,828

Increase (decrease) in net assets from operations	(4,555,285)	661,925	(6,500,321)	(801,475)	(10,246,467)	200,593

From capital transactions:
Net premiums	302,905	2,824,717	9,628,345	12,067,940	233,328	2,804,619
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,038,921)	(2,537,212)	(156,607)	(80,339)	(771,558)	(694,590)
Surrenders	(17,477,191)	(16,756,411)	(1,190,964)	(358,506)	(9,684,520)	(11,457,548)
Administrative expenses (note 4a)	(133,044)	(147,431)	(21,821)	(941)	(100,309)	(108,360)
Capital contribution (withdrawal)	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(1,401,423)	2,157,728	9,314,136	7,731,909	(1,420,126)	1,975,090
Transfers (to) from other subaccounts	1,717,738	741,249	(1,629,626)	786,289	1,831,617	13,595,628

Increase (decrease) in net assets from capital transactions (note 5)	(18,029,936)	(13,717,360)	15,943,463	20,146,352	(9,911,568)	6,114,839

Increase (decrease) in net assets	(22,585,221)	(13,055,435)	9,443,142	19,344,877	(20,158,035)	6,315,432
Net assets at beginning of year	121,616,995	134,672,430	21,041,353	1,696,476	90,614,628	84,299,196

Net assets at end of year	$99,031,774	121,616,995	30,484,495	21,041,353	70,456,593	90,614,628

Changes in units (note 5):
Units purchased	33,421	179,311	2,507,057	2,412,261	29,059	1,497,867
Units redeemed	(331,716)	(607,254)	(397,368)	(51,511)	(169,207)	(996,823)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(298,295)	(427,943)	2,109,689	2,360,750	(140,148)	501,044

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	PBHG Insurance Series Fund, Inc.				PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio		PBHG Large Cap Growth Portfolio		Foreign Bond Portfolio — Administrative Class Shares		High Yield Portfolio — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(297,967)	(525,423)	(410,193)	(698,992)	102,329	22,461	1,416,704	302,808	2,517,813	295,294	2,732,972	553,161
Net realized gain (loss)	(4,442,783)	(38,829,351)	(12,049,095)	(7,080,467)	32,697	3,393	(591,390)	(52,876)	485,655	37,851	177,209	125,115
Unrealized appreciation (depreciation) on investments	(3,716,947)	15,093,725	1,566,981	(11,211,227)	214,621	9,015	(524,325)	(155,323)	2,464,132	(901,801)	3,656,979	(521,229)
Capital gain distributions	—	—	—	—	29,547	—	—	—	1,578,385	749,489	1,465,042	846,727

Increase (decrease) in net assets from operations	(8,457,697)	(24,261,049)	(10,892,307)	(18,990,686)	379,194	34,869	300,989	94,609	7,045,985	180,833	8,032,202	1,003,774

From capital transactions:
Net premiums	86,411	1,712,799	158,609	3,134,205	2,534,119	1,544,684	12,994,194	7,628,475	21,145,091	13,135,184	51,790,340	26,356,447
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(167,479)	(150,406)	(304,121)	(487,213)	(78,514)	(9,884)	(145,288)	(22,849)	(242,802)	(80,372)	(1,115,666)	(55,550)
Surrenders	(2,531,439)	(3,117,409)	(3,046,102)	(3,581,628)	(629,627)	(43,532)	(1,404,912)	(257,969)	(4,550,260)	(363,112)	(4,996,708)	(553,985)
Administrative expenses (note 4a)	(33,720)	(46,788)	(39,333)	(54,308)	(3,584)	(2)	(13,394)	(144)	(36,310)	(1,226)	(69,623)	(672)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(263,278)	3,675,297	(244,641)	5,229,682	1,766,103	443,815	7,031,680	4,075,328	14,415,575	6,589,822	37,370,371	14,075,120
Transfers (to) from other subaccounts	(3,755,993)	(6,752,020)	(9,286,510)	(1,805,855)	1,580,968	674,589	2,500,144	1,264,321	12,315,026	2,727,913	16,114,191	5,524,978

Increase (decrease) in net assets from capital transactions (note 5)	(6,665,498)	(4,678,527)	(12,762,098)	2,434,883	5,169,465	2,609,670	20,962,424	12,687,162	43,046,320	22,008,209	99,092,905	45,346,338

Increase (decrease) in net assets	(15,123,195)	(28,939,576)	(23,654,405)	(16,555,803)	5,548,659	2,644,539	21,263,413	12,781,771	50,092,305	22,189,042	107,125,107	46,350,112
Net assets at beginning of year	29,934,351	58,873,927	43,318,496	59,874,299	2,657,075	12,536	13,042,884	261,113	22,872,220	683,178	47,915,239	1,565,127

Net assets at end of year	$14,811,156	29,934,351	19,664,091	43,318,496	8,205,734	2,657,075	34,306,297	13,042,884	72,964,525	22,872,220	155,040,346	47,915,239

Changes in units (note 5):
Units purchased	10,042	475,280	11,101	202,206	522,916	247,320	2,371,199	1,294,258	3,953,613	2,014,910	9,169,893	4,220,410
Units redeemed	(786,381)	(907,551)	(904,867)	(144,108)	(63,086)	(5,014)	(162,910)	(28,197)	(396,711)	(40,089)	(535,432)	(56,704)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(776,339)	(432,271)	(893,766)	58,098	459,830	242,306	2,208,289	1,266,061	3,556,902	1,974,821	8,634,461	4,163,706

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	The Prudential Series Fund, Inc.
	Jennison Portfolio — Class II Shares		SP Jennison International Growth Portfolio — Class II Shares		SP U.S. Emerging Growth Portfolio — Class II Shares
	Year ended December 31, 2002	Period from September 17, 2001 to December 31, 2001	Year ended December 31, 2002	Period from August 6, 2001 to December 31, 2001	Year ended December 31, 2002	Period from July 9, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(530)	(151)	(1,233)	(66)	(1,143)	(477)
Net realized gain (loss)	(77)	13	96,716	(41)	(10,193)	(55)
Unrealized appreciation (depreciation) on investments	(12,635)	5,488	4,183	(856)	(24,612)	(2,492)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(13,242)	5,350	99,666	(963)	(35,948)	(3,024)

From capital transactions:
Net premiums	—	34,302	1,277	18,469	3,751	86,374
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—
Surrenders	(873)	—	(687)	(293)	(970)	—
Administrative expenses (note 4a)	(42)	—	(25)	—	(211)	—
Capital contribution (withdrawal)	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	904	(44)	12,692	(26)	(16,626)	(1,382)
Transfers (to) from other subaccounts	1,330	665	(117,674)	—	25,140	—

Increase (decrease) in net assets from capital transactions (note 5)	1,319	34,923	(104,417)	18,150	11,084	84,992

Increase (decrease) in net assets	(11,923)	40,273	(4,751)	17,187	(24,864)	81,968
Net assets at beginning of year	40,273	—	17,187	—	81,968	—

Net assets at end of year	$28,350	40,273	12,436	17,187	57,104	81,968

Changes in units (note 5):
Units purchased	302	4,587	1	2,350	1,226	9,251
Units redeemed	(124)	—	(109)	(37)	(782)	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	178	4,587	(108)	2,313	444	9,251

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Rydex Variable Trust		Salomon Brothers Variable Series Funds Inc
	OTC Fund		Investors Fund		Strategic Bond Fund		Total Return Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(81,489)	(66,950)	(231,364)	(388,288)	1,585,850	790,638	12,298	142,593
Net realized gain (loss)	(1,214,189)	(617,106)	(7,068,735)	(2,465,542)	314,932	179,257	(406,813)	(36,171)
Unrealized appreciation (depreciation) on investments	(1,613,739)	(896,601)	(10,510,993)	(2,069,678)	916,210	14,477	(1,032,748)	(308,694)
Capital gain distributions	—	—	—	770,641	—	—	—	—

Increase (decrease) in net assets from operations	(2,909,417)	(1,580,657)	(17,811,092)	(4,152,867)	2,816,992	984,372	(1,427,263)	(202,272)

From capital transactions:
Net premiums	1,000,334	3,397,592	268,246	7,624,117	338,554	1,923,618	240,921	1,829,377
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(147,559)	(28,289)	(365,214)	(473,319)	(327,742)	(61,984)	(151,522)	(21,922)
Surrenders	(246,637)	(154,968)	(5,236,850)	(5,278,858)	(6,232,629)	(1,563,775)	(1,835,498)	(412,372)
Administrative expenses (note 4a)	(4,296)	(711)	(64,363)	(62,388)	(36,902)	(19,074)	(20,220)	(10,127)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	963,813	2,027,929	(327,421)	2,084,446	(1,287,406)	918,714	(300,524)	521,278
Transfers (to) from other subaccounts	290,281	162,820	5,085,756	27,066,248	23,271,597	11,948,809	5,448,543	6,119,969

Increase (decrease) in net assets from capital transactions (note 5)	1,855,936	5,404,373	(639,846)	30,960,246	15,725,472	13,146,308	3,381,700	8,026,203

Increase (decrease) in net assets	(1,053,481)	3,823,716	(18,450,938)	26,807,379	18,542,464	14,130,680	1,954,437	7,823,931
Net assets at beginning of year	6,186,186	2,362,470	64,270,595	37,463,216	27,312,378	13,181,698	15,460,670	7,636,739

Net assets at end of year	$5,132,705	6,186,186	45,819,657	64,270,595	45,854,842	27,312,378	17,415,107	15,460,670

Changes in units (note 5):
Units purchased	640,164	1,129,245	2,264,539	2,590,046	2,075,514	1,352,680	552,147	794,072
Units redeemed	(113,977)	(37,224)	(2,537,779)	(410,226)	(693,797)	(150,370)	(221,237)	(41,674)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	526,187	1,092,021	(273,240)	2,179,820	1,381,717	1,202,310	330,910	752,398

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Van Kampen Life Investment Trust
	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Period from May 1, 2002 to December 31, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(13,532)	(3,372)
Net realized gain (loss)	(23,395)	(18,620)
Unrealized appreciation (depreciation) on investments	8,230	(62,467)
Capital gain distributions	—	—

Increase (decrease) in net assets from operations	(28,697)	(84,459)

From capital transactions:
Net premiums	2,418,009	807,871
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—
Surrenders	(32,260)	(4,662)
Administrative expenses (note 4a)	(43)	—
Capital contribution (withdrawal)	—	—
Transfers (to) from the Guarantee Account	242,290	33,090
Transfers (to) from other subaccounts	781,769	100,237

Increase (decrease) in net assets from capital transactions (note 5)	3,409,765	936,536

Increase (decrease) in net assets	3,381,068	852,077
Net assets at beginning of year	—	—

Net assets at end of year	$3,381,068	852,077

Changes in units (note 5):
Units purchased	424,410	117,990
Units redeemed	(3,992)	(585)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	420,418	117,405

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements

December 31, 2002

(1)	Description of Entity

GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity contracts issued by GE Life & Annuity. GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

During 2002, AIM Variable Insurance Funds changed the name of its AIM V.I. Value Fund — Series I Shares to AIM V.I. Premier Equity Fund — Series I Shares and its AIM V.I. Growth and Income Fund — Series I Shares to AIM V.I. Core Equity Fund — Series I Shares. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio — Administrative Class Shares to High Yield Portfolio — Administrative Class Shares, its Long-Term U.S. Government Bond Portfolio — Administrative Class Shares to Long-Term U.S. Government Portfolio — Administrative Class Shares and its Total Return Bond Portfolio — Administrative Class Shares to Total Return Portfolio — Administrative Class Shares. Additionally, The Prudential Series Fund, Inc. changed the name of its Prudential Jennison Portfolio — Class II Shares to Jennison Portfolio — Class II Shares.

In February 2002, one subaccount was added to the Account for the Type VIII contract. Additionally, during May 2002, two subaccounts were added to the Account for Type III, IV, VI, VII and VIII contracts (See note 2b). These subaccounts invest in the Van Kampen Life Investment Trust Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust Emerging Growth Portfolio — Class II Shares.

In June 2002, 27 new subaccounts were added to the Account for Type VI and VII contracts offered through certain distribution channels (See note 2b). These subaccounts invest in the AIM Variable Insurance Funds — AIM V.I. Aggressive Growth Fund — Series I Shares, AIM Variable Insurance Funds — AIM V.I. Blue Chip Fund — Series I Shares, American Century Variable Portfolios, Inc. — VP Income & Growth Fund — Class I, American Century Variable Portfolios, Inc. —VP International Fund — Class I, American Century Variable Portfolios, Inc. — VP Ultra Fund — Class I, American Century Variable Portfolios, Inc. — VP Value Fund — Class I, Dreyfus — Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares, Dreyfus — Dreyfus Variable Investment Fund — Money Market Portfolio, Eaton Vance Variable Trust — VT Floating-Rate Income Fund, Eaton Vance Variable Trust — VT Income Fund of Boston, Eaton Vance Variable Trust — VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust — Franklin Large Cap Growth Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Mutual Shares Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Templeton Foreign Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Templeton Global Asset Allocation Fund — Class 2 Shares, J.P. Morgan Series Trust II — Bond Portfolio, J.P. Morgan Series Trust II — International Opportunities Portfolio, J.P. Morgan Series Trust II — Mid Cap Value Portfolio, J.P. Morgan Series Trust II — Small Company Portfolio, J.P. Morgan Series Trust II — U.S. Disciplined Equity Portfolio, MFS® Variable Insurance Trust — MFS® Strategic Income Series — Service Class Shares, MFS® Variable Insurance Trust — MFS® Total Return Series — Service Class Shares, Oppenheimer Variable Account Funds — Oppenheimer Capital Appreciation Fund/VA — Service Shares, Oppenheimer Variable Account Funds — Oppenheimer Main Street Small Cap Fund/VA — Service Shares, Scudder Variable Series II —Scudder Technology Growth Portfolio — Class B Shares, Scudder Variable Series II — SVS Dreman High Return Equity Portfolio — Class B Shares, and Scudder Variable Series II — SVS Dreman Small Cap Value Portfolio — Class B Shares.

In August 2002, 40 subaccounts were offered with Type IX contracts (See note 2b). Two subaccounts were added for Type IX contracts. These subaccounts invest in the Alliance Variable Products Series Fund, Inc. — Technology Portfolio —Class B and Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA — Service Shares. As of December 31, 2002, contract form P1156 had not yet been offered for sale and no units for this contract had been issued.

During 2001, MFS® Variable Insurance Trust changed the name of its MFS® Growth Series — Service Class Shares to MFS® Investors Growth Stock Series — Service Class Shares and its MFS® Growth With Income Series — Service Class Shares to MFS® Investors Trust Series — Service Class Shares. The AIM Variable Insurance Funds changed its AIM V.I. Telecommunications Fund — Series I Shares to AIM V.I. New Technology Fund — Series I Shares. Additionally, the Janus Aspen Series changed the name of its Equity Income Portfolio to Core Equity Portfolio.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

In 2001, the Janus Aspen Series — High Yield Portfolio was removed as an available subaccount in the Account.

All designated portfolios are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a)  Investments

Investments are stated at fair market value, which is based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and distributions are recorded on the ex-dividend date. Certain 2001 distributions received from the Janus Funds have been reclassified from capital gain distributions to investment income in the current year’s presentation of the 2001 Statements of Changes in Net Assets and the 2001 Financial Highlights. Such reclassifications had no impact on net assets or net asset value per unit. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

(b)  Unit Classes

There are nine unit classes of subaccounts based on the annuity contract form through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure. Type I units are sold under contract forms P1098 and P1140. Type II units are sold under contract forms P1142, P1143, and P1150. Type III units are sold under contract form P1152. Type IV units are sold under contract form P1151. Type V units are sold under contract form P1153. Types VI and VII units are sold under contract form P1154. Type VIII units are sold under contract form P1611. Type IX units are sold under contract form P1156. Contract form numbers P1098, P1140, and P1142 are no longer available for sale.

(c)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(d)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2002 were:

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds:
AIM V.I. Aggressive Growth Fund — Series I Shares	$275,310	$272,105
AIM V.I. Capital Appreciation Fund — Series I Shares	11,310,053	7,646,385
AIM V.I. Capital Development Fund — Series I Shares	866	34
AIM V.I. Core Equity Fund — Series I Shares	1,543	302
AIM V.I. Global Utilities Fund — Series I Shares	1,375	476
AIM V.I. Government Securities Fund — Series I Shares	14,766,387	13,289,905
AIM V.I. Growth Fund — Series I Shares	5,588,719	2,684,771
AIM V.I. New Technology Fund — Series I Shares	497,584	528,289
AIM V.I. Premier Equity Fund — Series I Shares	19,979,271	9,928,915
The Alger American Fund:
Alger American Growth Portfolio	24,849,426	92,352,361
Alger American Small Capitalization Portfolio	32,933,634	47,091,081
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B	73,841,346	23,137,556
Premier Growth Portfolio — Class B	15,911,971	8,022,850
Quasar Portfolio — Class B	2,828,067	1,323,733
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	72,173,089	68,974,542
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	1,617,098	582,463
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund	2,070	1
VT Worldwide Health Sciences Fund	31,041	9
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares	18,074,737	33,754,169
Federated High Income Bond Fund II — Primary Shares	90,655,611	84,482,908
Federated High Income Bond Fund II — Service Shares	50,269,325	37,304,456
Federated International Small Company Fund II	126,597,381	125,413,336
Federated Utility Fund II	8,253,602	15,364,973
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio	122,788,862	191,260,226
VIP Equity-Income Portfolio — Service Class 2	52,633,221	18,312,744
VIP Growth Portfolio	45,438,957	151,012,286
VIP Growth Portfolio — Service Class 2	26,368,433	13,415,345
VIP Overseas Portfolio	421,132,745	433,695,057
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio	25,965,356	68,197,323
VIP II Contrafund® Portfolio	80,160,256	144,625,008
VIP II Contrafund® Portfolio — Service Class 2	31,166,254	12,305,861
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio	24,865,672	40,896,318
VIP III Growth & Income Portfolio — Service Class 2	13,614,832	6,651,579
VIP III Growth Opportunities Portfolio	4,477,878	17,020,699
VIP III Mid Cap Portfolio	42,040	32,052
VIP III Mid Cap Portfolio — Service Class 2	39,928,024	13,972,386
Franklin Templeton Variable Insurance Products Trust:
Templeton Global Asset Allocation Fund — Class 2 Shares	3,783	30

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
GE Investments Funds, Inc.:
Global Income Fund	$24,735,084	$17,830,083
Income Fund	188,298,597	94,512,907
International Equity Fund	209,449,512	213,561,008
Mid-Cap Value Equity Fund	117,158,094	92,727,410
Money Market Fund	2,969,219,072	2,980,263,105
Premier Growth Equity Fund	79,249,347	71,658,884
Real Estate Securities Fund	75,529,381	85,792,770
S&P 500® Index Fund	171,238,620	224,825,855
Small-Cap Value Equity Fund	46,319,040	21,825,172
Total Return Fund	37,634,922	39,758,360
U.S. Equity Fund	52,067,128	38,564,775
Value Equity Fund	14,634,043	4,613,435
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund	14,167,722	11,594,562
Goldman Sachs Mid Cap Value Fund	153,872,296	136,168,879
Janus Aspen Series:
Aggressive Growth Portfolio	16,470,025	80,607,042
Aggressive Growth Portfolio — Service Shares	6,318,918	4,665,463
Balanced Portfolio	96,523,313	168,738,080
Balanced Portfolio — Service Shares	54,692,201	17,517,041
Capital Appreciation Portfolio	25,499,695	97,979,256
Capital Appreciation Portfolio — Service Shares	8,618,049	5,509,214
Core Equity Portfolio	1,543	1,060
Flexible Income Portfolio	141,666,804	130,638,576
Global Life Sciences Portfolio — Service Shares	11,865,766	18,109,793
Global Technology Portfolio — Service Shares	15,301,101	17,369,996
Growth Portfolio	77,773,245	202,086,786
Growth Portfolio — Service Shares	7,538,350	6,128,564
International Growth Portfolio	420,675,570	465,244,880
International Growth Portfolio — Service Shares	785,107,546	787,860,944
Worldwide Growth Portfolio	79,819,255	217,451,070
Worldwide Growth Portfolio — Service Shares	87,033,314	82,968,046
J.P. Morgan Series Trust II:
Bond Portfolio	3,804	4
Mid Cap Value Portfolio	3,783	33
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares	11,785,648	4,868,094
MFS® Investors Trust Series — Service Class Shares	9,162,832	3,668,206
MFS® New Discovery Series — Service Class Shares	17,180,560	6,429,435
MFS® Utilities Series — Service Class Shares	10,551,209	4,451,305
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	17,597,533	57,287,708
Oppenheimer Bond Fund/VA	96,291,555	94,634,094
Oppenheimer Capital Appreciation Fund/VA	93,196,337	145,525,866
Oppenheimer Capital Appreciation Fund/VA — Service Shares	1,000	18
Oppenheimer Global Securities Fund/VA — Service Shares	57,071,490	36,842,004
Oppenheimer High Income Fund/VA	43,467,720	51,441,110

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	$22,428,229	$6,635,143
Oppenheimer Multiple Strategies Fund/VA	21,178,648	28,922,962
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio	11,497,752	18,582,841
PBHG Large Cap Growth Portfolio	7,536,154	20,733,249
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares	13,891,180	8,557,618
High Yield Portfolio — Administrative Class Shares	40,776,284	18,238,008
Long-Term U.S. Government Portfolio — Administrative Class Shares	77,629,922	30,315,087
Total Return Portfolio — Administrative Class Shares	140,017,610	36,371,370
Prudential Series Fund, Inc.
Jennison Portfolio — Class II Shares	3,002	2,228
SP Jennison International Growth Portfolio — Class II Shares	9,824,044	9,929,702
SP U.S. Emerging Growth Portfolio — Class II Shares	29,495	19,584
Rydex Variable Trust:
OTC Fund	4,532,562	2,747,387
Salomon Brothers Variable Series Funds Inc:
Investors Fund	34,540,674	39,336,954
Strategic Bond Fund	45,435,153	29,488,491
Total Return Fund	11,086,204	7,710,506
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares	3,649,019	275,100
Emerging Growth Portfolio — Class II Shares	2,132,914	1,218,219

(4)	Related Party Transactions

(a)  GE Life & Annuity

Net premiums transferred from GE Life & Annuity represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender.

Certain contract owners may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GE Life & Annuity assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by the redemption of units. A charge is deducted monthly from Type I policies to reimburse GE Life & Annuity for certain distribution expenses. The table below discloses the fees by unit type.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

Unit Type	Contract Form Number	Effective	Distribution Expense	Surrender Charges	Annual Contract Maintenance Charge as a percentage of Contract Value	Administrative Expense Charges as a percentage of the daily net assets allocated to the Account	Mortality and Expense Risk Charges as a percentage of the daily net assets allocated to the Account
I	P1098, P1140	05/88	.20% for the first ten years following a purchase payment	6% or less within six years of any purchase payment	$30	NA	1.15%

II	P1142, P1143, P1150	07/94	NA	6% or less within seven years of any purchase payment	$25 if account value is less than $75,000.15%		1.25%

III	P1152	02/99	NA	8% or less within eight years of any purchase payment	$25 if account value is less than $10,000.25%		1.30%

IV	P1151	04/99	NA	NA	$25 if account value is less than $25,000.25%		1.35%

V	P1153	05/00	NA	NA	NA	.35%	.40%

VI	P1154 (Age 70 or younger)	06/00	NA	6% or less within six years of any purchase payment	$30.15%		1.35%

VII	P1154 (Over age 70)	06/00	NA	6% or less within six years of any purchase payment	$30.15%		1.55%

VIII	P1611	02/02	NA	Surrender Charge = 9% or less of any purchase payments in the scheduled installment account Access Charge = 6% or less of any purchase payment on immediate installment account	NA	.15%	1.35%

IX	P1156	09/02	NA	6% or less within four years	NA	15%	1.55%

NA = Not	available

(b)  Receivable From Affiliate

Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

(c)  Accrued Expenses Payable to Affiliate

Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the contracts for services and benefits accrued and payable to GE Life & Annuity.

(d)  Capitalization

Affiliates of the Account have capitalized certain portfolios of GE Investments Funds, Inc. Ownership interests may be redeemed at any time without prior notice to contract owners.

(e)  Bonus Credit

For Type III unit contracts, transfers from the general account include approximately $9.4 million of payments by GE Life & Annuity in the form of bonus credits for the period ended December 31, 2002.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

(f)  Capital Brokerage Corporation

Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. Capital Brokerage Corporation serves as principal underwriter for variable annuities and variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to Capital Brokerage Corporation. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

(g)  GE Investments Fund, Inc.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund, .50% Income Fund, 1.00% for the International Equity Fund, .65% Mid-Cap Value Equity Fund, ..37% for the Money Market Fund, .65% Premier Growth Equity Fund, .85% for the Real Estate Securities Fund, .35% for the S&P 500® Index Fund, .80% for the Small-Cap Value Equity Fund, .49% Total Return Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity Fund.

(5)  Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values. The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the period ended December 31, 2002 is reflected in the Statements of Changes in Net Assets.

(6)  Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2002 and 2001 follows.

Expenses as a percentage of average net assets represent the annualized contract expenses of the Account, consisting of mortality and expense risk charges, administrative and distribution expenses for each period indicated. For Type I units, the expense ratio of 1.35% presented in the table below represents the maximum charge, as it includes the 0.20% distribution expense assessed only during the first ten years after a purchase payment is made. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolios divided by the average net assets.

The total return below represents the annual total return for the year or lesser periods indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or Statement of Additional Information for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
The Alger American Fund:
Alger American Growth Portfolio
2002	477,492	$12.63	$6,031	1.35%	0.04%	(33.76)%
2001	723,585	19.07	13,799	1.35%	0.24%	(13.01)%
Alger American Small Capitalization Portfolio
2002	477,762	6.30	3,010	1.35%	0.00%	(27.07)%
2001	642,188	8.64	5,549	1.35%	0.05%	(30.47)%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	211,139	13.41	2,831	1.35%	1.18%	(21.13)%
2001	294,487	17.01	5,009	1.35%	1.37%	(5.51)%
Federated High Income Bond Fund II — Primary Shares
2002	224,680	14.02	3,150	1.35%	11.14%	0.22%
2001	214,386	13.98	2,997	1.35%	9.75%	0.01%
Federated Utility Fund II
2002	135,961	11.03	1,500	1.35%	5.74%	(24.82)%
2001	202,066	14.67	2,964	1.35%	3.45%	(14.89)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	1,971,167	35.82	70,607	1.35%	1.83%	(17.90)%
2001	2,514,863	43.63	109,723	1.35%	1.75%	(6.24)%
VIP Growth Portfolio
2002	1,457,038	36.52	53,211	1.35%	0.28%	(30.91)%
2001	1,923,051	52.86	101,652	1.35%	0.09%	(18.77)%
VIP Overseas Portfolio
2002	999,509	16.33	16,322	1.35%	0.78%	(21.20)%
2001	1,258,600	20.72	26,078	1.35%	5.60%	(22.24)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	5,411,572	24.88	134,640	1.35%	4.25%	(9.78)%
2001	6,746,394	27.58	186,066	1.35%	4.61%	(5.39)%
VIP II Contrafund® Portfolio
2002	1,098,703	23.18	25,468	1.35%	0.88%	(10.39)%
2001	1,463,180	25.87	37,852	1.35%	0.85%	(13.43)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	228,556	12.13	2,772	1.35%	1.44%	(17.57)%
2001	346,968	14.71	5,104	1.35%	1.34%	(9.98)%
VIP III Growth Opportunities Portfolio
2002	169,857	8.36	1,420	1.35%	1.17%	(22.74)%
2001	220,327	10.83	2,386	1.35%	0.44%	(15.58)%
GE Investments Funds, Inc.:
Global Income Fund
2002	104,279	11.56	1,205	1.35%	0.88%	15.29%
2001	26,072	10.03	262	1.35%	0.00%	(3.01)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
Income Fund
2002	1,017,046	$13.14	$13,364	1.35%	3.97%	8.62%
2001	964,324	12.10	11,668	1.35%	5.68%	5.97%
International Equity Fund
2002	63,491	9.52	604	1.35%	0.95%	(24.71)%
2001	69,869	12.65	14,382	1.35%	0.91%	(21.93)%
Mid-Cap Value Equity Fund
2002	366,772	14.55	5,336	1.35%	0.84%	(14.76)%
2001	370,507	17.07	6,325	1.35%	0.86%	(1.03)%
Money Market Fund
2002	2,428,398	17.28	41,963	1.35%	1.49%	0.31%
2001	3,237,897	17.22	55,757	1.35%	3.80%	2.57%
Premier Growth Equity Fund
2002	75,183	7.73	581	1.35%	0.05%	(21.93)%
2001	72,776	9.90	720	1.35%	0.11%	(10.37)%
Real Estate Securities Fund
2002	204,164	20.93	4,273	1.35%	4.04%	(2.48)%
2001	182,258	21.46	3,911	1.35%	4.06%	10.32%
S&P 500® Index Fund
2002	468,803	35.69	16,732	1.35%	1.19%	(23.26)%
2001	603,299	46.51	28,059	1.35%	1.00%	(13.45)%
Total Return Fund
2002	275,659	33.49	9,232	1.35%	2.28%	(10.36)%
2001	329,490	37.36	12,310	1.35%	2.60%	(4.20)%
U.S. Equity Fund
2002	124,730	8.96	1,118	1.35%	0.92%	(20.19)%
2001	148,206	11.22	1,663	1.35%	0.77%	(9.71)%
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	104,286	6.83	712	1.35%	1.63%	(12.36)%
2001	77,071	7.80	601	1.35%	0.50%	(10.56)%
Goldman Sachs Mid Cap Value Fund
2002	829,759	11.34	9,409	1.35%	0.98%	(5.79)%
2001	603,789	12.04	7,270	1.35%	1.11%	10.54%
Janus Aspen Series:
Aggressive Growth Portfolio
2002	675,661	17.21	11,628	1.35%	0.00%	(28.77)%
2001	1,019,009	24.16	24,619	1.35%	0.00%	(40.27)%
Balanced Portfolio
2002	1,421,344	20.63	29,322	1.35%	2.34%	(7.52)%
2001	1,775,829	22.31	39,619	1.35%	2.58%	(5.95)%
Capital Appreciation Portfolio
2002	440,506	16.88	7,436	1.35%	0.54%	(16.64)%
2001	575,386	20.25	11,652	1.35%	1.19%	(22.73)%
Flexible Income Portfolio
2002	384,816	16.56	6,373	1.35%	4.75%	9.21%
2001	395,265	15.17	5,996	1.35%	5.73%	6.28%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
Global Life Sciences Portfolio — Service Shares
2002	89,338	$6.56	$586	1.35%	0.00%	(30.36)%
2001	200,905	9.42	1,893	1.35%	0.00%	(17.88)%
Global Technology Portfolio — Service Shares
2002	131,809	2.47	326	1.35%	0.00%	(41.61)%
2001	150,593	4.22	636	1.35%	0.66%	(38.17)%
Growth Portfolio
2002	1,625,231	16.69	27,125	1.35%	0.00%	(27.36)%
2001	2,307,263	22.97	52,998	1.35%	0.06%	(25.75)%
International Growth Portfolio
2002	455,711	13.26	6,043	1.35%	0.83%	(26.44)%
2001	594,436	18.02	10,712	1.35%	1.00%	(24.27)%
Worldwide Growth Portfolio
2002	1,716,405	22.52	38,653	1.35%	0.82%	(26.36)%
2001	2,399,672	30.58	73,382	1.35%	0.45%	(23.49)%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	785,562	31.32	24,604	1.35%	0.73%	(28.62)%
2001	1,046,981	43.88	45,942	1.35%	1.04%	(32.20)%
Oppenheimer Bond Fund/VA
2002	459,577	25.91	11,908	1.35%	7.18%	7.83%
2001	522,745	24.03	12,562	1.35%	6.48%	6.33%
Oppenheimer Capital Appreciation Fund/VA
2002	510,800	39.79	20,325	1.35%	0.66%	(27.70)%
2001	684,426	55.03	37,664	1.35%	0.65%	(13.76)%
Oppenheimer High Income Fund/VA
2002	528,223	29.63	15,651	1.35%	11.01%	(3.52)%
2001	682,884	30.71	20,971	1.35%	10.69%	0.59%
Oppenheimer Multiple Strategies Fund/VA
2002	501,118	29.00	14,532	1.35%	3.69%	(11.43)%
2001	609,630	32.74	19,959	1.35%	3.82%	0.83%
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio
2002	152,592	7.45	1,137	1.35%	0.00%	(31.23)%
2001	274,022	10.83	2,968	1.35%	0.00%	(41.28)%
PBHG Large Cap Portfolio
2002	132,559	11.93	1,581	1.35%	0.00%	(30.13)%
2001	193,697	17.08	3,308	1.35%	0.00%	(29.25)%
Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	296,773	11.00	3,264	1.35%	1.07%	(23.93)%
2001	304,116	14.47	4,401	1.35%	0.84%	(5.44)%
Strategic Bond Fund
2002	189,374	12.26	2,322	1.35%	5.67%	7.59%
2001	71,246	11.39	811	1.35%	5.18%	5.47%
Total Return Fund
2002	42,782	10.24	438	1.35%	1.58%	(7.94)%
2001	30,465	11.12	339	1.35%	2.66%	(2.14)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s
The Alger American Fund:
Alger American Growth Portfolio
2002	6,300,041	$12.40	$78,121	1.40%	0.04%	(33.93)%
2001	9,078,703	18.77	170,407	1.40%	0.24%	(13.06)%
Alger American Small Capitalization Portfolio
2002	5,837,332	6.18	36,075	1.40%	0.00%	(27.26)%
2001	7,002,914	8.50	59,525	1.40%	0.05%	(30.51)%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	3,514,911	13.19	46,362	1.40%	1.18%	(21.33)%
2001	4,307,323	16.77	72,234	1.40%	1.37%	(5.56)%
Federated High Income Bond Fund II — Primary Shares
2002	2,789,740	13.74	38,331	1.40%	11.14%	(0.03)%
2001	2,986,440	13.74	41,034	1.40%	9.75%	(0.04)%
Federated Utility Fund II
2002	1,835,551	10.81	19,842	1.40%	5.74%	(25.01)%
2001	2,347,057	14.41	33,821	1.40%	3.45%	(14.93)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	7,512,400	34.52	259,328	1.40%	1.83%	(18.11)%
2001	9,234,283	42.16	389,317	1.40%	1.75%	(6.29)%
VIP Growth Portfolio
2002	3,487,079	35.20	122,745	1.40%	0.28%	(31.08)%
2001	4,744,104	51.08	242,329	1.40%	0.09%	(18.81)%
VIP Overseas Portfolio
2002	959,274	15.73	15,089	1.40%	0.78%	(21.40)%
2001	1,347,035	20.02	26,968	1.40%	5.60%	(22.28)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	2,151,180	24.07	51,779	1.40%	4.25%	(10.00)%
2001	2,740,751	26.75	73,315	1.40%	4.61%	(5.44)%
VIP II Contrafund® Portfolio
2002	8,573,160	22.72	194,782	1.40%	0.88%	(10.62)%
2001	10,463,953	25.42	265,994	1.40%	0.85%	(13.48)%
Fidelity Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	4,584,591	11.95	54,786	1.40%	1.44%	(17.78)%
2001	5,388,110	14.54	78,343	1.40%	1.34%	(10.03)%
VIP III Growth Opportunities Portfolio
2002	2,675,446	8.25	22,072	1.40%	1.17%	(22.94)%
2001	3,701,867	10.70	39,610	1.40%	0.44%	(15.63)%
GE Investments Funds, Inc.:
Global Income Fund
2002	853,992	11.40	9,736	1.40%	0.88%	15.00%
2001	300,934	9.91	2,982	1.40%	0.00%	(3.06)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s
Income Fund
2002	7,151,518	$12.98	$92,827	1.40%	3.97%	8.35%
2001	4,478,530	11.98	53,653	1.40%	5.68%	5.92%
International Equity Fund
2002	851,108	9.38	7,983	1.40%	0.95%	(24.90)%
2001	919,209	12.49	11,481	1.40%	0.91%	(21.97)%
Mid-Cap Value Equity Fund
2002	4,093,825	14.34	58,705	1.40%	0.84%	(14.97)%
2001	4,353,777	16.87	73,448	1.40%	0.86%	(1.09)%
Money Market Fund
2002	15,816,266	16.65	263,341	1.40%	1.49%	0.06%
2001	17,320,111	16.64	288,207	1.40%	3.80%	2.51%
Premier Growth Equity Fund
2002	2,588,994	7.66	19,832	1.40%	0.05%	(22.12)%
2001	2,201,591	9.83	21,642	1.40%	0.11%	(10.42)%
Real Estate Securities Fund
2002	1,999,763	20.53	41,055	1.40%	4.04%	(2.73)%
2001	2,007,545	21.11	42,379	1.40%	4.06%	10.27%
S&P 500® Index Fund
2002	6,766,704	34.40	232,775	1.40%	1.19%	(23.45)%
2001	8,557,014	44.94	384,552	1.40%	1.00%	(13.50)%
Total Return Fund
2002	1,912,451	32.28	61,734	1.40%	2.28%	(10.58)%
2001	2,104,312	36.10	75,966	1.40%	2.60%	(4.26)%
U.S. Equity Fund
2002	2,883,878	8.85	25,522	1.40%	0.92%	(20.39)%
2001	3,262,755	11.12	36,282	1.40%	0.77%	(9.76)%
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	1,312,915	6.75	8,862	1.40%	1.63%	(12.58)%
2001	1,149,638	7.73	8,887	1.40%	0.50%	(10.61)%
Goldman Sachs Mid Cap Value Fund
2002	6,570,451	11.21	73,655	1.40%	0.98%	(6.03)%
2001	5,607,364	11.93	66,896	1.40%	1.11%	10.48%
Janus Aspen Series:
Aggressive Growth Portfolio
2002	4,077,179	16.82	68,578	1.40%	0.00%	(28.94)%
2001	5,965,824	23.67	141,211	1.40%	0.00%	(40.30)%
Balanced Portfolio
2002	13,294,385	20.26	269,344	1.40%	2.34%	(7.75)%
2001	15,654,099	21.96	343,764	1.40%	2.58%	(6.01)%
Capital Appreciation Portfolio
2002	5,208,969	16.64	86,677	1.40%	0.54%	(16.85)%
2001	7,276,570	20.02	145,677	1.40%	1.19%	(22.78)%
Flexible Income Portfolio
2002	3,912,422	16.26	63,616	1.40%	4.75%	8.93%
2001	3,772,527	14.93	56,324	1.40%	5.73%	6.22%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s
Global Life Sciences Portfolio — Service Shares
2002	628,264	$6.52	$4,096	1.40%	0.00%	(30.54)%
2001	1,018,589	9.38	9,554	1.40%	0.00%	(17.93)%
Global Technology Portfolio — Service Shares
2002	1,165,738	2.45	2,856	1.40%	0.00%	(41.76)%
2001	1,801,374	4.21	7,584	1.40%	0.66%	(38.20)%
Growth Portfolio
2002	8,452,760	16.30	137,780	1.40%	0.00%	(27.54)%
2001	12,018,045	22.50	270,406	1.40%	0.06%	(25.79)%
International Growth Portfolio
2002	4,341,645	13.04	56,615	1.40%	0.83%	(26.63)%
2001	5,720,325	17.77	101,650	1.40%	1.00%	(24.32)%
Worldwide Growth Portfolio
2002	9,455,301	22.00	208,017	1.40%	0.82%	(26.54)%
2001	13,140,429	29.95	393,556	1.40%	0.45%	(23.53)%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	2,011,156	30.19	60,717	1.40%	0.73%	(28.80)%
2001	2,697,267	42.40	114,364	1.40%	1.04%	(32.24)%
Oppenheimer Bond Fund/VA
2002	3,279,704	24.97	81,894	1.40%	7.18%	7.55%
2001	3,460,570	23.22	80,354	1.40%	6.48%	6.27%
Oppenheimer Capital Appreciation Fund/VA
2002	2,749,974	38.35	105,462	1.40%	0.66%	(27.88)%
2001	3,602,443	53.17	191,542	1.40%	0.65%	(13.81)%
Oppenheimer High Income Fund/VA
2002	2,202,687	28.55	62,887	1.40%	11.01%	(3.76)%
2001	2,829,310	29.67	83,946	1.40%	10.69%	0.54%
Oppenheimer Multiple Strategies Fund/VA
2002	1,361,408	27.95	38,051	1.40%	3.69%	(11.65)%
2001	1,710,953	31.63	54,117	1.40%	3.82%	0.78%
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio
2002	1,862,990	7.34	13,674	1.40%	0.00%	(31.40)%
2001	2,517,899	10.71	26,967	1.40%	0.00%	(41.31)%
PBHG Large Cap Portfolio
2002	1,537,642	11.76	18,083	1.40%	0.00%	(30.31)%
2001	2,370,270	16.88	40,010	1.40%	0.00%	(29.29)%
Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	1,659,852	10.89	18,076	1.40%	1.07%	(24.13)%
2001	1,905,832	14.35	27,349	1.40%	0.84%	(5.50)%
Strategic Bond Fund
2002	1,801,349	12.13	21,850	1.40%	5.67%	7.32%
2001	1,168,074	11.30	13,199	1.40%	5.18%	5.42%
Total Return Fund
2002	751,396	10.13	7,612	1.40%	1.58%	(8.17)%
2001	598,880	11.03	6,606	1.40%	2.66%	(2.19)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	912,403	$5.63	$5,137	1.55%	0.00%	(25.53)%
2001	711,998	7.57	5,390	1.55%	0.00%	(24.48)%
AIM V.I. Growth Fund — Series I Shares
2002	432,922	4.47	1,935	1.55%	0.00%	(32.04)%
2001	256,780	6.58	1,690	1.55%	0.35%	(34.92)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	1,672,332	5.98	10,001	1.55%	0.37%	(31.34)%
2001	1,239,767	8.70	10,786	1.55%	0.23%	(13.92)%
The Alger American Fund:
Alger American Growth Portfolio
2002	6,996,520	6.01	42,049	1.55%	0.04%	(34.03)%
2001	9,699,706	9.11	88,364	1.55%	0.24%	(13.19)%
Alger American Small Capitalization Portfolio
2002	3,005,645	5.11	15,359	1.55%	0.00%	(27.37)%
2001	3,603,281	7.03	25,331	1.55%	0.05%	(30.61)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	2,996,376	8.04	24,091	1.55%	0.55%	(23.47)%
2001	2,101,249	10.51	22,084	1.55%	0.36%	(1.41)%
Premier Growth Portfolio — Class B
2002	1,384,298	5.47	7,572	1.55%	0.00%	(31.91)%
2001	970,931	8.04	7,806	1.55%	0.00%	(18.69)%
Quasar Portfolio — Class B
2002	188,770	6.05	1,142	1.55%	0.00%	(33.12)%
2001	158,564	9.04	1,433	1.55%	0.00%	(14.22)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	151,102	9.89	1,494	1.55%	0.95%	(2.02)%
2001	97,103	10.09	980	1.55%	1.74%	1.71%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	80,469	5.28	425	1.55%	0.24%	(30.05)%
2001	51,180	7.55	386	1.55%	0.08%	(23.78)%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	1,980,630	7.84	15,528	1.55%	1.18%	(21.45)%
2001	2,224,709	9.98	22,203	1.55%	1.37%	(5.70)%
Federated High Income Bond Fund II — Primary Shares
2002	1,727,743	8.83	15,256	1.55%	11.14%	(0.18)%
2001	1,497,811	8.85	13,256	1.55%	9.75%	(0.20)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
Federated High Income Bond Fund II — Service Shares
2002	774,123	$9.94	$7,695	1.55%	8.49%	(0.33)%
2001	309,175	9.96	3,079	1.55%	3.47%	(0.20)%
Federated International Small Company Fund II
2002	109,299	5.66	619	1.55%	0.00%	(18.76)%
2001	60,091	6.97	419	1.55%	0.00%	(31.10)%
Federated Utility Fund II
2002	812,332	5.95	4,833	1.55%	5.74%	(25.13)%
2001	988,491	7.95	7,859	1.55%	3.45%	(15.06)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	7,065,062	8.70	61,466	1.55%	1.83%	(18.23)%
2001	6,973,887	10.64	74,202	1.55%	1.75%	(6.43)%
VIP Equity-Income Portfolio — Service Class 2
2002	2,476,360	7.99	19,786	1.55%	1.20%	(18.43)%
2001	1,400,128	9.80	13,721	1.55%	0.22%	(6.70)%
VIP Growth Portfolio
2002	8,672,752	6.22	53,945	1.55%	0.28%	(31.19)%
2001	12,207,225	9.04	110,353	1.55%	0.09%	(18.93)%
VIP Growth Portfolio — Service Class 2
2002	1,648,860	5.47	9,019	1.55%	0.12%	(31.38)%
2001	1,258,983	7.97	10,034	1.55%	0.02%	(19.15)%
VIP Overseas Portfolio
2002	945,528	6.70	6,335	1.55%	0.78%	(21.51)%
2001	1,013,208	8.53	8,643	1.55%	5.60%	(22.40)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	1,627,929	8.67	14,114	1.55%	4.25%	(10.14)%
2001	1,657,965	9.65	15,999	1.55%	4.61%	(5.58)%
VIP II Contrafund® Portfolio
2002	8,850,693	8.33	73,726	1.55%	0.88%	(10.75)%
2001	9,684,799	9.33	90,359	1.55%	0.85%	(13.61)%
VIP II Contrafund® Portfolio — Service Class 2
2002	1,678,407	7.90	13,259	1.55%	0.58%	(11.00)%
2001	1,052,251	8.87	9,333	1.55%	0.22%	(13.83)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	3,699,391	7.48	27,671	1.55%	1.44%	(17.90)%
2001	4,216,916	9.11	38,416	1.55%	1.34%	(10.17)%
VIP III Growth & Income Portfolio — Service Class 2
2002	725,106	7.35	5,330	1.55%	1.15%	(18.13)%
2001	500,280	8.98	4,493	1.55%	0.37%	(10.42)%
VIP III Growth Opportunities Portfolio
2002	1,667,785	5.48	9,139	1.55%	1.17%	(23.06)%
2001	2,034,188	7.12	14,483	1.55%	0.44%	(15.75)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
VIP III Mid Cap Portfolio — Service Class 2
2002	1,420,253	$9.09	$12,910	1.55%	0.67%	(11.42)%
2001	923,291	10.26	9,473	1.55%	0.00%	(5.02)%
GE Investments Funds, Inc.:
Income Fund
2002	5,417,568	12.11	65,607	1.55%	3.97%	8.19%
2001	2,019,964	11.20	22,624	1.55%	5.68%	5.76%
International Equity Fund
2002	833,396	6.20	5,167	1.55%	0.95%	(25.01)%
2001	707,187	8.27	5,848	1.55%	0.91%	(22.09)%
Mid-Cap Value Equity Fund
2002	5,163,925	9.99	51,588	1.55%	0.84%	(15.10)%
2001	4,911,126	11.77	57,804	1.55%	0.86%	(1.24)%
Money Market Fund
2002	20,588,287	11.03	227,089	1.55%	1.49%	(0.10)%
2001	22,228,201	11.04	245,399	1.55%	3.80%	2.35%
Premier Growth Equity Fund
2002	4,161,689	7.62	31,712	1.55%	0.05%	(22.24)%
2001	4,926,747	9.79	48,233	1.55%	0.11%	(10.55)%
Real Estate Securities Fund
2002	1,496,540	13.92	20,832	1.55%	4.04%	(2.87)%
2001	1,162,740	14.33	16,662	1.55%	4.06%	10.10%
S&P 500® Index Fund
2002	15,768,039	6.82	107,538	1.55%	1.19%	(23.57)%
2001	17,208,862	8.92	153,503	1.55%	1.00%	(13.63)%
Small-Cap Value Equity Fund
2002	1,059,252	10.23	10,836	1.55%	0.31%	(15.19)%
2001	764,830	12.06	9,224	1.55%	0.81%	8.26%
Total Return Fund
2002	2,969,218	9.65	28,653	1.55%	2.28%	(10.72)%
2001	3,102,244	10.81	33,535	1.55%	2.60%	(4.40)%
U.S. Equity Fund
2002	3,959,667	8.10	32,073	1.55%	0.97%	(20.51)%
2001	3,528,046	10.19	35,951	1.55%	0.77%	(9.90)%
Value Equity Fund
2002	662,957	7.45	4,939	1.55%	1.11%	(18.84)%
2001	375,400	9.18	3,446	1.55%	1.09%	(10.17)%
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	987,170	7.63	7,532	1.55%	1.63%	(12.71)%
2001	831,759	8.74	7,270	1.55%	0.50%	(10.75)%
Goldman Sachs Mid Cap Value Fund
2002	4,634,645	13.38	62,012	1.55%	0.98%	(6.17)%
2001	4,778,066	14.26	68,135	1.55%	1.11%	10.31%
Janus Aspen Series:
Aggressive Growth Portfolio
2002	6,608,676	5.95	39,322	1.55%	0.00%	(29.05)%
2001	9,149,067	8.38	76,669	1.55%	0.00%	(40.40)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
Aggressive Growth Portfolio — Service Shares
2002	659,720	$4.16	$2,744	1.55%	0.00%	(29.23)%
2001	595,649	5.88	3,502	1.55%	0.00%	(40.53)%
Balanced Portfolio
2002	12,992,438	9.92	128,885	1.55%	2.34%	(7.89)%
2001	14,470,083	10.78	155,987	1.55%	2.58%	(6.15)%
Balanced Portfolio — Service Shares
2002	2,496,532	8.79	21,945	1.55%	2.24%	(8.12)%
2001	1,718,954	9.57	16,450	1.55%	2.33%	(6.38)%
Capital Appreciation Portfolio
2002	8,929,956	7.77	69,386	1.55%	0.54%	(16.98)%
2001	12,492,110	9.36	116,926	1.55%	1.19%	(22.89)%
Capital Appreciation Portfolio — Service Shares
2002	733,417	6.45	4,731	1.55%	0.31%	(17.23)%
2001	543,083	7.79	4,231	1.55%	0.96%	(23.05)%
Flexible Income Portfolio
2002	2,507,313	12.03	30,163	1.55%	4.75%	8.77%
2001	2,013,676	11.06	22,271	1.55%	5.73%	6.06%
Global Life Sciences Portfolio — Service Shares
2002	830,680	6.49	5,391	1.55%	0.00%	(30.64)%
2001	1,091,617	9.36	10,218	1.55%	0.00%	(18.05)%
Global Technology Portfolio — Service Shares
2002	1,683,152	2.44	4,107	1.55%	0.00%	(41.85)%
2001	2,037,391	4.20	8,557	1.55%	0.66%	(38.29)%
Growth Portfolio
2002	11,016,827	6.07	66,872	1.55%	0.00%	(27.65)%
2001	15,640,723	8.39	131,226	1.55%	0.06%	(25.91)%
Growth Portfolio — Service Shares
2002	904,504	5.19	4,694	1.55%	0.00%	(27.86)%
2001	839,635	7.20	6,045	1.55%	0.21%	(26.07)%
International Growth Portfolio
2002	3,184,335	7.84	24,965	1.55%	0.83%	(26.74)%
2001	4,093,422	10.70	43,800	1.55%	1.00%	(24.43)%
International Growth Portfolio — Service Shares
2002	569,029	5.51	3,135	1.55%	0.90%	(26.91)%
2001	484,214	7.54	3,651	1.55%	0.80%	(24.62)%
Worldwide Growth Portfolio
2002	8,491,439	7.10	60,289	1.55%	0.82%	(26.66)%
2001	11,168,696	9.69	108,225	1.55%	0.45%	(23.64)%
Worldwide Growth Portfolio — Service Shares
2002	981,626	5.55	5,448	1.55%	0.61%	(26.86)%
2001	793,669	7.58	6,016	1.55%	0.31%	(23.82)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	700,945	5.24	3,673	1.55%	0.00%	(28.84)%
2001	546,216	7.37	4,026	1.55%	0.05%	(26.00)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
MFS® Investors Trust Series — Service Class Shares
2002	574,565	$6.49	$3,729	1.55%	0.44%	(22.37)%
2001	414,666	8.37	3,471	1.55%	0.18%	(17.41)%
MFS® New Discovery Series — Service Class Shares
2002	695,512	6.65	4,625	1.55%	0.00%	(32.86)%
2001	422,279	9.90	4,181	1.55%	0.00%	(6.73)%
MFS® Utilities Series — Service Class Shares
2002	817,699	5.90	4,824	1.55%	2.45%	(24.09)%
2001	527,906	7.77	4,102	1.55%	1.56%	(25.62)%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	2,524,137	7.22	18,224	1.55%	0.73%	(28.91)%
2001	3,160,573	10.16	32,111	1.55%	1.04%	(32.34)%
Oppenheimer Bond Fund/VA
2002	3,144,719	11.51	36,196	1.55%	7.18%	7.39%
2001	2,996,459	10.72	32,122	1.55%	6.48%	6.11%
Oppenheimer Capital Appreciation Fund/VA
2002	4,572,961	8.06	36,858	1.55%	0.66%	(27.99)%
2001	5,813,569	11.19	65,054	1.55%	0.65%	(13.94)%
Oppenheimer Global Securities Fund/VA — Service Shares
2002	1,234,629	7.04	8,692	1.55%	0.39%	(23.57)%
2001	797,433	9.21	7,344	1.55%	0.15%	(13.54)%
Oppenheimer High Income Fund/VA
2002	2,032,332	9.23	18,758	1.55%	11.01%	(3.90)%
2001	1,565,613	9.61	15,046	1.55%	10.69%	0.38%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	1,058,564	7.06	7,473	1.55%	0.57%	(20.29)%
2001	684,833	8.85	6,061	1.55%	0.17%	(11.67)%
Oppenheimer Multiple Strategies Fund/VA
2002	1,634,137	10.19	16,652	1.55%	3.69%	(11.79)%
2001	1,253,764	11.55	14,481	1.55%	3.82%	0.63%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	267,370	11.58	3,096	1.55%	3.57%	6.52%
2001	143,308	10.87	1,558	1.55%	3.00%	5.92%
High Yield Portfolio — Administrative Class Shares
2002	1,311,594	9.91	12,998	1.55%	8.21%	(2.72)%
2001	561,545	10.19	5,722	1.55%	6.66%	0.76%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	1,989,035	12.53	24,923	1.55%	7.19%	15.76%
2001	783,091	10.82	8,473	1.55%	4.04%	4.21%
Total Return Portfolio — Administrative Class Shares
2002	3,335,980	11.69	38,998	1.55%	4.44%	7.38%
2001	1,441,065	10.89	15,693	1.55%	3.84%	6.69%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
The Prudential Series Fund, Inc.:
Jennison Portfolio — Class II Shares
2002	4,765	$5.95	$28	1.55%	0.00%	(32.23)%
2001	4,587	8.78	40	1.55%	0.00%	(22.65)%
SP Jennison International Growth Portfolio — Class II Shares
2002	2,205	5.64	12	1.55%	0.00%	(24.03)%
2001	2,313	7.43	17	1.55%	0.00%	(38.62)%
SP U.S. Emerging Growth Portfolio — Class II Shares
2002	9,695	5.89	57	1.55%	0.00%	(33.46)%
2001	9,251	8.86	82	1.55%	0.00%	(9.67)%
Rydex Variable Trust:
OTC Fund
2002	374,080	3.36	1,257	1.55%	0.00%	(39.80)%
2001	236,367	5.58	1,319	1.55%	0.00%	(36.19)%
Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	2,548,468	8.91	22,707	1.55%	1.07%	(24.24)%
2001	2,548,515	11.76	29,971	1.55%	0.84%	(5.64)%
Strategic Bond Fund
2002	1,631,536	11.80	19,252	1.55%	5.67%	7.16%
2001	1,091,102	11.01	12,013	1.55%	5.18%	5.26%
Total Return Fund
2002	929,915	9.43	8,769	1.55%	1.58%	(8.31)%
2001	780,272	10.29	8,029	1.55%	2.66%	(2.34)%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2002	31,822	8.04	256	1.55%	0.00%	(20.68)%
2001	—	—	—	—	—	—
Emerging Growth Portfolio — Class II Shares
2002	13,078	7.26	95	1.55%	0.00%	(33.70)%
2001	—	—	—	—	—	—

Type IV:
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	70,462	5.63	397	1.60%	0.00%	(25.57)%
2001	80,573	7.56	609	1.60%	0.00%	(24.51)%
AIM V.I. Growth Fund — Series I Shares
2002	31,521	4.46	141	1.60%	0.00%	(32.08)%
2001	29,164	6.57	192	1.60%	0.35%	(34.95)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	155,557	5.97	929	1.60%	1.37%	(31.37)%
2001	165,666	8.70	1,441	1.60%	0.23%	(13.97)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
The Alger American Fund:
Alger American Growth Portfolio
2002	936,757	$5.70	$5,340	1.60%	0.04%	(34.06)%
2001	1,392,133	8.64	12,028	1.60%	0.24%	(13.23)%
Alger American Small Capitalization Portfolio
2002	368,144	4.94	1,819	1.60%	0.00%	(27.40)%
2001	528,445	6.81	3,599	1.60%	0.05%	(30.65)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	471,081	8.03	3,783	1.60%	0.55%	(23.51)%
2001	340,210	10.50	3,572	1.60%	0.36%	(1.46)%
Premier Growth Portfolio — Class B
2002	73,936	5.47	404	1.60%	0.00%	(31.95)%
2001	68,468	8.03	550	1.60%	0.00%	(18.73)%
Quasar Portfolio — Class B
2002	4,615	6.04	28	1.60%	0.00%	(33.15)%
2001	2,245	9.03	20	1.60%	0.00%	(14.26)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	44,620	9.88	441	1.60%	0.95%	(2.07)%
2001	64,379	10.09	650	1.60%	1.74%	1.66%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	12,416	5.28	66	1.60%	0.24%	(30.08)%
2001	21,440	7.55	162	1.60%	0.08%	(23.82)%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	218,794	7.02	1,536	1.60%	1.18%	(21.49)%
2001	397,695	8.94	3,555	1.60%	1.37%	(5.75)%
Federated High Income Bond Fund II — Primary Shares
2002	141,307	8.57	1,211	1.60%	11.14%	(0.23)%
2001	197,752	8.59	1,699	1.60%	9.75%	(0.25)%
Federated High Income Bond Fund II — Service Shares
2002	115,436	9.93	1,146	1.60%	8.49%	(0.38)%
2001	45,977	9.96	458	1.60%	3.47%	(0.25)%
Federated International Small Company Fund II
2002	6,379	5.65	36	1.60%	0.00%	(18.80)%
2001	16,924	6.96	118	1.60%	0.00%	(31.14)%
Federated Utility Fund II
2002	100,284	5.68	570	1.60%	5.74%	(25.16)%
2001	129,702	7.59	984	1.60%	3.45%	(15.11)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	835,392	7.60	6,349	1.60%	1.83%	(18.27)%
2001	917,825	9.30	8,536	1.60%	1.75%	(6.48)%
VIP Equity-Income Portfolio — Service Class 2
2002	367,278	7.98	2,931	1.60%	1.20%	(18.48)%
2001	124,443	9.79	1,218	1.60%	0.22%	(6.75)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
VIP Growth Portfolio
2002	697,045	$6.02	$4,196	1.60%	0.28%	(31.22)%
2001	1,048,860	8.76	9,188	1.60%	0.09%	(18.97)%
VIP Growth Portfolio — Service Class 2
2002	282,662	5.46	1,543	1.60%	0.12%	(31.41)%
2001	272,129	7.97	2,169	1.60%	0.02%	(19.19)%
VIP Overseas Portfolio
2002	87,301	6.33	553	1.60%	0.78%	(21.55)%
2001	179,907	8.07	1,452	1.60%	5.60%	(22.43)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	150,830	8.47	1,278	1.60%	4.25%	(10.19)%
2001	220,652	9.43	2,081	1.60%	4.61%	(5.63)%
VIP II Contrafund® Portfolio
2002	985,297	7.99	7,873	1.60%	0.88%	(10.80)%
2001	1,229,421	8.96	11,016	1.60%	0.85%	(13.65)%
VIP II Contrafund® Portfolio — Service Class 2
2002	229,420	7.89	1,810	1.60%	0.58%	(11.05)%
2001	215,181	8.87	1,909	1.60%	0.22%	(13.88)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	458,068	7.01	3,211	1.60%	1.44%	(17.95)%
2001	607,616	8.54	5,189	1.60%	1.34%	(10.21)%
VIP III Growth & Income Portfolio — Service Class 2
2002	66,265	7.34	486	1.60%	1.15%	(18.17)%
2001	103,917	8.97	932	1.60%	0.37%	(10.47)%
VIP III Growth Opportunities Portfolio
2002	204,162	5.22	1,066	1.60%	1.17%	(23.09)%
2001	268,664	6.79	1,824	1.60%	0.44%	(15.80)%
VIP III Mid Cap Portfolio — Service Class 2
2002	184,618	9.08	1,676	1.60%	0.67%	(11.46)%
2001	82,604	10.26	848	1.60%	0.00%	(5.06)%
GE Investments Funds, Inc.:
Income Fund
2002	814,908	12.19	9,934	1.60%	3.97%	8.13%
2001	257,747	11.27	2,905	1.60%	5.68%	5.70%
International Equity Fund
2002	103,984	6.08	632	1.60%	0.95%	(25.05)%
2001	121,898	8.11	989	1.60%	0.91%	(22.13)%
Mid-Cap Value Equity Fund
2002	524,430	8.68	4,552	1.60%	0.84%	(15.14)%
2001	532,256	10.22	5,440	1.60%	0.86%	(1.29)%
Money Market Fund
2002	3,714,284	10.92	40,560	1.60%	1.49%	(0.15)%
2001	4,564,152	10.94	49,932	1.60%	3.80%	2.30%
Premier Growth Equity Fund
2002	482,041	7.60	3,664	1.60%	0.05%	(22.28)%
2001	419,925	9.78	4,107	1.60%	0.11%	(10.60)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
Real Estate Securities Fund
2002	103,220	$12.71	$1,312	1.60%	4.04%	(2.92)%
2001	93,831	13.10	1,229	1.60%	4.06%	10.04%
S&P 500® Index Fund
2002	1,905,073	6.35	12,097	1.60%	1.19%	(23.61)%
2001	2,084,126	8.32	17,340	1.60%	1.00%	(13.68)%
Small-Cap Value Equity Fund
2002	192,153	10.22	1,964	1.60%	0.31%	(15.23)%
2001	108,992	12.05	1,313	1.60%	0.81%	8.20%
Total Return Fund
2002	298,082	9.25	2,757	1.60%	2.28%	(10.76)%
2001	372,552	10.36	3,860	1.60%	2.60%	(4.45)%
U.S. Equity Fund
2002	425,255	7.38	3,138	1.60%	0.92%	(20.55)%
2001	313,046	9.29	2,908	1.60%	0.77%	(9.94)%
Value Equity Fund
2002	261,674	7.44	1,947	1.60%	1.11%	(18.88)%
2001	118,284	9.17	1,085	1.60%	1.09%	(10.22)%
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	142,990	6.95	994	1.60%	1.63%	(12.76)%
2001	173,565	7.97	1,383	1.60%	0.50%	(10.79)%
Goldman Sachs Mid Cap Value Fund
2002	411,894	11.85	4,881	1.60%	0.98%	(6.22)%
2001	436,048	12.64	5,512	1.60%	1.11%	10.25%
Janus Aspen Series:
Aggressive Growth Portfolio
2002	867,195	5.12	4,440	1.60%	0.00%	(29.09)%
2001	1,217,251	7.22	8,789	1.60%	0.00%	(40.43)%
Aggressive Growth Portfolio — Service Shares
2002	70,678	4.16	294	1.60%	0.00%	(29.27)%
2001	46,629	5.88	274	1.60%	0.00%	(40.56)%
Balanced Portfolio
2002	1,087,532	9.40	10,223	1.60%	2.34%	(7.94)%
2001	1,591,602	10.21	16,250	1.60%	2.58%	(6.20)%
Balanced Portfolio — Service Shares
2002	337,154	8.79	2,964	1.60%	2.24%	(8.17)%
2001	236,619	9.57	2,264	1.60%	2.33%	(6.43)%
Capital Appreciation Portfolio
2002	839,663	6.80	5,710	1.60%	0.54%	(17.02)%
2001	1,245,067	8.20	10,210	1.60%	1.19%	(22.93)%
Capital Appreciation Portfolio — Service Shares
2002	91,023	6.44	586	1.60%	0.31%	(17.27)%
2001	96,923	7.79	755	1.60%	0.96%	(23.09)%
Flexible Income Portfolio
2002	265,752	11.94	3,173	1.60%	4.75%	8.71%
2001	200,610	10.98	2,203	1.60%	5.73%	6.01%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
Global Life Sciences Portfolio — Service Shares
2002	64,305	$6.48	$417	1.60%	0.00%	(30.68)%
2001	154,798	9.35	1,447	1.60%	0.00%	(18.09)%
Global Technology Portfolio — Service Shares
2002	291,205	2.44	711	1.60%	0.00%	(41.88)%
2001	275,684	4.19	1,155	1.60%	0.66%	(38.33)%
Growth Portfolio
2002	1,174,963	5.75	6,756	1.60%	0.00%	(27.69)%
2001	1,819,775	7.96	14,485	1.60%	0.06%	(25.95)%
Growth Portfolio — Service Shares
2002	85,220	5.19	442	1.60%	0.00%	(27.89)%
2001	121,973	7.19	877	1.60%	0.21%	(26.11)%
International Growth Portfolio
2002	565,435	7.76	4,388	1.60%	0.83%	(26.77)%
2001	784,857	10.60	8,319	1.60%	1.00%	(24.47)%
International Growth Portfolio — Service Shares
2002	49,363	5.50	271	1.60%	0.90%	(26.95)%
2001	48,624	7.53	366	1.60%	0.80%	(24.66)%
Worldwide Growth Portfolio
2002	1,045,267	6.95	7,265	1.60%	0.82%	(26.69)%
2001	1,487,500	9.48	14,101	1.60%	0.45%	(23.68)%
Worldwide Growth Portfolio — Service Shares
2002	158,083	5.54	876	1.60%	0.61%	(26.90)%
2001	227,777	7.58	1,727	1.60%	0.31%	(23.86)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	120,571	5.24	632	1.60%	0.00%	(28.87)%
2001	84,171	7.36	619	1.60%	0.05%	(26.04)%
MFS® Investors Trust Series — Service Class Shares
2002	93,687	6.49	608	1.60%	0.44%	(22.41)%
2001	61,876	8.36	517	1.60%	0.18%	(17.45)%
MFS® New Discovery Series — Service Class Shares
2002	61,553	6.64	409	1.60%	0.00%	(32.89)%
2001	67,674	9.90	670	1.60%	0.00%	(6.78)%
MFS® Utilities Series — Service Class Shares
2002	45,786	5.89	270	1.60%	2.45%	(24.13)%
2001	41,040	7.76	318	1.60%	1.56%	(25.66)%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	246,315	6.75	1,663	1.60%	0.73%	(28.95)%
2001	337,019	9.50	3,202	1.60%	1.04%	(32.37)%
Oppenheimer Bond Fund/VA
2002	244,092	11.57	2,824	1.60%	7.18%	7.34%
2001	290,069	10.78	3,127	1.60%	6.48%	6.06%
Oppenheimer Capital Appreciation Fund/VA
2002	575,596	7.76	4,467	1.60%	0.66%	(28.03)%
2001	735,051	10.78	7,924	1.60%	0.65%	(13.98)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
Oppenheimer Global Securities Fund/VA — Service Shares
2002	236,062	$7.03	$1,660	1.60%	0.39%	(23.61)%
2001	86,595	9.20	797	1.60%	0.15%	(13.59)%
Oppenheimer High Income Fund/VA
2002	194,552	8.92	1,735	1.60%	11.01%	(3.95)%
2001	178,281	9.28	1,654	1.60%	10.69%	0.33%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	176,987	7.05	1,248	1.60%	0.57%	(20.33)%
2001	140,805	8.84	1,245	1.60%	0.17%	(11.72)%
Oppenheimer Multiple Strategies Fund/VA
2002	128,522	9.50	1,221	1.60%	3.69%	(11.83)%
2001	190,985	10.77	2,057	1.60%	3.82%	0.58%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	21,171	11.56	245	1.60%	3.57%	6.46%
2001	23,078	10.86	251	1.60%	3.00%	5.87%
High Yield Portfolio — Administrative Class Shares
2002	87,630	9.90	868	1.60%	8.21%	(2.77)%
2001	67,250	10.18	685	1.60%	6.66%	0.71%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	249,990	12.51	3,127	1.60%	7.19%	15.71%
2001	132,087	10.81	1,428	1.60%	4.04%	4.16%
Total Return Portfolio — Administrative Class Shares
2002	807,952	11.68	9,437	1.60%	4.44%	7.33%
2001	397,634	10.88	4,326	1.60%	3.84%	6.63%
Rydex Variable Trust:
OTC Fund
2002	58,597	3.36	197	1.60%	0.00%	(39.83)%
2001	18,702	5.58	104	1.60%	0.00%	(36.22)%
Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	219,643	8.07	1,773	1.60%	1.07%	(24.28)%
2001	239,512	10.65	2,551	1.60%	0.84%	(5.69)%
Strategic Bond Fund
2002	208,102	11.68	2,431	1.60%	5.67%	7.10%
2001	118,221	10.90	1,289	1.60%	5.18%	5.20%
Total Return Fund
2002	65,454	9.11	596	1.60%	1.58%	(8.36)%
2001	49,020	9.94	487	1.60%	2.66%	(2.39)%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2002	36,666	8.04	295	1.60%	0.00%	(20.72)%
2001	—	—	—	—	—	—
Emerging Growth Portfolio — Class II Shares
2002	1,249	7.26	9	1.60%	0.00%	(33.73)%
2001	—	—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V:	Units	Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Aggressive Growth Fund — Series I Shares
2002	352	$5.24	$2	0.75%	0.00%	(23.24)%
2001	1,322	6.83	9	0.75%	0.00%	(26.62)%
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	451	4.75	2	0.75%	0.00%	(24.92)%
2001	1,177	6.33	7	0.75%	0.00%	(23.86)%
AIM V.I. Capital Development Fund — Series I Shares
2002	623	7.56	5	0.75%	0.00%	(21.95)%
2001	506	9.68	5	0.75%	0.00%	(8.78)%
AIM V.I. Core Equity Fund — Series I Shares
2002	240	5.84	1	0.75%	0.72%	(16.22)%
2001	39	6.97	0	0.75%	0.00%	(23.43)%
AIM V.I. Global Utilities Fund — Series I Shares
2002	300	5.08	2	0.75%	3.97%	(26.09)%
2001	153	6.87	1	0.75%	1.21%	(28.48)%
AIM V.I. Government Securities Fund — Series I Shares
2002	126,953	12.01	1,525	0.75%	0.12%	8.77%
2001	822	11.05	9	0.75%	4.33%	4.87%
AIM V.I. New Technology Fund — Series I Shares
2002	3,740	1.90	7	0.75%	0.00%	(45.54)%
2001	15,314	3.49	53	0.75%	8.48%	(47.86)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Overseas Portfolio
2002	586	5.49	3	0.75%	0.78%	(20.88)%
2001	—	—	—	—	—	—
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	2,279	7.42	17	0.75%	1.44%	(17.24)%
2001	6,651	8.97	60	0.75%	1.34%	(9.44)%
VIP III Growth Opportunities Portfolio
2002	251	5.85	1	0.75%	1.17%	(22.43)%
2001	194	7.54	1	0.75%	0.44%	(15.07)%
VIP III Mid Cap Portfolio
2002	3,180	9.49	30	0.75%	0.98%	(10.50)%
2001	2,055	10.60	22	0.75%	0.00%	(3.94)%
GE Investments Funds, Inc.:
Income Fund
2002	3,525	12.28	43	0.75%	3.97%	9.06%
2001	3,905	11.26	44	0.75%	5.68%	6.62%
International Equity Fund
2002	1,579	5.25	8	0.75%	0.95%	(24.40)%
2001	—	—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V:	Units	Unit Value	000s
Mid-Cap Value Equity Fund
2002	1,841	$9.43	$17	0.75%	0.84%	(14.41)%
2001	2,066	11.02	23	0.75%	0.86%	(0.43)%
Money Market Fund
2002	3,495,756	1.06	3,706	0.75%	1.49%	0.71%
2001	1,890,168	1.06	2,004	0.75%	3.80%	3.19%
Premier Growth Equity Fund
2002	10,053	6.86	69	0.75%	0.05%	(21.61)%
2001	207	8.75	2	0.75%	0.11%	(9.82)%
Real Estate Securities Fund
2002	8,225	11.55	95	0.75%	4.04%	(2.09)%
2001	3,236	11.79	38	0.75%	4.06%	10.99%
S&P 500® Index Fund
2002	24,977	6.16	154	0.75%	1.19%	(22.95)%
2001	6,754	8.00	54	0.75%	1.00%	(12.93)%
Total Return Fund
2002	7,330	8.86	65	0.75%	2.28%	(9.99)%
2001	—	—	—	—	—	—
U.S. Equity Fund
2002	5,033	7.24	36	0.75%	0.92%	(19.87)%
2001	4,772	9.04	43	0.75%	0.77%	(9.16)%
Janus Aspen Series:
Capital Appreciation Portfolio
2002	462	5.59	3	0.75%	0.54%	(16.30)%
2001	649	6.67	4	0.75%	1.19%	(22.26)%
Core Equity Portfolio
2002	332	6.71	2	0.75%	0.35%	(18.88)%
2001	287	8.27	2	0.75%	1.02%	(12.42)%
Flexible Income Portfolio
2002	46,091	12.20	562	0.75%	4.75%	9.65%
2001	941	11.13	10	0.75%	5.73%	6.93%
International Growth Portfolio
2002	683	4.71	3	0.75%	0.83%	(26.14)%
2001	320	6.38	2	0.75%	1.00%	(23.81)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI:	Units	Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	1,662,052	$4.60	$7,645	1.50%	0.00%	(25.49)%
2001	1,178,042	6.17	7,269	1.50%	0.00%	(24.44)%
AIM V.I. Growth Fund — Series I Shares
2002	1,259,858	3.33	4,195	1.50%	0.00%	(32.01)%
2001	860,251	4.90	4,215	1.50%	0.35%	(34.88)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	2,944,086	5.02	14,779	1.50%	0.37%	(31.31)%
2001	2,168,360	7.31	15,851	1.50%	0.23%	(13.88)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	5,560,666	8.11	45,097	1.50%	0.55%	(23.43)%
2001	2,564,812	10.59	27,161	1.50%	0.36%	(1.36)%
Premier Growth Portfolio — Class B
2002	2,672,956	4.45	11,895	1.50%	0.00%	(31.88)%
2001	2,070,574	6.53	13,521	1.50%	0.00%	(18.65)%
Quasar Portfolio — Class B
2002	441,575	4.98	2,199	1.50%	0.00%	(33.09)%
2001	332,400	7.44	2,473	1.50%	0.00%	(14.18)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	436,606	7.30	3,187	1.50%	0.95%	(1.98)%
2001	150,127	7.45	1,118	1.50%	1.74%	1.76%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	818,129	4.60	3,763	1.50%	0.24%	(30.01)%
2001	675,418	6.57	4,437	1.50%	0.08%	(23.74)%
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	809,652	9.18	7,433	1.50%	8.49%	(0.29)%
2001	267,415	9.19	2,458	1.50%	3.47%	(0.15)%
Federated International Small Company Fund II
2002	379,708	4.70	1,785	1.50%	0.00%	(18.72)%
2001	111,247	5.78	643	1.50%	0.00%	(31.07)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	2,766,772	8.41	23,269	1.50%	1.20%	(18.40)%
2001	1,247,800	10.31	12,865	1.50%	0.22%	(6.66)%
VIP Growth Portfolio — Service Class 2
2002	3,350,454	4.66	15,613	1.50%	0.12%	(31.34)%
2001	1,934,977	6.79	13,138	1.50%	0.02%	(19.11)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI:	Units	Unit Value	000s
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	2,682,748	$7.20	$19,316	1.50%	0.58%	(10.96)%
2001	1,382,517	8.08	11,171	1.50%	0.22%	(13.79)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	1,005,224	7.18	7,218	1.50%	1.15%	(18.09)%
2001	566,471	8.76	4,962	1.50%	0.37%	(10.38)%
VIP III Mid Cap Portfolio — Service Class 2
2002	3,315,853	9.02	29,909	1.50%	0.67%	(11.38)%
2001	1,749,762	10.18	17,813	1.50%	0.00%	(4.97)%
Franklin Templeton Variable Insurance Products Trust:
Templeton Global Asset Allocation Fund — Class 2 Shares
2002	374	10.09	4	1.50%	0.00%	(0.94)%
2001	—	—	—	—	—	—
GE Investments Funds, Inc.:
Income Fund
2002	518,423	10.64	5,516	1.50%	3.97%	8.24%
2001	—	—	—	—	—	—
Mid-Cap Value Equity Fund
2002	2,414,851	9.43	22,772	1.50%	0.84%	(15.06)%
2001	952,179	11.10	10,569	1.50%	0.86%	(1.19)%
Money Market Fund
2002	4,808,269	10.48	50,391	1.50%	1.49%	(0.05)%
2001	2,491,737	10.49	26,138	1.50%	3.80%	2.40%
Premier Growth Equity Fund
2002	1,851,265	6.58	12,181	1.50%	0.05%	(22.20)%
2001	679,903	8.46	5,752	1.50%	0.11%	(10.51)%
S&P 500® Index Fund
2002	6,212,679	5.98	37,152	1.50%	1.19%	(23.53)%
2001	3,034,072	7.82	23,726	1.50%	1.00%	(13.59)%
Small-Cap Value Equity Fund
2002	1,979,892	10.45	20,690	1.50%	0.31%	(15.15)%
2001	603,771	12.31	7,432	1.50%	0.81%	8.31%
U.S. Equity Fund
2002	1,679,606	7.06	11,858	1.50%	0.92%	(20.48)%
2001	596,270	8.87	5,289	1.50%	0.77%	(9.85)%
Value Equity Fund
2002	886,780	7.25	6,429	1.50%	1.11%	(18.80)%
2001	321,742	8.93	2,873	1.50%	1.09%	(10.13)%
Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
2002	2,245,993	2.80	6,289	1.50%	0.00%	(29.20)%
2001	1,979,779	3.96	7,840	1.50%	0.00%	(40.50)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI:	Units	Unit Value	000s
Balanced Portfolio — Service Shares
2002	4,985,061	$8.28	$41,276	1.50%	2.24%	(8.07)%
2001	2,682,847	9.01	24,172	1.50%	2.33%	(6.34)%
Capital Appreciation Portfolio — Service Shares
2002	1,974,833	5.39	10,644	1.50%	0.31%	(17.19)%
2001	1,732,144	6.50	11,259	1.50%	0.96%	(23.01)%
Global Life Sciences Portfolio — Service Shares
2002	559,790	6.10	3,415	1.50%	0.00%	(30.61)%
2001	490,003	8.79	4,307	1.50%	0.00%	(18.01)%
Global Technology Portfolio — Service Shares
2002	1,071,043	2.39	2,560	1.50%	0.00%	(41.82)%
2001	972,418	4.11	3,997	1.50%	0.66%	(38.26)%
Growth Portfolio — Service Shares
2002	2,035,353	4.45	9,057	1.50%	0.00%	(27.82)%
2001	1,965,673	6.16	12,109	1.50%	0.21%	(26.03)%
International Growth Portfolio — Service Shares
2002	1,779,820	4.47	7,956	1.50%	0.90%	(26.87)%
2001	1,007,056	6.11	6,153	1.50%	0.80%	(24.59)%
Worldwide Growth Portfolio — Service Shares
2002	2,503,755	4.56	11,417	1.50%	0.61%	(26.82)%
2001	2,117,193	6.23	13,190	1.50%	0.31%	(23.79)%
J.P. Morgan Series Trust II:
Bond Portfolio
2002	378	10.19	4	1.50%	0.00%	1.84%
2001	—	—	—	—	—	—
Mid Cap Value Portfolio
2002	368	10.16	4	1.50%	0.00%	1.55%
2001	—	—	—	—	—	—
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	2,157,083	4.74	10,225	1.50%	0.00%	(28.80)%
2001	1,370,095	6.66	9,125	1.50%	0.05%	(25.97)%
MFS® Investors Trust Series — Service Class Shares
2002	1,008,165	6.32	6,372	1.50%	0.44%	(22.34)%
2001	591,306	8.14	4,813	1.50%	0.18%	(17.37)%
MFS® New Discovery Series — Service Class Shares
2002	1,656,107	5.62	9,307	1.50%	0.00%	(32.83)%
2001	643,039	8.37	5,382	1.50%	0.00%	(6.68)%
MFS® Utilities Series — Service Class Shares
2002	1,379,854	5.78	7,976	1.50%	2.45%	(24.06)%
2001	973,433	7.61	7,408	1.50%	1.56%	(25.59)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI:	Units	Unit Value	000s
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
2002	2,869,699	$6.23	$17,878	1.50%	0.39%	(23.53)%
2001	1,175,084	8.14	9,565	1.50%	0.15%	(13.50)%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	2,417,368	6.37	15,399	1.50%	0.57%	(20.25)%
2001	1,249,865	7.98	9,974	1.50%	0.17%	(11.63)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	332,618	11.74	3,905	1.50%	3.57%	6.57%
2001	60,992	11.01	672	1.50%	3.00%	5.97%
High Yield Portfolio — Administrative Class Shares
2002	1,559,690	9.74	15,191	1.50%	8.21%	(2.67)%
2001	455,975	10.01	4,564	1.50%	6.66%	0.81%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	2,265,357	13.41	30,378	1.50%	7.19%	15.82%
2001	734,864	11.58	8,510	1.50%	4.04%	4.26%
Total Return Portfolio — Administrative Class Shares
2002	6,050,592	12.13	73,394	1.50%	4.44%	7.43%
2001	1,662,057	11.29	18,765	1.50%	3.84%	6.74%
Rydex Variable Trust:
OTC Fund
2002	1,244,185	2.34	2,911	1.50%	0.00%	(39.77)%
2001	985,138	3.89	3,832	1.50%	0.00%	(36.16)%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2002	221,211	8.05	1,781	1.50%	0.00%	(20.65)%
2001	—	—	—	—	—	—
Emerging Growth Portfolio — Class II Shares
2002	74,860	7.26	543	1.50%	0.00%	(33.67)%
2001	—	—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII:	Units	Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	490,960	$4.58	$2,249	1.70%	0.00%	(25.64)%
2001	409,321	6.15	2,517	1.70%	0.00%	(24.59)%
AIM V.I. Growth Fund — Series I Shares
2002	429,559	3.31	1,422	1.70%	0.00%	(32.15)%
2001	351,148	4.88	1,714	1.70%	0.35%	(35.02)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	1,063,872	5.00	5,319	1.70%	0.37%	(31.45)%
2001	818,340	7.29	5,966	1.70%	0.23%	(14.06)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	1,951,504	8.07	15,749	1.70%	0.55%	(23.59)%
2001	825,837	10.56	8,721	1.70%	0.36%	(1.56)%
Premier Growth Portfolio — Class B
2002	1,159,015	4.42	5,123	1.70%	0.00%	(32.02)%
2001	813,964	6.51	5,299	1.70%	0.00%	(18.81)%
Quasar Portfolio — Class B
2002	134,844	4.95	667	1.70%	0.00%	(33.22)%
2001	62,503	7.42	464	1.70%	0.00%	(14.35)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	76,583	7.26	556	1.70%	0.95%	(2.17)%
2001	63,965	7.43	475	1.70%	1.74%	1.55%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	146,590	4.57	670	1.70%	0.24%	(30.16)%
2001	127,492	6.55	835	1.70%	0.08%	(23.90)%
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
2002	208	9.96	2	1.70%	0.00%	(0.41)%
2001	—	—	—	—	—	—
VT Worldwide Health Sciences Fund
2002	3,029	10.03	30	1.70%	0.00%	(0.29)%
2001	—	—	—	—	—	—
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	368,364	9.13	3,363	1.70%	8.49%	(0.49)%
2001	143,887	9.16	1,318	1.70%	3.47%	(0.36)%
Federated International Small Company Fund II
2002	67,435	4.67	315	1.70%	0.00%	(18.88)%
2001	23,627	5.76	136	1.70%	0.00%	(31.21)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	1,288,935	8.37	10,788	1.70%	1.20%	(18.56)%
2001	570,855	10.28	5,868	1.70%	0.22%	(6.85)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII:	Units	Unit Value	000s
VIP Growth Portfolio — Service Class 2
2002	974,269	$4.64	$4,521	1.70%	0.12%	(31.48)%
2001	603,088	6.77	4,083	1.70%	0.02%	(19.27)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	918,624	7.16	6,577	1.70%	0.58%	(11.14)%
2001	476,256	8.06	3,839	1.70%	0.22%	(13.97)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	503,223	7.14	3,593	1.70%	1.15%	(18.26)%
2001	280,032	8.74	2,447	1.70%	0.37%	(10.56)%
VIP III Mid Cap Portfolio — Service Class 2
2002	889,218	8.97	7,976	1.70%	0.67%	(11.56)%
2001	403,825	10.14	4,095	1.70%	0.00%	(5.16)%
GE Investments Funds, Inc.:
Income Fund
2002	216,173	10.63	2,298	1.70%	3.97%	8.02%
2001	—	—	—	—	—	—
Mid-Cap Value Equity Fund
2002	785,521	9.38	7,368	1.70%	0.84%	(15.23)%
2001	319,791	11.06	3,537	1.70%	0.86%	(1.39)%
Money Market Fund
2002	1,689,357	10.43	17,620	1.70%	1.49%	(0.25)%
2001	671,871	10.46	7,028	1.70%	3.80%	2.19%
Premier Growth Equity Fund
2002	454,718	6.55	2,978	1.70%	0.05%	(22.36)%
2001	203,781	8.44	1,720	1.70%	0.11%	(10.69)%
S&P 500® Index Fund
2002	2,153,221	5.95	12,812	1.70%	1.19%	(23.69)%
2001	1,104,277	7.79	8,602	1.70%	1.00%	(13.77)%
Small-Cap Value Equity Fund
2002	528,246	10.39	5,488	1.70%	0.31%	(15.32)%
2001	181,000	12.27	2,221	1.70%	0.81%	8.09%
U.S. Equity Fund
2002	791,025	7.02	5,553	1.70%	0.92%	(20.64)%
2001	374,328	8.85	3,313	1.70%	0.77%	(10.04)%
Value Equity Fund
2002	400,281	7.21	2,886	1.70%	1.11%	(18.97)%
2001	172,412	8.90	1,534	1.70%	1.09%	(10.31)%
Janus Aspen Series — Service Shares:
Aggressive Growth Portfolio — Service Shares
2002	458,916	2.79	1,280	1.70%	0.00%	(29.34)%
2001	386,562	3.95	1,527	1.70%	0.00%	(40.63)%
Balanced Portfolio — Service Shares
2002	1,917,665	8.24	15,802	1.70%	2.24%	(8.26)%
2001	972,626	8.98	8,734	1.70%	2.33%	(6.53)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII:	Units	Unit Value	000s
Capital Appreciation Portfolio — Service Shares
2002	425,478	$5.36	$2,281	1.70%	0.31%	(17.36)%
2001	362,926	6.48	2,352	1.70%	0.96%	(23.17)%
Global Life Sciences Portfolio — Service Shares
2002	101,020	6.07	613	1.70%	0.00%	(30.75)%
2001	103,526	8.76	907	1.70%	0.00%	(18.18)%
Global Technology Portfolio — Service Shares
2002	318,267	2.38	757	1.70%	0.00%	(41.94)%
2001	185,853	4.10	762	1.70%	0.66%	(38.39)%
Growth Portfolio — Service Shares
2002	609,116	4.42	2,692	1.70%	0.00%	(27.97)%
2001	521,222	6.14	3,200	1.70%	0.21%	(26.19)%
International Growth Portfolio — Service Shares
2002	447,171	4.44	1,985	1.70%	0.90%	(27.02)%
2001	264,963	6.09	1,614	1.70%	0.80%	(24.74)%
Worldwide Growth Portfolio — Service Shares
2002	844,883	4.54	3,836	1.70%	0.61%	(26.97)%
2001	629,158	6.21	3,907	1.70%	0.31%	(23.94)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	576,645	4.71	2,716	1.70%	0.00%	(28.95)%
2001	331,541	6.64	2,201	1.70%	0.05%	(26.12)%
MFS® Investors Trust Series — Service Class Shares
2002	376,910	6.29	2,371	1.70%	0.44%	(22.50)%
2001	241,953	8.11	1,962	1.70%	0.18%	(17.54)%
MFS® New Discovery Series — Service Class Shares
2002	411,289	5.60	2,303	1.70%	0.00%	(32.96)%
2001	155,938	8.35	1,302	1.70%	0.00%	(6.88)%
MFS® Utilities Series — Service Class Shares
2002	501,656	5.75	2,885	1.70%	2.45%	(24.21)%
2001	303,903	7.59	2,307	1.70%	1.56%	(25.74)%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA — Service Shares
2002	100	9.69	1	1.70%	0.00%	(3.13)%
2001	—	—	—	—	—	—
Oppenheimer Global Securities Fund/VA — Service Shares
2002	691,046	6.19	4,278	1.70%	0.39%	(23.69)%
2001	276,877	8.12	2,248	1.70%	0.15%	(13.68)%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	1,005,472	6.33	6,365	1.70%	0.57%	(20.41)%
2001	473,200	7.95	3,762	1.70%	0.17%	(11.81)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII:	Units	Unit Value	000s
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	82,184	$11.68	$960	1.70%	3.57%	6.35%
2001	16,136	10.98	177	1.70%	3.00%	5.76%
High Yield Portfolio — Administrative Class Shares
2002	541,743	9.69	5,249	1.70%	8.21%	(2.87)%
2001	207,597	9.98	2,072	1.70%	6.66%	0.60%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	1,088,846	13.35	14,536	1.70%	7.19%	15.58%
2001	386,285	11.55	4,462	1.70%	4.04%	4.05%
Total Return Portfolio — Administrative Class Shares
2002	2,751,630	12.07	33,212	1.70%	4.44%	7.22%
2001	810,937	11.26	9,131	1.70%	3.84%	6.52%
Rydex Variable Trust:
OTC Fund
2002	329,408	2.33	768	1.70%	0.00%	(39.89)%
2001	239,875	3.88	931	1.70%	0.00%	(36.29)%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2002	130,719	8.03	1,050	1.70%	0.00%	(20.81)%
2001	—	—	—	—	—	—
Emerging Growth Portfolio — Class II Shares
2002	28,218	7.25	205	1.70%	0.00%	(33.80)%
2001	—	—	—	—	—	—

Type VIII:
GE Investments Funds, Inc.:
Total Return Fund
2002	616,931	9.20	5,676	1.50%	2.28%	(8.01)%
2001	—	—	—	—	—	—

GE LIFE AND ANNUITY ASSURANCE COMPANY

Financial Statements

Year ended December 31, 2002

(With Independent Auditors’ Report Thereon)

GE LIFE AND ANNUITY ASSURANCE COMPANY

December 31, 2002

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

GE Life and Annuity Assurance Company:

We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2002 and 2001, and the related consolidated statements of income, shareholders’ interest, and cash flows for each of the years in the three-year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Notes 1 and 4 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002.

As discussed in Notes 1 and 10 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities in 2001.

Richmond, Virginia

February 7, 2003

F-1

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Balance Sheets

(Dollar amounts in millions, except per share amounts)

	December 31,
	2002	2001
Assets
Investments:
Fixed maturities available-for-sale, at fair value	$10,049.0	$10,539.6
Equity securities available-for-sale, at fair value
Common stock	21.3	20.6
Preferred stock, non-redeemable	3.6	17.2
Mortgage loans, net of valuation allowance of $8.9 and $18.2 at December 31, 2002 and December 31, 2001, respectively	1,034.7	938.8
Policy loans	123.9	109.4
Short-term investments	278.0	40.5
Other invested assets	80.5	113.0

Total investments	11,591.0	11,779.1
Cash and cash equivalents	—	—
Accrued investment income	160.4	208.4
Deferred acquisition costs	827.2	853.8
Goodwill	107.4	107.4
Intangible assets	207.7	255.9
Reinsurance recoverable	174.4	151.1
Other assets	97.2	112.7
Separate account assets	7,182.8	8,994.3

Total assets	$20,348.1	$22,462.7

Liabilities and Shareholders’ Interest
Liabilities:
Future annuity and contract benefits	$10,771.5	$10,975.3
Liability for policy and contract claims	240.4	189.0
Other policyholder liabilities	208.1	91.4
Accounts payable and accrued expenses	136.2	555.0
Deferred income tax liability	104.9	75.5
Separate account liabilities	7,182.8	8,994.3

Total liabilities	18,643.9	20,880.5

Shareholders’ interest:
Net unrealized investment losses	(12.0)	(17.4)
Derivatives qualifying as hedges	2.3	(8.1)

Accumulated non-owner changes in equity	(9.7)	(25.5)
Preferred stock, Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 120,000 shares issued and outstanding)	120.0	120.0
Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares issued and outstanding)	25.6	25.6
Additional paid-in capital	1,050.7	1,050.7
Retained earnings	517.6	411.4

Total shareholders’ interest	1,704.2	1,582.2

Total liabilities and shareholders’ interest	$20,348.1	$22,462.7

See Notes to Consolidated Financial Statements.

F-2

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Statements of Income

(Dollar amounts in millions)

	Years Ended December 31,
	2002	2001	2000
Revenues:
Net investment income	$600.2	$698.9	$708.9
Net realized investment gains	55.3	29.1	4.3
Premiums	105.3	108.4	116.3
Cost of insurance	125.8	126.1	126.0
Variable product fees	113.9	131.1	148.7
Other income	44.9	40.8	49.2

Total revenues	1,045.4	1,134.4	1,153.4

Benefits and expenses:
Interest credited	462.1	533.8	532.6
Benefits and other changes in policy reserves	178.2	182.3	223.6
Commissions	112.1	162.7	229.3
General expenses	103.5	128.7	124.4
Amortization of intangibles, net	35.9	52.5	45.2
Change in deferred acquisition costs, net	(5.1)	(125.3)	(237.7)

Total benefits and expenses	886.7	934.7	917.4

Income before income taxes and cumulative effect of change in accounting principle	158.7	199.7	236.0
Provision for income taxes	42.9	70.1	72.9

Income before cumulative effect of change in accounting principle	115.8	129.6	163.1
Cumulative effect of change in accounting principle, net of tax	—	(5.7)	—

Net income	$115.8	$123.9	$163.1

See Notes to Consolidated Financial Statements.

F-3

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Statements of Shareholders’ Interest

(Dollar amounts in millions, except per share amounts)

	Preferred Stock		Common Stock		Additional Paid-In Capital	Accumulated Non-owner Changes In Equity	Retained Earnings	Total Shareholders’ Interest
	Share	Amount	Share	Amount
Balances at January 1, 2000	120,000	$120.0	25,651	$25.6	$1,050.7	$(134.2)	$143.6	$1,205.7
Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—	163.1	163.1
Net unrealized gains on investment securities (a)	—	—	—	—	—	115.5	—	115.5

Total changes other than transactions with shareholders								278.6

Cash dividend declared and paid	—	—	—	—	—	—	(9.6)	(9.6)

Balances at December 31, 2000	120,000	120.0	25,651	25.6	1,050.7	(18.7)	297.1	1,474.7

Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—	123.9	123.9
Net unrealized gains on investment securities (a)	—	—	—	—	—	1.3	—	1.3
Cumulative effect on shareholders’ interest of adopting SFAS 133(b)	—	—	—	—	—	(7.8)	—	(7.8)
Derivatives qualifying as hedges (c)	—	—	—	—	—	(0.3)	—	(0.3)

Total changes other than transactions with shareholders								117.1

Cash dividends declared and paid	—	—	—	—	—	—	(9.6)	(9.6)

Balances at December 31, 2001	120,000	120.0	25,651	25.6	1,050.7	(25.5)	411.4	1,582.2

Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—	115.8	115.8
Net unrealized gains on investment securities (a)	—	—	—	—	—	5.4	—	5.4
Derivatives qualifying as hedges (c)	—	—	—	—	—	10.4	—	10.4

Total changes other than transactions with shareholders								131.6

Cash dividends declared and paid	—	—	—	—	—	—	(9.6)	(9.6)

Balances at December 31, 2002	120,000	$120.0	25,651	$25.6	$1,050.7	$(9.7)	$517.6	$1,704.2

(a)	Presented net of deferred taxes of $(1.8), $0 , and $(61.8) in 2002, 2001 and 2000, respectively.
(b)	Presented net of deferred taxes of $4.4.
(c)	Presented net of deferred taxes of $(5.9) and $0.2 in 2002 and 2001, respectively.

See Notes to Consolidated Financial Statements.

F-4

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Statements of Cash Flows

(Dollar amounts in millions)

	Years Ended December 31,
	2002	2001	2000
Cash flows from operating activities:
Net income	$115.8	$123.9	$163.1

Adjustments to reconcile net income to net cash provided by operating activities:
Cumulative effect of change in accounting principles, net of tax	—	5.7	—
Change in future policy benefits	373.2	434.0	539.6
Net realized investments gains	(55.3)	(29.1)	(4.3)
Amortization of investment premiums and discounts	29.9	6.8	(3.4)
Amortization of intangibles, net	35.9	52.5	45.2
Deferred income tax expense net	21.8	51.1	94.5
Change in certain assets and liabilities:
Decrease (increase) in:
Accrued investment income	48.0	7.5	(25.7)
Deferred acquisition costs	(5.1)	(125.3)	(237.7)
Other assets, net	6.6	(47.5)	186.7
Increase (decrease) in:
Policy and contract claims	27.9	39.7	25.5
Other policyholder liabilities	117.0	(71.5)	26.8
Accounts payable and accrued expenses	(380.4)	107.5	190.5

Total adjustments	219.5	431.4	837.7

Net cash provided by operating activities	335.3	555.3	1,000.8

Cash flows from investing activities:
Short term investment activity, net	(237.5)	(22.9)	(17.6)
Proceeds from sales and maturities of investment securities and other invested assets	6,087.4	3,904.1	1,997.0
Principal collected on mortgage and policy loans	151.2	332.6	102.1
Purchases of investment securities and other invested assets	(5,464.1)	(5,182.8)	(3,047.2)
Mortgage loan originations and increase in policy loans	(252.8)	(167.9)	(437.4)

Net cash provided by (used in) investing activities	284.2	(1,136.9)	(1,403.1)

Cash flows from financing activities:
Proceeds from issuance of investment contracts	3,116.8	4,120.9	5,274.4
Redemption and benefit payments on investment contracts	(3,694.3)	(3,566.0)	(4,946.8)
Proceeds from short-term borrowings	388.4	301.1	1,092.3
Payments on short-term borrowings	(420.8)	(336.2)	(1,006.6)
Cash dividends to shareholders	(9.6)	(9.6)	(9.6)

Net cash (used in) provided by financing activities	(619.5)	510.2	403.7

Net increase (decrease) in cash and cash equivalents	—	(71.4)	1.4
Cash and cash equivalents at beginning of year	—	71.4	70.0

Cash and cash equivalents at end of year	$—	$—	$71.4

See Notes to Consolidated Financial Statements.

F-5

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(1) Summary of Significant Accounting Policies

(a)	Principles of Consolidation

The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company (“GELAAC”) and its subsidiary, Assigned Settlement, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

The majority of GELAAC’s outstanding common stock is owned by General Electric Capital Assurance Company (“GECA”). GECA is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. (“GEFAHI”), which was an indirect wholly-owned subsidiary of General Electric Capital Corporation (“GECC”). GECC is a wholly-owned subsidiary of General Electric Capital Services, Inc. (“GE Capital Services”) at December 31, 2002, which in turn is wholly owned, directly or indirectly, by General Electric Company.

(b)	Basis of Presentation

These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

(c)	Products

Our product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

Wealth Accumulation and Transfer products are investment vehicles and insurance contracts intended to increase the policyholder’s wealth, transfer wealth to beneficiaries, or provide a means for replacing the income of the insured in the event of premature death. Our principal product lines under the Wealth Accumulation and Transfer segment are deferred annuities (fixed or variable), life insurance (universal, variable, and interest sensitive), and institutional stable value products.

Lifestyle Protection and Enhancement products are intended to protect accumulated wealth and income from the financial drain of unforeseen events. Our principal product line under the Lifestyle Protection and Enhancement segment is Medicare supplemental insurance.

We distribute our products through two primary channels: intermediaries (such as brokerage general agencies, banks, securities brokerage firms, financial planning firms, accountants, affluent market producers, and specialized brokers) and career or dedicated sales forces, who distribute certain of our products on an exclusive basis, some of whom are not our employees. Approximately 26%, 30%, and 25% of our sales of variable products in 2002, 2001, and 2000, respectively, have been through two specific national stock brokerage firms. Loss of all or a substantial portion of the business provided by these stock brokerage firms could have a material adverse effect on our business and operations. We do not believe, however, that the loss of such business would have a long-term adverse effect because of our competitive position in the marketplace, the availability of business from other distributors, and our mix of other products.

F-6

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

We offer insurance products throughout the United States of America (except New York). Approximately 20%, 17%, and 18% of premium and annuity consideration collected, in 2002, 2001, and 2000, respectively, came from customers residing in the South Atlantic region of the United States; approximately 16%, 23%, and 24% of premium and annuity consideration collected, in 2002, 2001, and 2000, respectively, came from customers residing in the Mid-Atlantic region of the United States; and approximately 11%, 13%, and 9% of premium and annuity consideration collected, in 2002, 2001, and 2000, respectively, came from customers residing in California.

(d)	Revenues

Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent annuities, when the contracts are issued. Premiums received under institutional stable value products; annuity contracts without significant mortality risk, and universal life products are not reported as revenues but as deposits and included in liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders’ account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

(e)	Cash and Cash Equivalents

Certificates, money market funds, and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than a year are included in short term investments.

(f)	Investment Securities

We have designated our fixed maturities (bonds) and our equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or discounted expected cash flows using current market rates commensurate with credit quality and maturity of the investments, as applicable.

Changes in the fair values of investments available-for-sale, net of the effect on deferred acquisition costs, present value of future profits, and deferred income taxes are reflected as unrealized investment gains or losses in a separate component of shareholders’ interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds fair value, the duration of the market decline, and the financial health of specific prospects for the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities.

We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned.

Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

F-7

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

Mortgage and policy loans are stated at their unpaid principal balance. Mortgage loans are stated net of an allowance for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management’s best estimate of probable losses, including specific allowances for known troubled loans, if any. Write-downs and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income.

Short-term investments, are stated at amortized cost which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

(g)	Deferred Acquisition Costs

Acquisition costs include costs and expenses, which vary with and are primarily related to the acquisition of insurance and investment contracts.

Acquisition costs include first-year commissions in excess of recurring renewal commissions, certain support costs such as underwriting and policy issue costs, and the bonus feature of certain variable annuity products. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income and, if not considered recoverable, are charged to expense.

(h)	Intangible Assets

Present Value of Future Profits - In conjunction with our acquisitions, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits (“PVFP”), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in our net income but rather as a credit or charge to shareholders’ interest, net of applicable income tax.

F-8

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

Goodwill - As of January 1, 2002, we adopted Statement of Financial Accounting Standard No. 142, Goodwill and Other Intangible Assets (SFAS 142). Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value approach, at the “reporting unit” level. A reporting unit is the operating segment, or business one level below that operating segment (the “component” level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a report unit’s goodwill exceeds its fair value. We used discounted cash flows to establish fair values. When available and as appropriate, we used comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the gain or loss on disposal using the relative fair value methodology.

We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested for impairment and written down to fair value as required.

Before December 31, 2001, we amortized goodwill over our estimated period of benefit on a straight-line basis; we amortized other intangible assets on appropriate bases over their estimated lives. No amortization period exceeded 40 years. When an intangible asset’s carrying value exceeded associated expected operating cash flows, we considered it to be impaired and wrote it down to fair value, which we determined based on either discounted future cash flows or appraised values.

Software - Costs incurred for internally developed and purchased software are capitalized after technological feasibility is established. Capitalization ceases when the software is ready for its intended use and is amortized over a period of 3 to 5 years.

(i)	Income Taxes

We file a consolidated life insurance federal income tax return with our parent, GECA and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

(j)	Reinsurance

Premium revenue, benefits, underwriting, acquisition, and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

(k)	Future Annuity and Contract Benefits

Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder’s current

F-9

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense, and withdrawals, with experience adjustments for adverse deviation where appropriate.

(l)	Liability for Policy and Contract Claims

The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

(m)	Separate Accounts

The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity contract holders and variable life policyholders. We receive mortality risk and expense fees and administration charges from the variable mutual fund portfolios in the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the policyholders’ equity in those assets.

We have periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2002, approximately $20.0 of our other invested assets related to our capital investments in the separate accounts.

(n)	Accounting Changes

Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value methodology. We stopped amortizing goodwill effective January 1, 2002.

Under SFAS 142, we were required to test all existing goodwill for impairment as of January 1, 2002, on a “reporting unit” basis. No goodwill impairment charge was taken as a result of our goodwill testing for impairment in accordance with SFAS 142.

At January 1, 2001, we adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as amended. Under SFAS 133 all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of hedges is reported in earnings as it occurs. Further information about derivative instruments is provided in Note 10.

F-10

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

At January 1, 2001, the cumulative effect of adopting this accounting change, was as follows:

	Earnings	Shareholders’ Interest
Adjustment to fair value of derivatives (a)	$(8.7)	$(12.2)
Income tax effects	3.0	4.4

Totals	$(5.7)	$(7.8)

(a)	For earnings effect, amount shown is net of hedged items.

The cumulative effect on shareholders’ interest was primarily attributable to marking to market swap contracts used to hedge variable-rate borrowings. Decreases in the fair values of these instruments were attributable to declines in interest rates since inception of the hedging arrangement. As a matter of policy, we ensure that funding, including the effect of derivatives, of our investment and other financial asset positions are substantially matched in character (e.g., fixed vs. floating) and duration. As a result, declines in the fair values of these effective derivatives are offset by unrecognized gains on the related financing assets and hedged items, and future net earnings will not be subject to volatility arising from interest rate changes.

(o)	Accounting Pronouncements Not Yet Adopted

In January 2003, the FASB issued FIN 46, Consolidation of Variable Interest Entities, which we intend to adopt on July 1, 2003. We do not believe it is reasonably possible that any special purpose entities (“SPEs”), or assets previously sold to qualifying SPEs (“QSPEs”), will be consolidated on our books. Information about our activities with, and exposures to, QSPEs is provided in Note 11.

(2) Investment Securities

(a)	General

For the years ended December 31, 2002, 2001, and 2000 the sources of our investment income were as follows:

	2002	2001	2000
Fixed maturities	$528.8	$615.2	$623.1
Equity securities	0.5	1.7	1.8
Mortgage loans	73.2	80.9	80.0
Policy loans	6.3	7.1	4.6
Other investments	0.9	1.8	6.7

Gross investment income	609.7	706.7	716.2
Investment expenses	(9.5)	(7.8)	(7.3)

Net investment income	$600.2	$698.9	$708.9

F-11

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

For the years ended December 31, 2002, 2001, and 2000, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

	2002	2001	2000
Sales proceeds	$4,186.9	$2,663.3	$874.2

Gross realized investments:
Gains	181.1	100.5	29.3
Losses, including impairments (a)	(125.8)	(71.4)	(25.0)

Net realized investments gains	$55.3	$29.1	$4.3

(a) Impairments were $(77.4), $(24.1) and $(12.6) in 2002, 2001 and 2000, respectively.

The additional proceeds from investments presented in our Consolidated Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls, and sinking fund payments.

Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders’ interest as of December 31, 2002, 2001, and 2000 are summarized as follows:

	2002	2001	2000
Net unrealized gains (losses) on available-for-sale investment securities and other invested assets before adjustments:
Fixed maturities	$18.6	$(41.2)	$(34.4)
Equity securities	4.2	4.6	(1.6)
Other invested assets	(13.9)	(16.4)	(3.2)

Subtotal	8.9	(53.0)	(39.2)

Adjustments to the present value of future profits and deferred acquisitions costs	(29.5)	25.2	10.1
Deferred income taxes	8.6	10.4	10.4

Net unrealized losses on available-for-sale investment securities	$(12.0)	$(17.4)	$(18.7)

The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

	2002	2001	2000
Net unrealized losses on investment securities—beginning of year	$(17.4)	$(18.7)	$(134.2)
Unrealized (losses) gains on investment securities—net of deferred taxes of ($21.2), ($10.2), and ($63.3)	41.3	20.2	118.3
Reclassification adjustments—net of deferred taxes of $19.4, $10.2 and $1.5	(35.9)	(18.9)	(2.8)

Net unrealized losses on investment securities—end of year	$(12.0)	$(17.4)	$(18.7)

At December 31, 2002 and 2001, the amortized cost, gross unrealized gains and losses, and fair values of our fixed maturities and equity securities available-for-sale were as follows:

F-12

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

2002	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agency	$29.4	$0.6	$(0.2)	$29.8
State and municipal	1.0	—	—	1.0
Non-U.S. government	45.9	1.8	(0.1)	47.6
U.S. corporate	6,063.8	161.5	(207.3)	6,018.0
Non-U.S. corporate	668.7	14.4	(15.9)	667.2
Mortgage-backed	1,973.5	58.1	(3.9)	2,027.7
Asset-backed	1,248.1	18.0	(8.4)	1,257.7

Total fixed maturities	10,030.4	254.4	(235.8)	10,049.0
Common stocks and non-redeemable preferred stocks	20.7	4.2	—	24.9

Total available-for-sale securities	$10,051.1	$258.6	$(235.8)	$10,073.9

2001	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agency	$5.1	$0.1	$—	$5.2
State and municipal	1.2	—	—	1.2
Non-U.S. government	37.0	0.2	(0.5)	36.7
U.S. corporate	5,976.7	93.6	(199.4)	5,870.9
Non-U.S. corporate	819.5	10.5	(18.0)	812.0
Mortgage-backed	2,217.3	50.9	(7.3)	2,260.9
Asset-backed	1,524.0	31.5	(2.8)	1,552.7

Total fixed maturities	10,580.8	186.8	(228.0)	10,539.6
Common stocks and non-redeemable preferred stocks	33.2	4.8	(0.2)	37.8

Total available-for-sale securities	$10,614.0	$191.6	$(228.2)	$10,577.4

The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2002 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due in one year less	$700.3	$698.0
Due one year through five years	2,183.7	2,191.8
Due five years through ten years	2,398.9	2,427.0
Due after ten years	1,525.9	1,446.8

Subtotals	6,808.8	6,763.6
Mortgage-backed securities	1,973.5	2,027.7
Asset-backed securities	1,248.1	1,257.7

Totals	$10,030.4	$10,049.0

F-13

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

As of December 31, 2002, $1,127.4 of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

As required by law, we have amounts invested, with governmental authorities and banks for the protection of policyholders, of $5.7 and $5.5 as of December 31, 2002 and 2001, respectively.

As of December 31, 2002, approximately 21%, 20%, and 14% of our investment portfolio was comprised of securities issued by the manufacturing, financial, and utilities industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and is not dependent on the economic stability of one particular region.

As of December 31, 2002, we did not hold any fixed maturity securities which exceeded 10% of shareholders’ interest.

The credit quality of the fixed maturity portfolio at December 31, 2002 and 2001 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody’s.

	2002		2001
	Fair value	Percent	Fair value	Percent
Agencies and treasuries	$199.6	2.0%	$250.5	2.4%
AAA/Aaa	2,801.1	27.9	3,232.4	30.7
AA/Aa	843.6	8.4	841.9	8.0
A/A	2,842.6	28.3	2,432.5	23.1
BBB/Baa	2,170.9	21.6	2,366.6	22.4
BB/Ba	370.7	3.7	346.2	3.3
B/B	99.3	1.0	95.6	0.9
CC and below	19.6	0.2	10.0	0.1
Not rated	701.6	6.9	963.9	9.1

Totals	$10,049.0	100.0%	$10,539.6	100.0%

Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as “not rated”. This has neither positive nor negative implications regarding the value of the security.

At December 31, 2002 and 2001, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $19.1 and $11.7, respectively.

We have limited partnership commitments outstanding of $11.6 and $16.0 at December 31, 2002 and December 31, 2001, respectively.

(b)	Mortgage and Real Estate Portfolio

For the years ended December 31, 2002 and 2001, respectively, we originated $102.1 and $36.0 of mortgages secured by real estate in California, which represents 43% and 25% of our total originations for those years.

F-14

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

We have certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding at December 31, 2002 and 2001 were $15.3 and $6.7, respectively.

“Impaired” loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to our commercial loans.

Under these principles, we have two types of “impaired” loans: loans requiring allowances for losses (none as of December 31, 2002 and 2001) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($3.7 and $7.6 as of December 31, 2002 and 2001, respectively). Average investment in impaired loans during December 31, 2002, 2001, and 2000 was $5.1, $6.8, and $11.5 and interest income earned on these loans while they were considered impaired was $0.5, $0.9, and $0.8 for the years ended December 31, 2002, 2001, and 2000, respectively.

The following table presents the activity in the allowance for losses during the years ended December 31, 2002, 2001, and 2000:

	2002	2001	2000
Balance at January 1	$18.2	$14.3	$23.3
(Benefit) provision (credited) charged to operations	(9.3)	2.3	(11.1)
Amounts written off, net of recoveries	—	1.6	2.1

Balance at December 31	$8.9	$18.2	$14.3

During 2002 and 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, we recognized $11.6 and $12.7 reduction in its allowance for losses, respectively.

The allowance for losses on mortgage loans at December 31, 2002, 2001, and 2000 represented 0.8%, 1.9%, and 1.3% of gross mortgage loans, respectively.

There were no non-income producing mortgage loans as of December 31, 2002 and 2001.

(3) Deferred Acquisition Costs

Activity impacting deferred acquisition costs for the years ended December 31, 2002, 2001, and 2000 was as follows:

	2002	2001	2000
Unamortized balance at January 1	$838.2	$712.9	$475.2
Cost deferred	116.3	204.1	304.4
Amortization, net	(111.2)	(78.8)	(66.7)

Unamortized balance at December 31	843.3	838.2	712.9
Cumulative effect of net unrealized investment losses	(16.1)	15.6	2.8

Balance at December 31	$827.2	$853.8	$715.7

F-15

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(4) Intangible Assets and Goodwill

At December 31, 2002 and 2001 the gross carrying amount and accumulated amortization of intangibles subject to amortization were as follows:

	2002		2001
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Present Value of Future Profits (“PVFP”)	$541.0	$(352.2)	$564.0	$(319.3)
Capitalized Software	26.8	(8.7)	16.2	(5.9)
All Other	1.3	(0.5)	1.2	(0.3)

Total	$569.1	$(361.4)	$581.4	$(325.5)

(a)	Present Value of Future Profits

The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

The following table presents the activity in PVFP for the years ended December 31, 2002, 2001, and 2000:

	2002	2001	2000
Unamortized balance at January 1	$235.1	$278.1	$314.8
Interest accreted as 6.20%, 6.57% and 5.94% for December 31, 2002, 2001, and 2000, respectively	13.2	16.3	17.1
Amortization	(46.1)	(59.3)	(53.8)

Unamortized balance December 31	202.2	235.1	278.1
Cumulative effect of net unrealized investment losses	(13.4)	9.6	7.3

Balance at December 31	$188.8	$244.7	$285.4

The estimated percentage of the December 31, 2002 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2003	12.5%
2004	10.9%
2005	9.8%
2006	8.5%
2007	7.5%

F-16

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(b)	Goodwill

For both December 31, 2002 and 2001, total unamortized goodwill was $107.4 which is shown net of accumulated amortization and adjustments of $43.3. Goodwill amortization was $7.0 for the years ending 2001 and 2000. Under SFAS 142 (effective January 1, 2002), goodwill is no longer amortized but is tested for impairment using a fair value methodology.

As of December 31, 2002 goodwill was comprised of the following:

Wealth Accumulation and Transfer	$85.5
Lifestyle Protection and Enhancement	21.9

Total	$107.4

The effects on earnings excluding such goodwill amortization from 2002, 2001, and 2000 follow.

	2002	2001	2000
Net income as reported	$115.8	$123.9	$163.1

Net income excluding goodwill amortization	$115.8	$130.8	$170.0

(5) Reinsurance

We are involved in both the cession and assumption of reinsurance with other companies. Our reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse us, they do not discharge us from our primary liabilities and we remain liable to the extent that the reinsuring companies are unable to meet their obligations.

In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by any one insured with an issue age up to 75 is $1 and for issue ages over 75 is $0.1. Certain accident and health insurance policies are reinsured on either a quota share or excess of loss basis. We also use reinsurance for guaranteed minimum death benefit (“GMDB”) options on our variable annuity products. We do not have significant reinsurance contracts with any one reinsurer that could have a material impact on our results of operations.

Net life insurance in force as of December 31 is summarized as follows:

	2002	2001	2000
Direct life insurance in force	$29.0	$31.3	$32.9
Amounts ceded to other companies	(4.6)	(5.3)	(5.5)
Amounts assumed from other companies	2.1	2.2	2.4

Net premiums	$26.5	$28.2	$29.8

Percentage of amount assumed to net	7.9%	7.8%	8.1%

F-17

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

The effects of reinsurance on premiums earned for the years ended December 31, 2002, 2001, and 2000 were as follows:

	2002	2001	2000
Direct	$117.9	$128.8	$145.6
Assumed	4.8	3.3	3.3
Ceded	(17.4)	(23.7)	(32.6)

Net premiums earned	$105.3	$108.4	$116.3

Percentage of amount assumed to net	5%	3%	3%

Due to the nature of our insurance contracts, premiums earned approximate premiums written.

Reinsurance recoveries recognized as a reduction of benefits amounted to $42.4, $58.0, and $54.3 for the years ended December 31, 2002, 2001, and 2000, respectively.

(6) Future Annuity and Contract Benefits

(a)	Investment Contracts

Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder’s contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

(b)	Insurance Contracts

Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on our experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

F-18

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

The following chart summarizes the major assumptions underlying our recorded liabilities for future annuity and contract benefits:

	Withdraw Assumption	Mortality/ Morbidity Assumption	Interest Rate Assumption	December 31,
				2002	2001
Investment contracts	N/A	N/A	N/A	$8,592.0	$8,788.6
Limited payment contracts	None	(a)	3.0%-12.0%	30.3	17.9
Traditional life insurance contracts	Company Experience	(b)	6.9% grading to 6.5%	316.6	344.2
Universal life type contracts	N/A	N/A	N/A	1,780.8	1,774.9
Accident and health	Company Experience	(c)	7.5% grading to 4.5%	51.8	49.7

Total future annuity and contracts benefits				$10,771.5	$10,975.3

(a)	Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)	Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables and Company experience.
(c)	The 1958 Commissioner’s Standard Ordinary Table, 1964 modified and 1987 Commissioner’s Disability Tables, and Company experience.

(7) Income Taxes

The total provision (benefit) for income taxes for the years ended December 31, 2002, 2001, and 2000 consisted of the following components:

	2002	2001	2000
Current federal income tax	$19.8	$18.2	$(20.8)
Deferred federal income tax	20.8	49.1	90.5

Subtotal-federal income tax	40.6	67.3	69.7

Current state income tax	1.3	0.8	(0.8)
Deferred state income tax	1.0	2.0	4.0

Subtotal-state income tax	2.3	2.8	3.2

Total income tax	$42.9	$70.1	$72.9

F-19

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, 2002, 2001, and 2000 is as follows:

	2002	2001	2000
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
State income tax, net of federal income tax benefit	0.5	0.5	0.5
Non-deductible goodwill amortization	—	1.2	1.0
Dividends-received deduction	(9.1)	(2.9)	(1.7)
Other, net	0.6	1.3	(3.9)

Effective rate	27.0%	35.1%	30.9%

The components of the net deferred income tax liability at December 31, 2002 and 2001 are as follows:

	2002	2001
Assets:
Insurance reserves amounts	$146.8	$161.8
Net unrealized losses on investment securities	8.6	10.4
Net unrealized loss on derivatives	—	5.0

Total deferred income tax asset	155.4	177.2

Liabilities:
Investments	8.1	1.6
Present value of future profits	43.7	47.3
Deferred acquisition costs	203.6	194.6
Other	4.9	9.2

Total deferred income tax liability	260.3	252.7

Net deferred income tax liability	$104.9	$75.5

Based on an analysis of our tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling us to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

We received a refund of federal and state taxes of $16.4 and $23.9 for the years ended December 31, 2002 and 2001. We also paid $41.1 for federal and state income taxes for the year ended December 31, 2000.

At December 31, 2002 and 2001, the deferred income tax liability was $260.3 and $252.7, respectively. At December 31, 2002 and 2001, the current income tax liability was $30.3 and $2.1, respectively.

(8) Related Party Transactions

We pay investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $36.8, $18.3, and $11.1 for the years ended December 31, 2002, 2001, and 2000, respectively. We charge affiliates for certain services and for the use of facilities and equipment which aggregated $58.4, $68.1, and $55.2, for the years ended December 31, 2002, 2001, and 2000, respectively.

In May 2002, we entered into an investment management agreement with GE Asset Management Incorporated (“GEAM”) under which we paid $8.9 to GEAM as compensation for the investment services.

During 2002, we sold certain assets to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $17.6.

F-20

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

We pay interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. We have a credit line of $500 with GNA. Interest expense under this agreement was $0.1, $0.6, and $1.1 for the years ended December 31, 2002, 2001, and 2000 respectively. We pay interest at the cost of funds of GNA Corporation, which were 1.95% and 2.8%, as of December 31, 2002 and 2001, respectively. The amounts outstanding as of December 31, 2002 and 2001 were $18.1 and $50.5, respectively, and are included with accounts payable and accrued expenses in the Consolidated Balance Sheets.

F-21

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(9) Litigation

We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, the ultimate outcome of which, and any effect on us, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.

On November 1, 2000, GE Life and Annuity Assurance Company (“GE Life”) was named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, we successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from GE Life and alleges improper sales practices in connection with the sale of universal life policies. No class has been certified. On February 27, 2002, the Court denied us motion for summary judgment. We have vigorously denied liability with respect to the plaintiff’s allegations and the ultimate outcome, and any effect on us, of the McBride litigation cannot be determined at this time.

(10) Fair Value of Financial Instruments

Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, separate accounts, and derivative financial instruments. Other financial assets and liabilities – those not carried at fair value – are discussed in the following pages. Apart from certain borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must be determined using models. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2002 and 2001.

A description of how fair values are estimated follows:

Borrowings. Based on market quotes or comparables.

Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices, and /or estimates of the cost to terminate or otherwise settle obligations.

Information about certain financial instruments that were not carried at fair value at December 31, 2002 and 2001, is summarized as follows:

F-22

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

	2002				2001
	Assets (Liabilities)				Assets (Liabilities)
	Notional Amount		Carrying Amount	Estimated Fair Value	Notional Amount		Carrying Amount	Estimated Fair Value
Assets:
Mortgage loans	(a	)	$1,034.7	$1,124.7	(a	)	$938.8	$978.4
Other financial instruments	(a	)	1.6	1.6	(a	)	17.8	17.8
Liabilities:
Borrowings and related instruments:
Borrowings	(a	)	(18.1)	(18.1)	(a	)	(50.5)	(50.5)
Investment contract benefits	(a	)	(8,592.0)	(8,711.1)	(a	)	(8,788.6)	(8,868.4)
Other firm commitments:
Ordinary course of business lending commitments	15.3		—	—	6.7		—	—
Commitments to fund limited partnerships	11.6		—	—	16.0		—	—

(a)	These financial instruments do not have notional amounts.

A reconciliation of current period changes for the years ended December 31, 2002 and 2001, net of applicable income taxes in the separate component of shareholders’ interest labeled “derivatives qualifying as hedges”, follows:

	2002	2001
Net Other Comprehensive Income Balances as of January 1	$(8.1)	$(7.8)
Current period decreases in fair value–net	9.2	(0.1)
Reclassification to earnings, net	1.2	(0.2)

Balance at December 31	$2.3	$(8.1)

Hedges of Future Cash Flows

There was less than $0.01 of ineffectiveness reported in the twelve months ended December 31, 2002 and 2001 in fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2002 and 2001 related to the hedge of future cash flows.

Of the $(7.8) transition adjustment recorded in shareholders’ interest at January 1, 2001, $(0.2), net of income taxes, was reclassified to income during the twelve month period ended December 31, 2001. The $2.3, net of taxes, recorded in shareholders’ interest at December 31, 2002 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount $0.9, net of income taxes, is expected to be reclassified to earnings over the twelve-month period ending December 31, 2003. Actual amounts may vary from this amount as a result of market conditions. The amount of $1.2 net of income taxes was reclassified to income over the twelve months ended December 31, 2002. No amounts were reclassified to income during the twelve months ended December 31, 2002 and 2001 in connection with forecasted transactions that were no longer considered probable of occurring.

Derivatives Not Designated as Hedges

At December 31, 2002, there were no derivatives that do not qualify for hedge accounting under SFAS 133, as amended.

F-23

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(11) Non-controlled Entities

One of the most common forms of off-balance sheet arrangements is asset securitization. We use GE Capital sponsored and third party entities to facilitate asset securitizations. As part of this strategy, management considers the relative risks and returns of our alternatives and predominately uses GE Capital sponsored entities. Management believes these transactions could be readily executed through third party entities at insignificant incremental cost.

The following table summarizes the current balance of assets sold to QSPEs at December 31:

	2002	2001
Receivables-secured by:
Commercial mortgage loans	$162.4	$183.4
Fixed maturities	129.9	—
Other receivables	117.2	129.4

Total receivables	$409.5	$312.8

We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPE’s is provided under credit support agreements, in which GE Financial Assurance provides limited recourse for a maximum of $119 million of credit losses in qualifying entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no QSPE has incurred a loss.

Sales of securitized assets to QSPEs result in a gain or loss based on the difference between sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. Beneficial interests and recourse obligations related to such sales that are recognized in our financial statements are as follows:

	December 31,
	2002		2001
	Cost	Fair Value	Cost	Fair Value
Beneficial interest	$17.0	$20.9	$13.9	$15.7
Servicing assets	—	—	—	—
Recourse liability	—	—	—	—

Total	$17.0	$20.9	$13.9	$15.7

Beneficial interest. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks.

Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and, as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We recognize expected credit losses under these agreements.

F-24

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

Other Non-controlled Entities. We also have certain investments in associated companies for which we provide varying degrees of financial support and are entitled to a share in the results of the entities’ activities. While all of these entities are substantive operating companies, some may need to be evaluated under FIN 46. The types of support we typically provide to these entities consists of credit enhancement, such as debt guarantees, and other contractual arrangements.

(12) Restrictions on Dividends

Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits or our earned surplus require formal approval from the Commonwealth of Virginia State Corporation Commission, Bureau of Insurance. Based on statutory results as of December 31, 2002, we are able to distribute $26.1 in dividends in 2003 without obtaining regulatory approval.

We declared and paid dividends of $9.6 for each of the years ended December 31, 2002, 2001, and 2000.

(13) Supplementary Financial Data

We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners (“NAIC”) that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and shareholders’ interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

For the years ended December 31, 2002, 2001, and 2000, statutory net (loss) income and statutory capital and surplus is summarized below:

	2002	2001	2000
Statutory net gain from operations	$26.1	$11.9	$70.7
Statutory capital and surplus	$550.7	$584.4	$592.9

The NAIC has adopted Risk Based Capital (“RBC”) requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with (i) asset risk, (ii) insurance risk, (iii) interest rate risk, and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2002 and 2001 we exceeded the minimum required RBC levels.

(14) Operating Segment Information

We conduct our operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder’s wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and (2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of our principal product lines within these two segments.

F-25

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

The following is a summary of industry segment activity for December 31, 2002, 2001, and 2000:

December 31, 2002 – Segment Data	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$597.4	$2.8	$600.2
Net realized investment gains	55.3	—	55.3
Premiums	44.8	60.5	105.3
Other revenues	284.2	0.4	284.6

Total revenues	981.7	63.7	1,045.4

Interest credited, benefits, and other changes in policy reserves	594.5	45.8	640.3
Commissions	99.2	12.9	112.1
Amortization of intangibles	35.2	0.7	35.9
Other operating costs and expenses	90.5	7.9	98.4

Total benefits and expenses	819.4	67.3	886.7

Income before income taxes	$162.3	$(3.6)	$158.7

Provision (benefit) for income taxes	$44.1	$(1.2)	$42.9

Net income (loss)	$118.2	$(2.4)	$115.8

Total assets	$20,181.6	$166.5	$20,348.1

F-26

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

December 31, 2001 – Segment Data	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$695.8	$3.1	$698.9
Net realized investment gains	29.1	—	29.1
Premiums	48.2	60.2	108.4
Other revenues	297.8	0.2	298.0

Total revenues	1,070.9	63.5	1,134.4

Interest credited, benefits, and other changes in policy reserves	674.1	42.0	716.1
Commissions	147.1	15.6	162.7
Amortizations of intangibles	50.4	2.1	52.5
Other operating costs and expenses	(2.1)	5.5	3.4

Total benefits and expenses	869.5	65.2	934.7

Income (loss) before income taxes and cumulative effect of change in accounting principle	$201.4	$(1.7)	$199.7

Provision (benefit) for income taxes	$70.6	$(0.5)	$70.1

Net income (loss)	$125.1	$(1.2)	$123.9

Total assets	$22,294.7	$168.0	$22,462.7

December 31, 2000 – Segment Data	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$703.5	$5.4	$708.9
Net realized investment gains	4.3	—	4.3
Premiums	55.3	61.0	116.3
Other revenues	316.2	7.7	323.9

Total revenues	1,079.3	74.1	1,153.4

Interest credited, benefits, and other changes in policy reserves	715.3	40.9	756.2
Commissions	212.8	16.5	229.3
Amortization of intangibles	43.0	2.2	45.2
Other operating costs and expenses	(121.2)	7.9	(113.3)

Total benefits and expenses	849.9	67.5	917.4

Income before income taxes	$229.4	$6.6	$236.0

Provision for income taxes	$70.5	$2.4	$72.9

Net income	$158.9	$4.2	$163.1

Total assets	$22,440.7	$171.8	$22,612.5

F-27

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(15) Quarterly Financial Data (unaudited)

Summarized quarterly financial data for the years ended December 31, 2002 and 2001 were as follows:

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2002	2001	2002	2001	2002	2001	2002	2001
Net investment income	$154.7	$188.1	$150.4	$174.3	$152.6	$169.1	$142.5	$167.4

Total revenues	$267.2	$302.6	$210.9	$291.7	$279.7	$262.2	$287.6	$277.9

Earnings (loss) before cumulative effect of change in accounting principle (1)	$32.7	$33.1	$(0.4)	$38.3	$24.1	$21.9	$59.4	$36.3

Net income (loss)	$32.7	$27.4	$(0.4)	$38.3	$24.1	$21.9	$59.4	$36.3

(1)	See note 1 (n) of the Consolidated Financial Statements.

F-28